DoubleLine Total Return Bond Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 6.2%
3,596,243	AASET Ltd., Series 2018-1A-B	5.44	% (a)	01/16/2038	2,858,013
33,561,734	AASET Ltd., Series 2019-2-A	3.38	% (a)	10/16/2039	31,240,772
20,665,702	AASET Trust, Series 2020-1A-A	3.35	% (a)	01/16/2040	19,609,684
45,000,000	Affirm Asset Securitization Trust, Series 2020-A-A	2.10	% (a)	02/18/2025	45,116,365
5,079,036	Affirm Asset Securitization Trust, Series 2020-Z1-A	3.46	% (a)	10/15/2024	5,177,379
12,950,000	Aligned Data Centers Issuer LLC, Series 2021-1A-A2	1.94	% (a)	08/15/2046	12,771,303
11,550,000	Aligned Data Centers Issuer LLC, Series 2021-1A-B	2.48	% (a)	08/15/2046	11,427,605
5,107,789	Aqua Finance Trust, Series 2017-A-A	3.72	% (a)	11/15/2035	5,207,380
21,500,000	Bojangles LLC, Series 2020-1A-A2	3.83	% (a)	10/20/2050	22,075,839
34,719,920	Business Jet Securities LLC, Series 2020-1A-A	2.98	% (a)	11/15/2035	34,780,228
10,000,000	Cajun Global LLC, Series 2021-1-A2	3.93	% (a)	11/20/2051	10,003,173
42,453,125	CAL Funding IV Ltd., Series 2020-1A-A	2.22	% (a)	09/25/2045	42,384,449
15,000,000	CANON, Series 2021-0001	3.50	% (c)	11/05/2023	15,000,000
22,989,041	Carbon Level Mitigation Trust, Series 2021-3-CERT	0.00	% (a)	09/08/2051	18,880,118
27,814,425	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	27,797,347
6,506,896	Castlelake Aircraft Securitization Trust, Series 2018-1-A	4.13	% (a)	06/15/2043	6,464,757
19,969,504	Castlelake Aircraft Structured Trust, Series 2017-1R-A	2.74	% (a)	08/15/2041	19,841,220
17,737,625	CLI Funding LLC, Series 2020-1A-A	2.08	% (a)	09/18/2045	17,676,558
568,423	CLUB Credit Trust, Series 2017-P2-C	4.91	% (a)	01/15/2024	569,148
12,219,225	Coinstar Funding LLC, Series 2017-1A-A2	5.22	% (a)	04/25/2047	12,212,610
3,729,086	Commonbond Student Loan Trust, Series 2016-A-A1	3.32	% (a)	05/25/2040	3,794,178
100,000,000	Consumer Receivables Asset Investment Trust, Series 2021-2-A1X (3 Month LIBOR USD + 3.00% , 3.00% Floor)	3.22	% (a)	03/24/2023	100,372,800
9,758,722	Credit Suisse ABS Trust, Series 2020-AT1-A	2.61	% (a)	10/15/2026	9,902,176
39,300,000	DataBank Issuer, Series 2021-1A-A2	2.06	% (a)	02/27/2051	38,634,910
34,000,000	DataBank Issuer, Series 2021-2A-A2	2.40	% (a)	10/25/2051	33,741,294
3,350,000	DataBank Issuer, Series 2021-2A-B	2.79	% (a)	10/25/2051	3,346,228
42,000,000	DB Master Finance LLC, Series 2021-1A-A23	2.79	% (a)	11/20/2051	42,060,421
6,000,000	Diamond Issuer, Series 2021-1A-B	2.70	% (a)	11/20/2051	5,970,482
22,221,752	Dividend SLR, Series 2019-1-A	3.67	% (a)	08/22/2039	23,208,493
36,598,125	Domino’s Pizza Master Issuer LLC, Series 2019-1A-A2	3.67	% (a)	10/25/2049	38,658,640
33,352,147	ECAF Ltd., Series 2015-1A-A2	4.95	% (a)	06/15/2040	31,481,926
2,932,550	Falcon Aerospace Ltd., Series 2017-1-A	4.58	% (a)	02/15/2042	2,930,295
4,410,118	Foundation Finance Trust, Series 2019-1A-A	3.86	% (a)	11/15/2034	4,522,464
22,729,696	GAIA Aviation Ltd., Series 2019-1-A	3.97	% (a)(l)	12/15/2044	22,170,909
28,713,671	Global SC Finance SRL, Series 2020-1A-A	2.17	% (a)	10/17/2040	28,695,779
22,588,724	Harbour Aircraft Investments Ltd., Series 2017-1-A	4.00%		11/15/2037	21,517,070
3,084,810	HERO Funding Trust, Series 2016-3A-A2	3.91	% (a)	09/20/2042	3,198,292
8,197,442	HERO Funding Trust, Series 2016-4A-A2	4.29	% (a)	09/20/2047	8,572,829
11,235,343	Horizon Aircraft Finance Ltd., Series 2018-1-A	4.46	% (a)	12/15/2038	10,927,674
16,207,427	Horizon Aircraft Finance Ltd., Series 2019-1-A	3.72	% (a)	07/15/2039	16,038,027

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
47,640,000	JACK, Series 2019-1A-A23	4.97	% (a)	08/25/2049	50,752,674
10,550,000	Jersey Mike’s Funding, Series 2019-1A-A2	4.43	% (a)	02/15/2050	11,125,429
33,196,000	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85	% (a)	07/30/2047	35,121,069
20,288,816	JOL Air Ltd., Series 2019-1-A	3.97	% (a)	04/15/2044	19,710,118
7,148,098	Kestrel Aircraft Funding Ltd., Series 2018-1A-A	4.25	% (a)	12/15/2038	6,970,404
66,087,938	Labrador Aviation Finance Ltd., Series 2016-1A-A1	4.30	% (a)	01/15/2042	64,678,084
3,552,576	LendingClub Receivables Trust, Series 2020-3-A	3.50	% (a)	01/16/2046	3,581,207
5,212,782	LendingClub Receivables Trust, Series 2020-5A-A	3.50	% (a)	03/15/2046	5,229,986
1,876,092	Loanpal Solar Loan Ltd., Series 2021-1GS-B	2.84	% (a)	01/20/2048	1,900,695
14,295,754	Lunar Aircraft Ltd., Series 2020-1A-A	3.38	% (a)	02/15/2045	14,027,036
1,280,463	Lunar Structured Aircraft Portfolio Notes, Series 2021-1-B	3.43	% (a)	10/15/2046	1,290,725
41,238,400	ME Funding LLC, Series 2019-1-A2	6.45	% (a)	07/30/2049	43,275,651
17,737,946	Mosaic Solar Loan Trust, Series 2017-2A-A	3.82	% (a)	06/22/2043	18,486,436
10,333,570	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01	% (a)	06/22/2043	10,925,237
13,095,550	Mosaic Solar Loan Trust, Series 2018-2GS-A	4.20	% (a)	02/22/2044	13,972,277
2,252,860	Mosaic Solar Loan Trust, Series 2019-1A-A	4.37	% (a)	12/21/2043	2,414,818
23,000,000	Navient Private Education Loan Trust, Series 2017-A-B	3.91	% (a)	12/16/2058	23,217,976
30,000,000	Navient Private Education Loan Trust, Series 2018-BA-B	4.13	% (a)	12/15/2059	30,258,240
13,000,000	Navigator Aircraft Ltd., Series 2021-1-B	3.57	% (a)(l)	11/15/2046	13,003,939
15,721,000	Neighborly Issuer LLC, Series 2021-1A-A2	3.58	% (a)	04/30/2051	15,853,509
5,061,814	Newtek Small Business Loan Trust, Series 2018-1-A (Prime Rate - 0.55%)	2.70	% (a)	02/25/2044	5,080,550
9,602,265	Oxford Finance Funding LLC, Series 2019-1A-A2	4.46	% (a)	02/15/2027	9,794,485
46,024,925	Pioneer Aircraft Finance Ltd., Series 2019-1-A	3.97	% (a)	06/15/2044	46,146,246
17,213,700	Primose Funding LLC, Series 2019-1A-A2	4.48	% (a)	07/30/2049	17,717,740
7,426,277	Prosper Trust, Series 2019-ST1-A	4.50	% (a)	07/15/2025	7,551,299
50,000,000	Purewest Funding LLC, Series 2021-1-A1	4.09	% (a)	12/22/2036	49,931,095
18,914,172	Raptor Aircraft Finance LLC, Series 2019-1-A	4.21	% (a)	08/23/2044	17,016,097
43,573,347	Regional Ltd., Series 2021-1A-A	5.75%		04/15/2041	43,195,610
9,518,273	Renew, Series 2017-2A-A	3.22	% (a)	09/22/2053	9,829,321
54,000,000	Research-Driven Pagaya Motor Asset Trust, Series 2021-2A-A	2.65	% (a)	03/25/2030	53,906,018
42,741,307	Sapphire Aviation Finance Ltd., Series 2020-1A-A	3.23	% (a)	03/15/2040	41,580,239
16,832,409	Sapphire Aviation Finance Ltd., Series 2020-1A-B	4.34	% (a)	03/15/2040	14,627,111
17,046,000	SBA Tower Trust	1.88	% (a)	01/15/2026	17,037,676
17,750,000	SEB Funding LLC, Series 2021-1A-A2	4.97	% (a)	01/30/2052	17,800,676
9,260,025	ServiceMaster Funding LLC, Series 2020-1-A2II	3.34	% (a)	01/30/2051	9,363,845
24,170,688	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75	% (a)	10/15/2042	23,284,494
5,384,948	Sierra Timeshare Receivables Funding LLC, Series 2020-2A-B	2.32	% (a)	07/20/2037	5,406,985
3,004,543	Sierra Timeshare Receivables Funding LLC, Series 2020-2A-C	3.51	% (a)	07/20/2037	3,058,633
5,603,923	Sierra Timeshare Receivables Funding LLC, Series 2021-2A-C	1.95	% (a)	09/20/2038	5,570,076
6,724,708	Sierra Timeshare Receivables Funding LLC, Series 2021-2A-D	3.23	% (a)	09/20/2038	6,680,796
6,581,618	SLM Private Credit Student Loan Trust, Series 2006-A-A5 (3 Month LIBOR USD + 0.29%)	0.49%		06/15/2039	6,430,444
5,103,690	SLM Private Credit Student Loan Trust, Series 2006-B-A5 (3 Month LIBOR USD + 0.27%)	0.47%		12/15/2039	5,005,272
33,474,962	SLVRR, Series 2019-1-A	3.97	% (a)	07/15/2044	32,559,522
36,854,734	SoFi Alternative Trust, Series 2021-1-PT2	9.72	% (a)(b)	05/25/2030	37,969,737

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
118,616,465	SoFi Alternative Trust, Series 2021-2-A	1.25	% (a)	08/15/2030	118,623,582
500,000	SoFi Alternative Trust, Series 2021-2-R1	0.00	% (a)(c)(j)	08/15/2030	27,593,799
120,000,000	SoFi Alternative Trust, Series 2021-3-A	1.50	% (a)	11/15/2030	120,261,480
950,000	SoFi Alternative Trust, Series 2021-3-R1	0.00	% (a)(c)(j)	11/15/2030	58,878,590
61,003,397	SoFi Alternative Trust, Series 2021-A-PT1	1.48	% (a)(b)	03/15/2047	59,806,876
49,334,369	SoFi Alternative Trust, Series 2021-A-PT2	1.48	% (a)(b)	03/15/2047	48,366,725
27,869,335	SoFi Alternative Trust, Series 2021-B-PT1	1.76	% (a)(b)	02/15/2047	27,973,873
35,720,888	SoFi Alternative Trust, Series 2021-B-PT2	1.76	% (a)(b)	02/15/2047	35,859,842
2,778,883	SoFi Professional Loan Program, Series 2016-A-A2	2.76	% (a)	12/26/2036	2,789,249
20,000,000	SoFi Professional Loan Program, Series 2017-E-B	3.49	% (a)	11/26/2040	20,567,028
13,000,000	SoFi Professional Loan Program, Series 2017-E-C	4.16	% (a)	11/26/2040	13,424,895
22,800,000	SoFi Professional Loan Program, Series 2018-A-B	3.61	% (a)	02/25/2042	23,472,974
18,000,000	SoFi Professional Loan Program, Series 2018-B-BFX	3.83	% (a)	08/25/2047	18,539,231
21,769,606	Sprite Ltd., Series 2017-1-A	4.25	% (a)	12/15/2037	21,622,400
30,268,810	Sprite Ltd., Series 2021-1-A	3.75	% (a)	11/15/2046	30,022,634
19,790,000	Stack Infrastructure Issuer LLC, Series 2020-1A-A2	1.89	% (a)	08/25/2045	19,469,893
20,716,716	Start Ltd., Series 2018-1-A	4.09	% (a)	05/15/2043	20,454,132
5,206,606	Stonepeak, Series 2021-1A-A	2.68	% (a)	02/28/2033	5,197,271
9,477,745	Stonepeak, Series 2021-1A-B	3.82	% (a)	02/28/2033	9,409,780
41,212,990	Sunbird Engine Finance LLC, Series 2020-1A-A	3.67	% (a)	02/15/2045	40,407,029
13,286,050	Sunnova Helios Issuer LLC, Series 2018-1A-A	4.87	% (a)	07/20/2048	14,131,375
13,869,403	Sunnova Helios Issuer LLC, Series 2019-AA-A	3.75	% (a)	06/20/2046	14,425,364
14,232,434	Sunnova Helios Issuer LLC, Series 2021-C-B	2.33	% (a)	10/20/2048	14,120,192
30,731,623	Sunnova Sol Issuer LLC, Series 2020-2A-A	2.73	% (a)	11/01/2055	30,805,625
46,189,782	Sunnova Sol Issuer LLC, Series 2020-1A-A	3.35	% (a)	02/01/2055	47,556,103
7,800,000	Taco Bell Funding LLC, Series 2021-1A-A23	2.54	% (a)	08/25/2051	7,650,809
5,300,000	Taco Bell Funding LLC, Series 2021-1A-A2I	1.95	% (a)	08/25/2051	5,216,907
17,375,000	TAL Advantage VII LLC, Series 2020-1A-A	2.05	% (a)	09/20/2045	17,285,647
3,692,188	TAL Advantage VII LLC, Series 2020-1A-B	3.29	% (a)	09/20/2045	3,710,044
11,214,446	Textainer Marine Containers Ltd., Series 2020-1A-A	2.73	% (a)	08/21/2045	11,261,700
9,474,658	Textainer Marine Containers Ltd., Series 2020-2A-A	2.10	% (a)	09/20/2045	9,437,586
3,084,670	Textainer Marine Containers Ltd., Series 2020-2A-B	3.34	% (a)	09/20/2045	3,099,352
25,306,667	Textainer Marine Containers Ltd., Series 2021-3A-A	1.94	% (a)	08/20/2046	24,885,171
17,013,561	Upgrade Master Credit Pass-Thru Trust, Series 2021-PT1-A	23.29	% (a)(b)	08/15/2027	18,328,421
2,805,099	Upgrade Master Pass-Thru Trust, Series 2019-ST2-A	3.90	% (a)	09/15/2025	2,833,467
19,721,772	Upgrade Master Pass-Thru Trust, Series 2021-PT1-A	5.11	% (a)	04/15/2027	20,069,013
15,635,436	Upgrade Master Pass-Thru Trust, Series 2021-PT3-A	12.30	% (a)(b)	07/15/2027	15,758,456
8,469,778	Upgrade Master Pass-Thru Trust, Series 2021-PT4-A	9.86	% (a)(b)	08/15/2027	8,494,332
25,268,546	Upgrade Master Pass-Thru Trust, Series 2021-PT5-A	15.47	% (a)(b)	10/15/2027	25,775,282
15,810,237	Upstart Pass-Through Trust, Series 2020-ST5-A	3.00	% (a)	12/20/2026	15,934,161
12,812,487	Upstart Pass-Through Trust, Series 2021-ST1-A	2.75	% (a)	02/20/2027	12,874,468
8,732,104	Upstart Securitization Trust, Series 2020-2-A	2.31	% (a)	11/20/2030	8,784,715
16,403,216	Upstart Securitization Trust, Series 2021-3-A	0.83	% (a)	07/20/2031	16,349,835
10,000,000	Upstart Securitization Trust, Series 2021-3-B	1.66	% (a)	07/20/2031	9,899,879
7,500,000	Upstart Securitization Trust, Series 2021-3-C	3.28	% (a)	07/20/2031	7,437,150
32,425,000	Vantage Data Centers Issuer LLC, Series 2020-2A-A2	1.99	% (a)	09/15/2045	31,857,631

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
56,400,000	Vault DI Issuer LLC, Series 2021-1A-A2	2.80	% (a)	07/15/2046	55,803,215
17,659,799	Vivint Solar Financing LLC, Series 2018-1A-A	4.73	% (a)	04/30/2048	18,856,736
20,036,814	VR Funding LLC, Series 2020-1A-A	2.79	% (a)	11/15/2050	19,893,707
23,126,919	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10	% (a)(b)	09/14/2022	23,456,207
19,320,000	Wendy’s Funding LLC, Series 2019-1A-A2II	4.08	% (a)	06/15/2049	20,665,016
47,961,671	Willis Engine Structured Trust, Series 2020-A-A	3.23	% (a)	03/15/2045	46,829,296
10,447,500	Wingstop Funding LLC, Series 2020-1A-A2	2.84	% (a)	12/05/2050	10,480,986
13,101,680	Zephyrus Capital Aviation Partners Ltd., Series 2018-1-A	4.61	% (a)	10/15/2038	12,902,875

Total Asset Backed Obligations (Cost $3,010,487,394)					3,012,790,318

Collateralized Loan Obligations - 3.0%
2,000,000	Anchorage Capital Ltd., Series 2014-3RA-B (3 Month LIBOR USD + 1.50%)	1.64	% (a)	01/28/2031	1,993,923
36,000,000	Anchorage Capital Ltd., Series 2018-10A-A1A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.32	% (a)	10/15/2031	36,017,945
3,000,000	Apidos Ltd., Series 2013-12A-CR (3 Month LIBOR USD + 1.80%)	1.92	% (a)	04/15/2031	2,978,183
5,000,000	BlueMountain Ltd., Series 2018-2A-B (3 Month LIBOR USD + 1.70%, 1.70% Floor)	1.86	% (a)	08/15/2031	5,006,261
16,500,000	Capital Four Ltd., Series 2021-1A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	1.45	% (a)	01/18/2035	16,498,434
10,000,000	Cathedral Lake Ltd., Series 2021-8A-A1 (3 Month LIBOR USD + 1.22%, 1.22% Floor)	1.32	% (a)	01/20/2035	10,000,000
61,250,000	CVP Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.19%, 1.19% Floor)	1.32	% (a)	01/20/2031	61,179,087
3,500,000	Dryden Ltd., Series 2017-53A-B (3 Month LIBOR USD + 1.40%)	1.52	% (a)	01/15/2031	3,476,561
35,250,000	Elevation Ltd., Series 2014-2A-A1R (3 Month LIBOR USD + 1.23%)	1.35	% (a)	10/15/2029	35,263,249
25,500,000	Elevation Ltd., Series 2018-9A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.24	% (a)	07/15/2031	25,509,294
71,370,000	Greywolf Ltd., Series 2018-1A-A1 (3 Month LIBOR USD + 1.03%)	1.15	% (a)	04/26/2031	71,323,346
1,885,434	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	5.14	% (a)(c)	04/28/2025	508,893
5,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%)	3.78	% (a)	10/22/2025	4,653,301
6,716,040	Halcyon Loan Advisors Funding Ltd., Series 2015-3A-A1R (3 Month LIBOR USD + 0.90%)	1.02	% (a)	10/18/2027	6,721,152
13,000,000	Halsey Point Ltd., Series 2019-1A-B1 (3 Month LIBOR USD + 2.20%, 2.20% Floor)	2.33	% (a)	01/20/2033	13,004,634
29,213,043	Harbourview Ltd., Series 7RA-A1 (3 Month LIBOR USD + 1.13%, 1.13% Floor)	1.25	% (a)	07/18/2031	29,120,219
10,000,000	Highbridge Loan Management Ltd., Series 7A-2015-BR (3 Month LIBOR USD + 1.18%)	1.34	% (a)	03/15/2027	9,966,250
6,000,000	Jamestown Ltd., Series 2018-11A-A2 (3 Month LIBOR USD + 1.70%)	1.83	% (a)	07/14/2031	5,986,873
56,695,000	Jamestown Ltd., Series 2018-6RA-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.27	% (a)	04/25/2030	56,657,501
5,000,000	Jamestown Ltd., Series 2018-6RA-A2A (3 Month LIBOR USD + 1.78%, 1.78% Floor)	1.90	% (a)	04/25/2030	5,004,490
4,500,000	Jamestown Ltd., Series 2019-1A-A2 (3 Month LIBOR USD + 2.15%, 2.15% Floor)	2.28	% (a)	04/20/2032	4,502,529
30,000,000	LCM LP, Series 17A-A2RR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.27	% (a)	10/15/2031	30,007,875

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
12,500,000	Marble Point Ltd., Series 2020-2A-A1R (3 Month LIBOR USD + 1.21%, 1.21% Floor)	1.33	% (a)	10/15/2034	12,508,825
50,000,000	Marble Point Ltd., Series 2021-4A-A1 (3 Month LIBOR USD + 1.21%, 1.21% Floor)	1.30	% (a)	01/22/2035	50,000,000
54,500,000	Midocean Credit Partners, Series 2018-9A-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.28	% (a)	07/20/2031	54,504,941
83,000,000	MKS Ltd., Series 2017-1A-AR (3 Month LIBOR USD + 1.00%, 1.00% Floor)	1.13	% (a)	07/20/2030	83,016,969
65,000,000	MP Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 1.25%)	1.38	% (a)	10/20/2030	65,017,588
55,000,000	MP Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.32	% (a)	07/25/2034	54,987,484
30,000,000	Nassau Ltd., Series 2018-IA-A (3 Month LIBOR USD + 1.15%)	1.27	% (a)	07/15/2031	29,865,000
19,280,834	Northwoods Capital Ltd., Series 2017-16A-A (3 Month LIBOR USD + 1.27%)	1.43	% (a)	11/15/2030	19,293,562
38,668,291	Northwoods Capital Ltd., Series 2018-11BA-A1 (3 Month LIBOR USD + 1.10%, 1.10% Floor)	1.22	% (a)	04/19/2031	38,690,538
75,000,000	OFSI Fund Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.27	% (a)	07/15/2031	74,795,125
28,000,000	Prudential PLC, Series 2018-1A-A (3 Month LIBOR USD + 1.15%)	1.27	% (a)	07/15/2031	28,008,243
2,500,000	Regatta Funding Ltd., Series 2018-1A-B (3 Month LIBOR USD + 1.65%)	1.77	% (a)	07/17/2031	2,498,132
20,000,000	Regatta Funding Ltd., Series 2018-3A-A (3 Month LIBOR USD + 1.19%)	1.31	% (a)	10/25/2031	20,007,546
39,000,000	Rockford Tower Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.10%)	1.26	% (a)	05/20/2031	39,019,688
50,000,000	Sound Point Ltd., Series 2013-3RA-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.27	% (a)	04/18/2031	49,993,949
36,500,000	Sound Point Ltd., Series 2015-2A-ARRR (3 Month LIBOR USD + 1.21%, 1.21% Floor)	1.34	% (a)	07/20/2032	36,491,102
18,000,000	Sound Point Ltd., Series 2018-2A-C (3 Month LIBOR USD + 1.95%)	2.07	% (a)	07/26/2031	17,869,065
28,000,000	Sound Point Ltd., Series 2018-3A-A1A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	1.30	% (a)	10/26/2031	28,034,998
25,250,000	Sound Point Ltd., Series 2020-2A-AR (3 Month LIBOR USD + 1.18%, 1.18% Floor)	1.30	% (a)	10/25/2034	25,250,957
30,000,000	Steele Creek Ltd., Series 2014-1RA-A (3 Month LIBOR USD + 1.07%, 1.07% Floor)	1.20	% (a)	04/21/2031	29,980,505
34,000,000	Steele Creek Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.32	% (a)	06/15/2031	33,914,901
10,000,000	Steele Creek Ltd., Series 2019-1A-BR (3 Month LIBOR USD + 1.80%, 1.80% Floor)	1.92	% (a)	04/15/2032	10,000,262
20,000,000	Trimaran CAVU LLC, Series 2021-3A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	1.31	% (a)	01/18/2035	20,000,000
75,000,000	Vibrant Ltd., Series 2018-10A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.33	% (a)	10/20/2031	74,783,609
25,000,000	Wellfleet Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.10%, 1.10% Floor)	1.22	% (a)	07/17/2031	24,981,434
46,000,000	Wellfleet Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.33	% (a)	10/20/2031	46,000,395
4,000,000	Wind River Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.00%)	2.12	% (a)	10/18/2030	3,966,838
6,971,311	Wind River Ltd., Series 2014-1A-ARR (3 Month LIBOR USD + 1.05%, 1.05% Floor)	1.17	% (a)	07/18/2031	6,971,333

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
40,000,000	Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	1.26	% (a)	01/15/2031	40,000,505

Total Collateralized Loan Obligations (Cost $1,452,605,262)					1,455,833,494

Non-Agency Commercial Mortgage Backed Obligations - 11.5%
850,000	1211 Avenue of the Americas Trust, Series 2015-1211-C	4.14	% (a)(b)	08/10/2035	891,999
7,949,000	20 Times Square Trust, Series 2018-20TS-F	3.10	% (a)(b)	05/15/2035	7,529,771
5,856,000	20 Times Square Trust, Series 2018-20TS-G	3.10	% (a)(b)	05/15/2035	5,473,390
3,683,000	280 Park Avenue Mortgage Trust, Series 2017-280P-F (1 Month LIBOR USD + 2.83%, 2.83% Floor)	2.94	% (a)	09/15/2034	3,647,495
2,010,000	ACRE Commercial Mortgage Ltd., Series 2021-FL4-B (1 Month LIBOR USD + 1.40%, 1.40% Floor)	1.50	% (a)	12/18/2037	2,007,883
11,551,000	Alen Mortgage Trust, Series 2021-ACEN-E (1 Month LIBOR USD + 4.00%, 4.00% Floor)	4.11	% (a)	04/15/2034	11,571,741
128,996,047	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1-XA	0.97	% (a)(b)(d)	05/15/2053	8,633,809
21,947,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3-XB	0.49	% (a)(b)(d)	10/15/2054	987,088
2,531,000	Arbor Realty Ltd., Series 2020-FL1-AS (Secured Overnight Financing Rate 30 Day Average + 1.51%, 1.40% Floor)	1.56	% (a)	02/15/2035	2,533,215
6,300,000	Arbor Realty Ltd., Series 2021-FL1-B (1 Month LIBOR USD + 1.50%, 1.50% Floor)	1.61	% (a)	12/15/2035	6,292,516
2,700,000	Arbor Realty Ltd., Series 2021-FL1-C (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.11	% (a)	12/15/2035	2,701,012
11,007,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.16	% (a)	12/15/2036	10,438,763
10,001,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	1.06	% (a)	06/15/2035	9,994,518
28,877,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-D (1 Month LIBOR USD + 2.30%, 2.30% Floor)	2.41	% (a)	06/15/2035	28,153,002
13,685,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.51	% (a)	06/15/2035	13,083,748
35,435,000	BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC-D	3.18	% (a)(b)	01/15/2032	35,282,697
7,505,000	BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC-E	3.18	% (a)(b)	01/15/2032	7,274,903
11,999,090	Banc of America Commercial Mortgage Trust, Series 2007-5-XW	0.00	% (a)(b)(d)	02/10/2051	120
4,000,000	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-B	4.36	% (b)	09/15/2048	4,111,423
54,298,913	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-XA	0.79	% (b)(d)	09/15/2048	1,410,729
2,121,000	Banc of America Commercial Mortgage Trust, Series 2016-UB10-C	4.85	% (b)	07/15/2049	2,287,932
895,814	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.46	% (a)	03/15/2036	890,342
9,823,000	BANK, Series 2017-BNK4-C	4.37	% (b)	05/15/2050	10,344,199
38,353,428	BANK, Series 2017-BNK4-XA	1.38	% (b)(d)	05/15/2050	2,004,987
4,916,000	BANK, Series 2017-BNK5-B	3.90	% (b)	06/15/2060	5,257,908
1,960,000	BANK, Series 2017-BNK5-C	4.25	% (b)	06/15/2060	2,063,377
86,201,463	BANK, Series 2017-BNK5-XA	1.04	% (b)(d)	06/15/2060	3,275,242
147,897,601	BANK, Series 2018-BN10-XA	0.71	% (b)(d)	02/15/2061	5,590,988

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
92,376,882	BANK, Series 2019-BN16-XA	0.95	% (b)(d)	02/15/2052	5,227,515
43,097,000	BANK, Series 2019-BN19-AS	3.45%		08/15/2061	45,876,252
1,099,000	BANK, Series 2019-BN20-AS	3.24	% (b)	09/15/2062	1,161,783
1,704,000	BANK, Series 2019-BN20-C	3.65	% (b)	09/15/2062	1,735,439
5,000,000	BANK, Series 2019-BN21-C	3.52	% (b)	10/17/2052	5,065,047
55,758,575	BANK, Series 2020-BN27-XA	1.16	% (b)(d)	04/15/2063	4,607,242
62,007,000	BANK, Series 2020-BN30-XB	0.72	% (b)(d)	12/15/2053	3,588,060
112,743,000	BANK, Series 2021-BN35-XB	0.59	% (b)(d)	06/15/2064	6,018,898
6,010,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.31	% (a)	08/15/2036	5,992,369
6,743,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.81	% (a)	08/15/2036	6,695,878
28,585,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E (1 Month LIBOR USD + 2.50%, 2.50% Floor)	2.61	% (a)	08/15/2036	28,297,075
31,209,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%, 3.50% Floor)	3.61	% (a)	08/15/2036	30,923,048
185,194,679	Barclays Commercial Mortgage Trust, Series 2019-C4-XA	1.59	% (b)(d)	08/15/2052	17,604,199
74,340,820	Barclays Commercial Mortgage Trust, Series 2019-C5-XA	0.89	% (b)(d)	11/15/2052	3,879,676
3,066,263	BBCMS Mortgage Trust, Series 2018-BXH-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.11	% (a)	10/15/2037	3,060,916
45,454,000	BBCMS Mortgage Trust, Series 2018-CBM-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.11	% (a)	07/15/2037	45,439,096
21,385,000	BBCMS Mortgage Trust, Series 2018-CBM-E (1 Month LIBOR USD + 3.55%, 3.55% Floor)	3.66	% (a)	07/15/2037	21,192,635
5,775,000	BBCMS Mortgage Trust, Series 2018-TALL-F (1 Month LIBOR USD + 3.24%, 3.24% Floor)	3.34	% (a)	03/15/2037	5,209,997
11,799,000	BBCMS Mortgage Trust, Series 2020-C6-F5TB	3.69	% (a)(b)	02/15/2053	11,829,347
12,497,250	BBCMS Mortgage Trust, Series 2020-C6-F5TC	3.69	% (a)(b)	02/15/2053	11,848,546
188,652,759	BBCMS Mortgage Trust, Series 2020-C6-XA	1.05	% (b)(d)	02/15/2053	12,956,690
48,737,476	BBCMS Mortgage Trust, Series 2021-C11-XA	1.39	% (b)(d)	09/15/2054	4,956,962
34,040,000	BBCMS Mortgage Trust, Series 2021-C11-XB	0.97	% (b)(d)	09/15/2054	2,932,066
137,674,366	BBCMS Mortgage Trust, Series 2021-C9-XA	1.64	% (b)(d)	02/15/2054	16,172,979
68,467,000	BBCMS Mortgage Trust, Series 2021-C9-XB	0.99	% (b)(d)	02/15/2054	5,585,784
4,125,000	BDS Ltd., Series 2019-FL4-B (1 Month LIBOR USD + 1.75%, 1.75% Floor)	1.86	% (a)	08/15/2036	4,125,239
37,344,217	Benchmark Mortgage Trust, Series 2018-B7-XA	0.44	% (b)(d)	05/15/2053	873,235
29,634,035	Benchmark Mortgage Trust, Series 2018-B8-XA	0.64	% (b)(d)	01/15/2052	1,065,213
133,162,895	Benchmark Mortgage Trust, Series 2019-B15-XA	0.82	% (b)(d)	12/15/2072	6,956,709
80,252,073	Benchmark Mortgage Trust, Series 2019-B9-XA	1.04	% (b)(d)	03/15/2052	5,008,901
75,292,983	Benchmark Mortgage Trust, Series 2020-B16-XA	0.93	% (b)(d)	02/15/2053	4,804,498
75,443,424	Benchmark Mortgage Trust, Series 2020-B17-XA	1.42	% (b)(d)	03/15/2053	6,193,596
13,462,000	Benchmark Mortgage Trust, Series 2020-B18-AGND	3.74	% (a)	07/15/2053	13,746,020
2,432,000	Benchmark Mortgage Trust, Series 2020-B18-AGNE	3.76	% (a)	07/15/2053	2,438,644
91,375,813	Benchmark Mortgage Trust, Series 2020-B18-XA	1.79	% (b)(d)	07/15/2053	9,636,786
239,134,966	Benchmark Mortgage Trust, Series 2020-B19-XA	1.78	% (b)(d)	09/15/2053	24,791,098
71,036,263	Benchmark Mortgage Trust, Series 2020-B22-XA	1.52	% (b)(d)	01/15/2054	8,142,631
276,099,000	Benchmark Mortgage Trust, Series 2020-IG1-XA	0.51	% (b)(d)	09/15/2043	9,731,109
233,154,473	Benchmark Mortgage Trust, Series 2021-B24-XA	1.15	% (b)(d)	03/15/2054	19,017,571

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
122,294,005	Benchmark Mortgage Trust, Series 2021-B28-XA	1.29	% (b)(d)	08/15/2054	11,511,168
59,609,000	Benchmark Mortgage Trust, Series 2021-B28-XB	0.96	% (b)(d)	08/15/2054	4,980,910
66,420,000	Benchmark Mortgage Trust, Series 2021-B29-XB	0.70	% (a)(b)(d)	09/15/2054	4,153,236
365,834,719	Benchmark Mortgage Trust, Series 2021-B30-XA	0.82	% (b)(d)	11/15/2054	24,776,083
672,000	BFLD, Series 2019-DPLO-B (1 Month LIBOR USD + 1.34%, 1.34% Floor)	1.45	% (a)	10/15/2034	669,405
3,801,000	BFLD, Series 2019-DPLO-E (1 Month LIBOR USD + 2.24%, 2.24% Floor)	2.35	% (a)	10/15/2034	3,731,937
54,537,000	BHMS Trust, Series 2018-ATLS-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.36	% (a)	07/15/2035	54,578,579
27,680,000	Braemar Hotels and Resorts Trust, Series 2018-PRME-A (1 Month LIBOR USD + 0.82%, 0.82% Floor)	0.93	% (a)	06/15/2035	27,679,673
469,460	BSPRT Issuer Ltd., Series 2018-FL4-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	1.16	% (a)	09/15/2035	469,815
2,452,752	BSPRT Issuer Ltd., Series 2019-FL5-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.26	% (a)	05/15/2029	2,461,339
9,834,000	BSPRT Issuer Ltd., Series 2021-FL6-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	1.21	% (a)	03/15/2036	9,819,603
77,279,000	BX Commercial Mortgage Trust, Series 2021-21M-H (1 Month LIBOR USD + 4.01%, 4.01% Floor)	4.12	% (a)	10/15/2036	76,710,829
56,748,000	BX Commercial Mortgage Trust, Series 2021-VOLT-E (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.11	% (a)	09/15/2036	56,381,856
24,745,000	BX Commercial Mortgage Trust, Series 2021-VOLT-F (1 Month LIBOR USD + 2.40%, 2.40% Floor)	2.51	% (a)	09/15/2036	24,580,169
5,021,000	BX Commercial Mortgage Trust, Series 2021-XL2-E (1 Month LIBOR USD + 1.85%, 1.85% Floor)	1.96	% (a)	10/15/2038	5,000,972
47,161,400	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.26	% (a)	07/15/2034	47,271,739
37,516,459	BX Trust, Series 2018-EXCL-A (1 Month LIBOR USD + 1.09%, 1.09% Floor)	1.20	% (a)	09/15/2037	37,388,677
5,350,314	BX Trust, Series 2018-EXCL-C (1 Month LIBOR USD + 1.98%, 1.98% Floor)	2.09	% (a)	09/15/2037	5,181,170
2,014,000	BX Trust, Series 2019-ATL-E (1 Month LIBOR USD + 2.24%, 2.24% Floor)	2.35	% (a)	10/15/2036	1,957,597
5,160,000	BX Trust, Series 2019-IMC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	3.01	% (a)	04/15/2034	5,105,293
8,600,959	BX Trust, Series 2019-MMP-D (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.71	% (a)	08/15/2036	8,504,253
173,184,000	BX Trust, Series 2019-OC11-E	4.08	% (a)(b)	12/09/2041	172,279,304
326,679,000	BX Trust, Series 2019-OC11-XB	0.18	% (a)(b)(d)	12/09/2041	5,097,303
17,731,000	BX Trust, Series 2021-BXMF-G (1 Month LIBOR USD + 3.35%, 3.35% Floor)	3.44	% (a)	10/15/2026	17,417,090
20,366,000	BX Trust, Series 2021-SOAR-J (1 Month LIBOR USD + 3.75%, 3.75% Floor)	3.86	% (a)	06/15/2038	20,191,661
3,450,000	BX Trust, Series 2021-VIEW-F (1 Month LIBOR USD + 3.93%, 3.93% Floor)	4.04	% (a)	06/15/2023	3,456,197
64,872,075	California Housing Finance, Series 2021-2-X	0.84	% (b)(d)	03/25/2035	4,321,129
87,355,445	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.27	% (b)(d)	05/10/2050	4,170,393
5,723,000	CD Commercial Mortgage Trust, Series 2017-CD6-B	3.91	% (b)	11/13/2050	6,054,118
46,942,583	CD Commercial Mortgage Trust, Series 2017-CD6-XA	0.92	% (b)(d)	11/13/2050	1,702,842
5,175,000	CD Mortgage Trust, Series 2017-CD6-C	4.26	% (b)	11/13/2050	5,467,511

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,517,000	CFCRE Commercial Mortgage Trust, Series 2016-C4-AM	3.69%		05/10/2058	4,773,386
7,155,000	CFCRE Commercial Mortgage Trust, Series 2016-C4-C	4.85	% (b)	05/10/2058	7,624,654
84,293,870	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.64	% (b)(d)	05/10/2058	4,837,937
5,000,000	CFCRE Commercial Mortgage Trust, Series 2016-C6-C	4.20	% (b)	11/10/2049	5,179,389
36,946,982	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.50	% (b)(d)	06/15/2050	2,393,492
5,275,000	CHCP Ltd., Series 2021-FL1-B (Secured Overnight Financing Rate 30 Day Average + 1.76%, 1.65% Floor)	1.81	% (a)	02/15/2038	5,283,873
4,125,000	CHCP Ltd., Series 2021-FL1-C (Secured Overnight Financing Rate 30 Day Average + 2.21%, 2.10% Floor)	2.26	% (a)	02/15/2038	4,140,617
169,352,439	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	1.72	% (a)(b)(d)	09/10/2045	814,450
137,172,296	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	1.12	% (b)(d)	03/10/2047	2,676,231
72,897,598	Citigroup Commercial Mortgage Trust, Series 2014-GC21-XA	1.15	% (b)(d)	05/10/2047	1,678,314
170,779,434	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	0.96	% (b)(d)	10/10/2047	3,785,736
6,265,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-B	3.77%		02/10/2048	6,456,044
9,978,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-C	4.42	% (b)	02/10/2048	10,333,183
3,685,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.42	% (a)(b)	02/10/2048	3,556,414
184,692,757	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.33	% (b)(d)	02/10/2048	6,360,394
4,404,000	Citigroup Commercial Mortgage Trust, Series 2015-GC29-C	4.14	% (b)	04/10/2048	4,569,675
14,310,000	Citigroup Commercial Mortgage Trust, Series 2015-GC33-C	4.57	% (b)	09/10/2058	14,211,539
163,826,529	Citigroup Commercial Mortgage Trust, Series 2015-GC33-XA	0.88	% (b)(d)	09/10/2058	4,647,628
99,307,562	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	1.83	% (b)(d)	05/10/2049	6,685,385
199,539,925	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.22	% (b)(d)	02/10/2049	8,148,512
37,565,396	Citigroup Commercial Mortgage Trust, Series 2016-GC37-XA	1.69	% (b)(d)	04/10/2049	2,192,061
93,600,860	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.66	% (b)(d)	04/15/2049	4,839,960
54,465,848	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	1.90	% (b)(d)	07/10/2049	3,799,015
87,638,117	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.38	% (b)(d)	10/10/2049	4,871,996
244,245,223	Citigroup Commercial Mortgage Trust, Series 2017-B1-XA	0.81	% (b)(d)	08/15/2050	8,509,650
43,251,895	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.12	% (b)(d)	04/14/2050	1,998,610
3,625,000	Citigroup Commercial Mortgage Trust, Series 2020-420K-D	3.31	% (a)(b)	11/10/2042	3,535,061
7,800,000	Citigroup Commercial Mortgage Trust, Series 2020-420K-E	3.31	% (a)(b)	11/10/2042	7,174,217
23,804,000	Citigroup Commercial Mortgage Trust, Series 2020-555-E	3.50	% (a)(b)	12/10/2041	22,256,135
4,175,000	Citigroup Commercial Mortgage Trust, Series 2020-555-F	3.50	% (a)(b)	12/10/2041	3,740,540
12,493,000	Citigroup Commercial Mortgage Trust, Series 2020-GC46-B	3.15	% (b)	02/15/2053	12,880,378
51,987,993	CLNC Ltd., Series 2019-FL1-A (Secured Overnight Financing Rate 30 Day Average + 1.36%, 1.25% Floor)	1.41	% (a)	08/20/2035	52,152,691
32,731,000	CLNC Ltd., Series 2019-FL1-AS (Secured Overnight Financing Rate 30 Day Average + 1.66%, 1.55% Floor)	1.71	% (a)	08/20/2035	32,804,514
29,797,989	CLNC Ltd., Series 2019-FL1-B (Secured Overnight Financing Rate 30 Day Average + 2.01%, 1.90% Floor)	2.06	% (a)	08/20/2035	29,767,267
29,666,203	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.61	% (b)(d)	08/15/2045	48,024
132,958,854	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	1.83	% (b)(d)	10/15/2045	803,284
30,399,145	Commercial Mortgage Pass-Through Certificates, Series 2012-LC4-XA	1.76	% (a)(b)(d)	12/10/2044	304
115,210,398	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.71	% (b)(d)	08/10/2046	1,119,165
177,667,245	Commercial Mortgage Pass-Through Certificates, Series 2013-CR12-XA	1.11	% (b)(d)	10/10/2046	2,871,636

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
843,000	Commercial Mortgage Pass-Through Certificates, Series 2013-CR13-C	4.88	% (b)	11/10/2046	877,740
1,255,255	Commercial Mortgage Pass-Through Certificates, Series 2014-CR14-A2	3.15%		02/10/2047	1,261,720
4,345,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR16-C	4.92	% (b)	04/10/2047	4,504,936
7,635,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.70	% (b)	08/10/2047	7,882,959
30,400,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.49	% (b)	11/10/2047	30,897,833
92,276,244	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3-XA	1.06	% (b)(d)	06/10/2047	1,923,867
833,000	Commercial Mortgage Pass-Through Certificates, Series 2015-3BP-F	3.24	% (a)(b)	02/10/2035	826,730
905,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-C	4.11	% (b)	03/10/2048	939,875
178,217,318	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-XA	0.88	% (b)(d)	03/10/2048	3,709,522
5,360,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-C	4.29	% (b)	05/10/2048	5,598,839
7,210,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-B	4.48	% (b)	10/10/2048	7,719,113
80,216,258	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XA	0.92	% (b)(d)	10/10/2048	2,312,282
17,822,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-C	4.31	% (b)	02/10/2048	17,891,805
324,800,163	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.01	% (b)(d)	02/10/2048	7,070,705
26,930,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.64	% (b)	02/10/2049	28,483,048
1,403,000	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-C	4.67	% (b)	02/10/2049	1,462,851
1,617,000	Commercial Mortgage Pass-Through Certificates, Series 2017-PANW-D	3.93	% (a)(b)	10/10/2029	1,637,469
5,524,000	Commercial Mortgage Pass-Through Certificates, Series 2017-PANW-E	3.81	% (a)(b)	10/10/2029	5,472,219
5,248,500	Commercial Mortgage Pass-Through Certificates, Series 2018-COR3-C	4.56	% (b)	05/10/2051	5,641,219
18,570,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.11	% (a)	09/15/2033	18,460,654
1,425,600	Core Mortgage Trust, Series 2019-CORE-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.01	% (a)	12/15/2031	1,395,339
147,561,481	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.54	% (a)(b)(d)	09/15/2037	2,551,146
21,723,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.26	% (a)	05/15/2036	21,739,577
4,606,000	CSAIL Commercial Mortgage Trust, Series 2015-C1-C	4.26	% (b)	04/15/2050	4,373,098
13,360,000	CSAIL Commercial Mortgage Trust, Series 2015-C2-AS	3.85	% (b)	06/15/2057	13,924,834
9,205,000	CSAIL Commercial Mortgage Trust, Series 2015-C3-B	4.12	% (b)	08/15/2048	9,483,377
9,759,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.56	% (b)	11/15/2048	10,192,777
284,542,464	CSAIL Commercial Mortgage Trust, Series 2015-C4-XA	0.81	% (b)(d)	11/15/2048	7,692,406
9,425,000	CSAIL Commercial Mortgage Trust, Series 2016-C5-C	4.65	% (b)	11/15/2048	9,902,932
37,106,626	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.87	% (b)(d)	01/15/2049	2,488,890

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
11,020,000	CSAIL Commercial Mortgage Trust, Series 2016-C7-B	4.33	% (b)	11/15/2049	11,766,788
161,871,560	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.19	% (b)(d)	06/15/2050	6,867,029
4,399,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10-B	3.89	% (b)	11/15/2050	4,579,461
5,511,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10-C	4.11	% (b)	11/15/2050	5,438,973
89,245,496	CSAIL Commercial Mortgage Trust, Series 2017-CX10-XA	0.71	% (b)(d)	11/15/2050	2,852,706
1,677,000	CSAIL Commercial Mortgage Trust, Series 2018-C14-C	4.92	% (b)	11/15/2051	1,851,748
15,894,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-B	3.88%		06/15/2052	16,926,013
26,395,942	CSAIL Commercial Mortgage Trust, Series 2019-C17-XA	1.36	% (b)(d)	09/15/2052	2,145,890
7,924,000	CSAIL Commercial Mortgage Trust, Series 2019-C18-B	3.59%		12/15/2052	8,410,120
252,630,843	CSAIL Commercial Mortgage Trust, Series 2019-C18-XA	1.07	% (b)(d)	12/15/2052	15,492,258
3,652,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-C	3.61	% (b)	03/15/2053	3,721,552
267,880,605	CSAIL Commercial Mortgage Trust, Series 2020-C19-XA	1.12	% (b)(d)	03/15/2053	20,108,859
81,465,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-XB	0.08	% (b)(d)	03/15/2053	629,635
4,847,000	CSMC Mortgage-Backed Trust, Series 2017-TIME-A	3.65	% (a)	11/13/2039	4,882,358
3,799,000	CSMC Trust, Series 2017-CALI-E	3.78	% (a)(b)	11/10/2032	3,793,021
6,050,000	CSMC Trust, Series 2017-CALI-F	3.78	% (a)(b)	11/10/2032	5,878,088
12,164,000	CSMC Trust, Series 2017-CHOP-D (1 Month LIBOR USD + 2.15%, 1.90% Floor)	2.26	% (a)	07/15/2032	12,022,332
18,903,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.55%, 3.30% Floor)	3.66	% (a)	07/15/2032	18,196,962
3,818,000	CSMC Trust, Series 2017-MOON-D	3.20	% (a)(b)	07/10/2034	3,823,666
4,673,000	CSMC Trust, Series 2017-MOON-E	3.20	% (a)(b)	07/10/2034	4,659,453
34,600,000	CSMC Trust, Series 2020-LOTS-A (1 Month LIBOR USD + 3.97%, 4.73% Floor)	4.72	% (a)	07/15/2022	34,634,046
33,136,000	CSMC Trust, Series 2020-NET-A	2.26	% (a)	08/15/2037	33,434,171
12,769,000	CSMC Trust, Series 2020-NET-B	2.82	% (a)	08/15/2037	12,929,110
144,920,000	CSMC Trust, Series 2020-NET-X	1.26	% (a)(b)(d)	08/15/2037	5,971,878
5,903,500	CSMC Trust, Series 2021-B33-A1	3.05	% (a)	10/10/2043	6,049,086
23,397,500	CSMC Trust, Series 2021-B33-A2	3.17	% (a)	10/10/2043	24,222,143
4,887,333	CSMC Trust, Series 2021-B33-B	3.64	% (a)(b)	10/10/2043	5,032,612
109,000,000	CSMC Trust, Series 2021-B33-X	0.50	% (a)(b)(d)	10/10/2043	4,413,955
6,452,000	CSWF Trust, Series 2018-TOP-F (1 Month LIBOR USD + 2.75%, 2.75% Floor)	2.86	% (a)	08/15/2035	6,435,502
3,928,800	CSWF Trust, Series 2018-TOP-G (1 Month LIBOR USD + 3.25%, 3.25% Floor)	3.36	% (a)	08/15/2035	3,900,865
7,447,000	DBGS Mortgage Trust, Series 2018-5BP-D (1 Month LIBOR USD + 1.50%, 1.35% Floor)	1.61	% (a)	06/15/2033	7,365,428
5,161,000	DBJPM Mortgage Trust, Series 2016-C1-B	4.20	% (b)	05/10/2049	5,418,860
59,888,850	DBJPM Mortgage Trust, Series 2020-C9-XA	1.71	% (b)(d)	09/15/2053	5,605,357
5,118,000	DBUBS Mortgage Trust, Series 2017-BRBK-E	3.53	% (a)(b)	10/10/2034	5,098,111
107,181,271	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.38	% (b)(d)	05/10/2049	5,038,077
5,750,000	DOLP Trust, Series 2021-NYC-E	3.70	% (a)(b)	05/10/2041	5,543,903
11,475,000	DOLP Trust, Series 2021-NYC-F	3.70	% (a)(b)	05/10/2041	10,575,184
6,202,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-E	3.96	% (a)(b)	12/10/2036	6,257,280
6,520,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	3.96	% (a)(b)	12/10/2036	6,196,770
1,479,905	FREMF Mortgage Trust, Series 2017-KF34-B (1 Month LIBOR USD + 2.70%, 2.55% Floor)	2.79	% (a)	08/25/2024	1,482,314

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,851,660	FREMF Mortgage Trust, Series 2017-KF36-B (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.74	% (a)	08/25/2024	4,859,665
18,328,350	FREMF Mortgage Trust, Series 2018-KC02-C	0.00	% (a)(e)	08/25/2025	14,766,970
3,015,000	FS Rialto, Series 2019-FL1-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.31	% (a)	12/16/2036	3,012,826
1,394,338	GPMT Ltd., Series 2019-FL2-A (1 Month LIBOR USD + 1.30%, 1.30% Floor)	1.40	% (a)	02/22/2036	1,398,723
9,973,000	Grace Trust, Series 2020-GRCE-D	2.68	% (a)(b)	12/10/2040	9,522,981
68,881,000	Great Wolf Trust, Series 2019-WOLF-E (1 Month LIBOR USD + 2.73%, 2.73% Floor)	2.84	% (a)	12/15/2036	66,980,745
75,048,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	3.24	% (a)	12/15/2036	70,647,515
25,725,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-B (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.71	% (a)	09/15/2037	25,799,602
14,873,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-C (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.11	% (a)	09/15/2037	14,975,534
6,083,000	Greystone Commercial Real Estate Notes, Series 2021-FL3-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	1.76	% (a)	07/15/2039	6,082,422
9,980,847	GS Mortgage Securities Corporation Trust, Series 2012-ALOH-A	3.55	% (a)	04/10/2034	9,982,410
7,968,000	GS Mortgage Securities Corporation Trust, Series 2019-BOCA-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.31	% (a)	06/15/2038	7,979,665
7,561,000	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-D	3.25	% (a)(b)	02/10/2037	7,607,004
8,967,000	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-E	3.25	% (a)(b)	02/10/2037	8,805,938
6,760,500	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-F	3.25	% (a)(b)	02/10/2037	6,551,231
56,900,000	GS Mortgage Securities Corporation Trust, Series 2021-1HTL-A (1 Month LIBOR USD + 3.48%, 3.48% Floor)	3.58	% (a)	10/15/2026	56,987,569
3,280,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-E (1 Month LIBOR USD + 3.35%, 3.35% Floor)	3.46	% (a)	11/15/2036	3,284,559
16,787,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-G (1 Month LIBOR USD + 5.00%, 5.00% Floor)	5.11	% (a)	11/15/2036	16,838,079
785,623	GS Mortgage Securities Corporation, Series 2011-GC3-X	0.29	% (a)(b)(d)	03/10/2044	8
20,578,805	GS Mortgage Securities Corporation, Series 2013-GC10-XA	1.47	% (b)(d)	02/10/2046	241,437
206,481,267	GS Mortgage Securities Corporation, Series 2015-GC28-XA	0.99	% (b)(d)	02/10/2048	5,311,503
216,160,363	GS Mortgage Securities Corporation, Series 2015-GC32-XA	0.73	% (b)(d)	07/10/2048	4,850,876
156,121,897	GS Mortgage Securities Corporation, Series 2015-GC34-XA	1.22	% (b)(d)	10/10/2048	5,975,363
202,690,213	GS Mortgage Securities Corporation, Series 2018-GS9-XA	0.43	% (b)(d)	03/10/2051	4,732,067
16,399,000	GS Mortgage Securities Corporation, Series 2018-LUAU-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.11	% (a)	11/15/2032	16,396,730
15,571,000	GS Mortgage Securities Corporation, Series 2018-TWR-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	1.01	% (a)	07/15/2031	15,540,615
3,897,000	GS Mortgage Securities Corporation, Series 2018-TWR-D (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.71	% (a)	07/15/2031	3,765,159
11,950,000	GS Mortgage Securities Corporation, Series 2018-TWR-E (1 Month LIBOR USD + 2.10%, 2.10% Floor)	2.21	% (a)	07/15/2031	11,551,074
11,242,000	GS Mortgage Securities Corporation, Series 2018-TWR-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.91	% (a)	07/15/2031	10,732,299
4,648,000	GS Mortgage Securities Corporation, Series 2018-TWR-G (1 Month LIBOR USD + 3.92%, 3.93% Floor)	4.03	% (a)	07/15/2031	4,072,396
14,645,000	GS Mortgage Securities Trust, Series 2015-GC28-C	4.32	% (b)	02/10/2048	15,283,600
65,765,558	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.76	% (b)(d)	11/10/2048	1,716,974
41,028,562	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.74	% (b)(d)	05/10/2049	2,566,447

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
264,494,467	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.20	% (b)(d)	10/10/2049	12,327,399
50,107,891	GS Mortgage Securities Trust, Series 2016-GS4-XA	0.58	% (b)(d)	11/10/2049	1,231,386
187,847,884	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.11	% (b)(d)	08/10/2050	8,833,115
98,700,000	GS Mortgage Securities Trust, Series 2017-GS7-XB	0.35	% (b)(d)	08/10/2050	1,740,496
3,443,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSA	4.90	% (a)(b)	03/10/2033	3,640,891
6,834,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSB	4.90	% (a)(b)	03/10/2033	7,021,529
9,287,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSC	4.90	% (a)(b)	03/10/2033	9,270,066
8,990,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSD	4.90	% (a)(b)	03/10/2033	8,749,022
11,236,750	GS Mortgage Securities Trust, Series 2018-GS10-WLSE	4.90	% (a)(b)	03/10/2033	10,718,268
9,793,000	GS Mortgage Securities Trust, Series 2018-GS9-C	4.36	% (b)	03/10/2051	10,456,037
60,672,324	GS Mortgage Securities Trust, Series 2019-GC38-XA	0.96	% (b)(d)	02/10/2052	3,485,698
17,087,881	GS Mortgage Securities Trust, Series 2019-GC39-XA	1.13	% (b)(d)	05/10/2052	1,067,177
20,564,000	GS Mortgage Securities Trust, Series 2019-GC40-DBD	3.55	% (a)(b)	07/10/2052	20,545,332
15,570,000	GS Mortgage Securities Trust, Series 2019-GC40-DBE	3.55	% (a)(b)	07/10/2052	15,278,910
181,864,661	GS Mortgage Securities Trust, Series 2020-GC45-XA	0.67	% (b)(d)	02/13/2053	8,069,390
56,192,200	GS Mortgage Securities Trust, Series 2020-GSA2-XA	1.73	% (a)(b)(d)	12/12/2053	6,788,130
4,628,000	GS Mortgage-Backed Securities Trust, Series 2015-GC32-C	4.42	% (b)	07/10/2048	4,818,957
5,692,000	Hilton USA Trust, Series 2016-SFP-A	2.83	% (a)	11/05/2035	5,697,200
33,600,610	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.26	% (a)	11/15/2036	32,589,870
6,560,215	IMT Trust, Series 2017-APTS-BFL (1 Month LIBOR USD + 0.95%, 0.95% Floor)	1.06	% (a)	06/15/2034	6,555,548
2,053,896	IMT Trust, Series 2017-APTS-CFL (1 Month LIBOR USD + 1.10%, 1.10% Floor)	1.21	% (a)	06/15/2034	2,052,499
2,365,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-D (1 Month LIBOR USD + 1.66%, 1.66% Floor)	1.77	% (a)	07/15/2036	2,351,964
6,007,281	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-X	0.85	% (b)(d)	06/12/2047	60
1,319,651	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-X1	0.00	% (a)(b)(d)	02/12/2051	2
92,836,307	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C6-XA	1.45	% (b)(d)	05/15/2045	2,395
235,507,081	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	1.72	% (b)(d)	10/15/2045	1,040,423
37,885,137	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	0.86	% (b)(d)	06/15/2045	90,659
14,535,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-C20-B	4.40	% (b)	07/15/2047	15,175,655
54,422,095	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	0.89	% (b)(d)	01/15/2049	1,746,040
1,130,205	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.01	% (a)	06/15/2032	1,129,301
9,343,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-MINN-E (1 Month LIBOR USD + 2.75%, 3.50% Floor)	3.75	% (a)	11/15/2035	8,460,793
1,900,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2021-MHC-E (1 Month LIBOR USD + 2.45%, 2.45% Floor)	2.56	% (a)	04/15/2038	1,901,248
725,944	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4-C	5.39	% (a)(b)	07/15/2046	750,503
905,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8-C (1 Month LIBOR USD + 1.45%, 1.34% Floor)	1.56	% (a)	02/15/2035	902,054

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
11,745,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON-E	3.76	% (a)(b)	01/05/2031	11,780,202
5,831,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54	% (a)(b)	07/05/2033	5,946,114
6,097,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-FFX	5.54	% (a)(b)	07/05/2033	6,122,882
13,604,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR6-AS	3.41	% (b)	11/13/2052	14,407,550
7,366,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-ACE-C	3.69	% (a)(b)	01/10/2037	7,118,657
40,424,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97	% (a)	01/16/2037	39,695,361
70,584,941	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.77	% (b)(d)	02/15/2047	933,641
4,787,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.64	% (b)	08/15/2047	4,877,152
168,749,895	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.83	% (b)(d)	11/15/2047	3,426,500
6,499,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.38	% (b)	01/15/2048	6,606,909
179,765,083	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	0.96	% (b)(d)	01/15/2048	4,078,852
13,992,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-C	4.31	% (b)	02/15/2048	14,115,225
10,425,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.81	% (a)(b)	02/15/2048	9,310,305
305,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-B	3.99%		10/15/2048	308,380
20,569,088	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-C	4.15	% (b)	10/15/2048	20,761,851
32,786,439	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-XA	0.96	% (b)(d)	10/15/2048	775,334
34,550,819	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.62	% (b)(d)	05/15/2048	588,062
141,520,256	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.50	% (b)(d)	07/15/2048	2,190,026
23,865,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.65	% (b)	11/15/2048	19,600,382
67,636,496	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.21	% (b)(d)	11/15/2048	1,779,841
17,630,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.61	% (b)	12/15/2048	18,294,231
32,345,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.73	% (b)	03/15/2049	34,287,058
19,872,091	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-XA	1.21	% (b)(d)	03/15/2049	790,480
119,128,887	JPMBB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.55	% (b)(d)	06/15/2049	5,906,911
152,517,184	JPMBB Commercial Mortgage Securities Trust, Series 2017-C5-XA	0.94	% (b)(d)	03/15/2050	6,026,183
1,725,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5-C	3.85	% (b)	03/15/2050	1,761,848
91,533,644	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5-XA	1.48	% (b)(d)	06/13/2052	7,742,044
190,235,662	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7-XA	0.85	% (b)(d)	10/15/2050	7,495,704
1,844,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8-C	4.73	% (b)	06/15/2051	1,941,956
1,435,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-B	3.29	% (b)	05/13/2053	1,520,912
281,016,374	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-XA	1.66	% (b)(d)	05/13/2053	28,571,497
7,875,000	KKR Industrial Portfolio Trust, Series 2021-KDIP-F (1 Month LIBOR USD + 2.05%, 2.05% Floor)	2.16	% (a)	12/15/2037	7,745,029
1,327,896	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.44	% (a)(b)(d)	11/15/2038	722

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
13,713,000	LCCM, Series 2021-FL3-A (1 Month LIBOR USD + 1.45%, 1.45% Floor)	1.55	% (a)	11/15/2038	13,765,123
23,953,000	LMREC, Inc., Series 2019-CRE3-A (1 Month LIBOR USD + 1.40%, 1.40% Floor)	1.50	% (a)	12/22/2035	23,955,156
698,771	LoanCore Issuer Ltd., Series 2018-CRE1-A (1 Month LIBOR USD + 1.13%, 1.13% Floor)	1.24	% (a)	05/15/2028	698,771
9,212,974	LoanCore Issuer Ltd., Series 2019-CRE2-A (1 Month LIBOR USD + 1.13%, 1.13% Floor)	1.24	% (a)	05/15/2036	9,225,890
45,101,000	LoanCore Issuer Ltd., Series 2019-CRE2-AS (1 Month LIBOR USD + 1.50%, 1.50% Floor)	1.61	% (a)	05/15/2036	45,086,207
12,625,000	LoanCore Issuer Ltd., Series 2019-CRE2-B (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.81	% (a)	05/15/2036	12,617,210
5,360,000	LSTAR Commercial Mortgage Trust, Series 2015-3-D	3.17	% (a)(b)	04/20/2048	5,335,673
18,337,242	LSTAR Commercial Mortgage Trust, Series 2017-5-X	0.86	% (a)(b)(d)	03/10/2050	472,800
25,000,000	M360 Ltd., Series 2021-CRE3-A (1 Month LIBOR USD + 1.50%, 1.50% Floor)	1.60	% (a)	11/22/2038	25,087,100
7,162,000	M360 Ltd., Series 2021-CRE3-B (1 Month LIBOR USD + 2.25%, 2.25% Floor)	2.35	% (a)	11/22/2038	7,187,053
5,731,000	Manhattan West Mortgage Trust, Series 2020-1MW-C	2.33	% (a)(b)	09/10/2039	5,657,224
3,510,000	Manhattan West Mortgage Trust, Series 2020-1MW-D	2.33	% (a)(b)	09/10/2039	3,385,029
16,733,000	Med Trust, Series 2021-MDLN-G (1 Month LIBOR USD + 5.25%, 5.25% Floor)	5.36	% (a)	11/15/2038	16,675,843
9,760,400	Merit Commercial mortgage Pass-Through Certificates, Series 2020-HILL-E (1 Month LIBOR USD + 3.10%, 3.10% Floor)	3.21	% (a)	08/15/2037	9,782,363
5,611,051	Merit Commercial Mortgage Pass-Through Certificates, Series 2020-HILL-F (1 Month LIBOR USD + 4.10%, 4.10% Floor)	4.21	% (a)	08/15/2037	5,641,085
170,880,000	Merit Commercial mortgage Pass-Through Certificates, Series 2020-HILL-XCP	0.74	% (a)(b)(d)	08/15/2037	159,944
1,841,704	Merrill Lynch Mortgage Investors Trust, Series 1998-C1-IO	1.91	% (b)(d)	11/15/2026	18
4,736,069	MF1 Ltd., Series 2020-FL3-A (Secured Overnight Financing Rate 30 Day Average + 2.16%, 2.05% Floor)	2.21	% (a)	07/15/2035	4,778,689
9,550,366	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5-A (Secured Overnight Financing Rate 30 Day Average + 0.96%, 0.85% Floor)	1.01	% (a)	07/15/2036	9,556,468
10,000,000	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5-AS (Secured Overnight Financing Rate 30 Day Average + 1.31%, 1.20% Floor)	1.36	% (a)	07/15/2036	10,026,140
3,600,000	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5-C (Secured Overnight Financing Rate 30 Day Average + 1.81%, 1.70% Floor)	1.86	% (a)	07/15/2036	3,611,534
6,055,000	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6-D (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.66	% (a)	07/16/2036	6,048,551
12,625,000	MFT Trust, Series 2020-ABC-A	3.36	% (a)	02/10/2042	12,665,804
5,326,000	MFT Trust, Series 2020-ABC-B	3.48	% (a)(b)	02/10/2042	5,280,222
4,220,000	MHC Commercial Mortgage Trust, Series 2021-MHC-A (1 Month LIBOR USD + 0.80%, 0.80% Floor)	0.91	% (a)	04/15/2038	4,217,545
1,000,000	MKT Mortgage Trust, Series 2020-525M-F	2.94	% (a)(b)	02/12/2040	919,660
11,401,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.16	% (a)(b)	10/15/2030	10,382,682
134,061,713	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.58	% (b)(d)	10/15/2046	1,022,448
27,808,967	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	1.28	% (b)(d)	02/15/2046	250,395

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
13,450,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.50	% (b)	10/15/2047	13,718,115
37,950,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	39,160,597
20,087,700	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-B	4.16%		02/15/2048	20,993,858
5,457,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.45	% (b)	02/15/2048	5,594,576
193,566,260	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.26	% (b)(d)	02/15/2048	5,678,363
10,616,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.14	% (b)	07/15/2050	10,895,271
8,460,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25-C	4.53	% (b)	10/15/2048	8,865,373
10,056,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-B	4.50	% (b)	12/15/2047	10,615,303
19,422,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.50	% (b)	12/15/2047	19,810,908
1,517,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24	% (a)(b)	12/15/2047	1,402,614
136,503,934	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.19	% (b)(d)	01/15/2049	5,292,667
7,564,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31-C	4.27	% (b)	11/15/2049	7,721,419
42,409,467	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33-XA	1.26	% (b)(d)	05/15/2050	2,220,242
16,156,837	Morgan Stanley Capital Trust, Series 2006-HQ10-X1	0.40	% (a)(b)(d)	11/12/2041	34,812
9,900,000	Morgan Stanley Capital Trust, Series 2007-T27-B	6.01	% (a)(b)	06/11/2042	9,923,855
7,137,000	Morgan Stanley Capital Trust, Series 2015-UBS8-B	4.32	% (b)	12/15/2048	7,347,287
25,775,756	Morgan Stanley Capital Trust, Series 2015-UBS8-XA	0.87	% (b)(d)	12/15/2048	743,623
12,140,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.31	% (a)	11/15/2034	12,135,205
17,935,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.26	% (a)	11/15/2034	17,389,256
9,187,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.46	% (a)	11/15/2034	8,410,258
146,325,098	Morgan Stanley Capital Trust, Series 2017-H1-XA	1.34	% (b)(d)	06/15/2050	7,612,900
8,000,000	Morgan Stanley Capital Trust, Series 2018-MP-E	4.28	% (a)(b)	07/11/2040	7,173,486
10,525,000	Morgan Stanley Capital Trust, Series 2018-SUN-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.66	% (a)	07/15/2035	10,437,153
10,748,000	Morgan Stanley Capital Trust, Series 2018-SUN-G (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.16	% (a)	07/15/2035	10,680,651
5,305,000	Morgan Stanley Capital Trust, Series 2019-H7-AS	3.52%		07/15/2052	5,656,957
78,711,611	Morgan Stanley Capital Trust, Series 2019-L2-XA	1.02	% (b)(d)	03/15/2052	4,818,717
3,845,000	Morgan Stanley Capital Trust, Series 2019-L3-AS	3.49%		11/15/2052	4,141,195
157,034,223	Morgan Stanley Capital Trust, Series 2019-L3-XA	0.64	% (b)(d)	11/15/2052	6,870,263
3,355,000	Morgan Stanley Capital Trust, Series 2019-NUGS-D (1 Month LIBOR USD + 1.80%, 3.30% Floor)	3.30	% (a)	12/15/2036	3,364,643
1,315,000	Morgan Stanley Capital Trust, Series 2019-PLND-B (1 Month LIBOR USD + 1.30%, 1.30% Floor)	1.41	% (a)	05/15/2036	1,300,430
6,002,000	Morgan Stanley Capital Trust, Series 2019-PLND-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.26	% (a)	05/15/2036	5,788,340

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,200,000	Morgan Stanley Capital Trust, Series 2020-HR8-B	2.70%		07/15/2053	2,201,459
24,004,000	Morgan Stanley Capital Trust, Series 2020-L4-B	3.08%		02/15/2053	24,595,507
287,868,451	Morgan Stanley Capital Trust, Series 2020-L4-XA	1.08	% (b)(d)	02/15/2053	21,697,048
4,353,603	Morgan Stanley Capital Trust, Series 2021-ILP-A (1 Month LIBOR USD + 0.78%, 0.78% Floor)	0.89	% (a)	11/15/2023	4,343,311
17,924,725	Morgan Stanley Capital Trust, Series 2021-ILP-D (1 Month LIBOR USD + 1.58%, 1.58% Floor)	1.69	% (a)	11/15/2023	17,875,936
10,779,000	Morgan Stanley Capital Trust, Series 2021-L6-C	3.46	% (b)	06/15/2054	10,973,867
4,661,000	Morgan Stanley Capital, Series 2017-HR2-C	4.22	% (b)	12/15/2050	4,916,056
7,794,000	MRCD Mortgage Trust, Series 2019-PARK-F	2.72	% (a)	12/15/2036	7,495,931
32,926,000	MRCD Mortgage Trust, Series 2019-PARK-G	2.72	% (a)	12/15/2036	30,985,602
1,160,000	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.16	% (a)	10/15/2037	1,155,242
12,222,860	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	1.06	% (a)	06/15/2035	12,092,365
13,188,800	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-D	3.75	% (a)	12/15/2038	13,177,274
30,009,000	New York Mortgage Trust, Series 2019-NYT-D (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.11	% (a)	12/15/2035	29,906,870
14,792,000	NLY Commercial Mortgage Trust, Series 2019-FL2-AS (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.71	% (a)	02/15/2036	14,781,010
3,725,000	NLY Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.01	% (a)	02/15/2036	3,721,193
4,425,000	NLY Commercial Mortgage Trust, Series 2019-FL2-C (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.46	% (a)	02/15/2036	4,423,982
6,901,000	One Market Plaza Trust, Series 2017-1MKT-C	4.02	% (a)	02/10/2032	6,899,008
10,735,000	OPG Trust, Series 2021-PORT-D (1 Month LIBOR USD + 1.13%, 1.13% Floor)	1.24	% (a)	10/15/2036	10,550,554
21,269,000	OPG Trust, Series 2021-PORT-J (1 Month LIBOR USD + 3.35%, 3.35% Floor)	3.46	% (a)	10/15/2036	20,978,519
1,999,900	PFP Ltd., Series 2021-7-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	0.96	% (a)	04/14/2038	1,992,455
37,079,000	SLG Office Trust, Series 2021-OVA-F	2.85	% (a)	07/15/2041	33,510,321
2,985,000	SoHo Trust, Series 2021-SOHO-B	2.70	% (a)(b)	08/10/2038	2,816,978
1,629,000	SREIT Trust, Series 2021-IND-F (1 Month LIBOR USD + 2.54%, 2.54% Floor)	2.65	% (a)	10/15/2038	1,614,744
56,592,000	SREIT Trust, Series 2021-IND-G (1 Month LIBOR USD + 3.27%, 3.27% Floor)	3.38	% (a)	10/15/2038	56,099,791
32,600,000	SREIT Trust, Series 2021-MFP2-J (1 Month LIBOR USD + 3.92%, 3.92% Floor)	4.02	% (a)	11/15/2036	32,602,934
5,300,000	SREIT Trust, Series 2021-MFP-E (1 Month LIBOR USD + 2.03%, 2.03% Floor)	2.13	% (a)	11/15/2038	5,271,147
46,119,000	Structured Adjustable Rate Mortgage Loan Trust, Series BMOC-8836-PT	1.98	% (b)	01/25/2032	46,610,816
43,600,000	Structured Adjustable Rate Mortgage Loan Trust, Series JPM-3975-DUS	1.91	% (b)	11/04/2051	43,886,125
21,200,000	Structured Adjustable Rate Mortgage Loan Trust, Series JPM-3990-DUS	2.13	% (b)	01/14/2032	21,484,875
96,408,000	Structured Adjustable Rate Mortgage Loan Trust, Series JPM-3992-DUS	2.16	% (b)	01/14/2032	98,336,160
45,267,000	Structured Adjustable Rate Mortgage Loan Trust, Series JPM-3995-DUS	2.32	% (b)	12/25/2031	46,724,032

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
53,950,000	Structured Adjustable Rate Mortgage Loan Trust, Series JPM-3997-DUS	1.96	% (b)	01/01/2032	54,051,156
33,675,000	Structured Adjustable Rate Mortgage Loan Trust, Series JPM-4008-DUS	2.03	% (b)	12/01/2051	34,253,789
24,500,000	Structured Adjustable Rate Mortgage Loan Trust, Series JPM-4010-DUS	2.00	% (b)	12/02/2051	24,515,312
41,850,000	Structured Adjustable Rate Mortgage Loan Trust, Series JPM-4011-DUS	2.00	% (b)	12/02/2051	41,889,234
43,878,000	Structured Adjustable Rate Mortgage Loan Trust, Series JPM-4014-DUS	1.80	% (b)	12/02/2051	43,672,322
30,761,000	Structured Adjustable Rate Mortgage Loan Trust, Series JPM-4023-DUS	1.89	% (b)	12/03/2051	30,626,421
12,000,000	Structured Adjustable Rate Mortgage Loan Trust, Series JPM-4025-DUS	2.01	% (b)	12/03/2051	11,910,000
69,169,000	Structured Adjustable Rate Mortgage Loan Trust, Series JPM-4043-DUS	1.93	% (b)	12/10/2051	69,514,845
51,688,000	Structured Adjustable Rate Mortgage Loan Trust, Series JPM-4053-DUS	2.02	% (b)	12/16/2051	51,817,220
46,000,000	Structured Adjustable Rate Mortgage Loan Trust, Series MS-3000-PT	1.94	% (b)	11/02/2051	46,235,391
69,100,000	Structured Adjustable Rate Mortgage Loan Trust, Series SNEX-1250-A	2.05	% (b)	02/25/2032	69,996,141
18,033,000	Structured Adjustable Rate Mortgage Loan Trust, Series SNEX-1255-A	2.36	% (b)	11/23/2051	18,388,025
67,509,000	Structured Adjustable Rate Mortgage Loan Trust, Series SNEX-1301-A	1.84	% (b)	12/03/2051	67,509,000
19,170,000	Structured Adjustable Rate Mortgage Loan Trust, Series SNEX-1304-A	1.92	% (b)	12/03/2051	18,963,323
19,000,000	Structured Adjustable Rate Mortgage Loan Trust, Series SNEX-1318-A	1.99	% (b)	12/07/2051	19,256,797
95,000,000	Structured Adjustable Rate Mortgage Loan Trust, Series SNEX-1338-A	2.07	% (b)	12/09/2051	96,829,492
60,975,000	Structured Adjustable Rate Mortgage Loan Trust, Series SNEX-1357-A	1.88	% (b)	12/14/2051	60,924,982
7,562,909	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.48%, 3.18% Floor)	3.58	% (a)	11/11/2034	7,394,033
12,261,000	TPG Real Estate Finance Issuer Ltd., Series 2021-FL4-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.31	% (a)	03/15/2038	12,296,250
2,535,685	TRTX Issuer Ltd., Series 2019-FL3-A (Secured Overnight Financing Rate 30 Day Average + 1.26%, 1.15% Floor)	1.31	% (a)	10/15/2034	2,543,769
31,066,000	TRTX Issuer Ltd., Series 2019-FL3-AS (Secured Overnight Financing Rate 30 Day Average + 1.56%, 1.45% Floor)	1.61	% (a)	10/15/2034	31,145,622
24,918,491	TTAN, Series 2021-MHC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	3.01	% (a)	03/15/2038	24,773,747
8,000,000	UBS Commercial Mortgage Trust, Series 2017-C1-C	4.44%		06/15/2050	7,823,554
87,728,139	UBS Commercial Mortgage Trust, Series 2017-C1-XA	1.53	% (b)(d)	06/15/2050	5,783,337
1,154,000	UBS Commercial Mortgage Trust, Series 2017-C2-C	4.30	% (b)	08/15/2050	1,195,279
6,857,000	UBS Commercial Mortgage Trust, Series 2017-C3-B	4.09	% (b)	08/15/2050	7,195,043
12,375,047	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.08	% (b)(d)	08/15/2050	551,774
3,561,000	UBS Commercial Mortgage Trust, Series 2017-C4-B	4.24	% (b)	10/15/2050	3,746,668
4,100,000	UBS Commercial Mortgage Trust, Series 2017-C5-C	4.31	% (b)	11/15/2050	4,233,552
2,886,000	UBS Commercial Mortgage Trust, Series 2017-C6-C	4.44	% (b)	12/15/2050	3,080,589

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
8,530,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.70	% (b)	02/15/2051	9,266,095
1,500,000	UBS Commercial Mortgage Trust, Series 2018-C9-C	4.88	% (b)	03/15/2051	1,617,289
43,109,427	UBS Commercial Mortgage Trust, Series 2018-C9-XA	0.87	% (b)(d)	03/15/2051	1,991,858
8,350,000	UBS Commercial Mortgage Trust, Series 2019-C17-AS	3.20%		10/15/2052	8,689,511
14,858,000	UBS Commercial Mortgage Trust, Series 2019-C18-AS	3.38	% (b)	12/15/2052	15,706,552
9,705,000	UBS Commercial Mortgage Trust, Series 2019-C18-B	3.68	% (b)	12/15/2052	10,335,485
61,109,413	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	1.81	% (a)(b)(d)	08/10/2049	441,179
4,346,710	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	4,514,717
11,460,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-C	4.07	% (b)	02/15/2048	11,677,660
361,901,117	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-XA	1.20	% (b)(d)	02/15/2048	11,378,135
3,187,500	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	3,146,789
200,217,754	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	0.86	% (b)(d)	02/15/2048	4,579,501
9,701,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.60	% (b)	11/15/2048	9,945,779
124,796,096	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	0.97	% (b)(d)	11/15/2048	3,888,834
234,207,183	Wells Fargo Commercial Mortgage Trust, Series 2015-LC20-XA	1.30	% (b)(d)	04/15/2050	7,370,805
12,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-C	4.56	% (b)	09/15/2058	12,450,920
8,438,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-C	4.29	% (b)	07/15/2058	8,779,996
1,794,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.69	% (b)	12/15/2048	1,904,088
97,847,439	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	0.96	% (b)(d)	12/15/2048	3,312,850
14,269,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.71	% (b)	01/15/2059	14,762,647
4,250,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-B	4.09%		06/15/2049	4,285,742
5,888,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-C	5.05	% (b)	06/15/2049	5,602,891
2,390,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C35-B	3.44%		07/15/2048	2,444,469
10,988,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C37-C	4.49	% (b)	12/15/2049	11,393,756
5,890,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24-C	4.43	% (b)	10/15/2049	6,160,898
2,155,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-C	4.39	% (b)	11/15/2049	2,259,998
110,280,681	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.62	% (b)(d)	11/15/2049	6,168,473
206,225,634	Wells Fargo Commercial Mortgage Trust, Series 2017-C39-XA	1.09	% (b)(d)	09/15/2050	9,639,790
8,014,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C41-C	4.51	% (b)	11/15/2050	8,095,811
1,904,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C42-C	4.30	% (b)	12/15/2050	2,009,784
49,912,298	Wells Fargo Commercial Mortgage Trust, Series 2017-C42-XA	0.88	% (b)(d)	12/15/2050	2,276,230
1,758,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-C	4.59%		01/15/2060	1,883,369
161,403,258	Wells Fargo Commercial Mortgage Trust, Series 2018-C43-XA	0.66	% (b)(d)	03/15/2051	5,607,811
134,950,249	Wells Fargo Commercial Mortgage Trust, Series 2019-C50-XA	1.41	% (b)(d)	05/15/2052	10,844,157
3,193,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C51-B	3.84	% (b)	06/15/2052	3,437,761
48,765,901	Wells Fargo Commercial Mortgage Trust, Series 2019-C51-XA	1.33	% (b)(d)	06/15/2052	3,835,219
24,972,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C52-AS	3.14%		08/15/2052	26,208,464
79,407,921	Wells Fargo Commercial Mortgage Trust, Series 2019-C52-XA	1.59	% (b)(d)	08/15/2052	7,449,448
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C53-C	3.58	% (b)	10/15/2052	5,109,133
143,002,541	Wells Fargo Commercial Mortgage Trust, Series 2019-C54-XA	0.84	% (b)(d)	12/15/2052	8,075,311
28,088,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C55-AS	2.94%		02/15/2053	28,826,543
52,886,315	Wells Fargo Commercial Mortgage Trust, Series 2020-C55-XB	0.82	% (b)(d)	02/15/2053	3,199,643
163,226,620	Wells Fargo Commercial Mortgage Trust, Series 2020-C56-XA	1.42	% (b)(d)	06/15/2053	14,883,901
118,827,369	Wells Fargo Commercial Mortgage Trust, Series 2020-C57-XA	2.09	% (b)(d)	08/15/2053	16,729,456
97,169,280	Wells Fargo Commercial Mortgage Trust, Series 2020-C58-XA	1.88	% (b)(d)	07/15/2053	12,558,993
175,431,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C61-XA	1.38	% (b)(d)	11/15/2054	17,082,944

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,022,574	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-C (1 Month LIBOR USD + 1.80%, 1.80% Floor)	1.91	% (a)	02/15/2040	2,019,112
659,041	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-D (1 Month LIBOR USD + 2.50%, 2.50% Floor)	2.61	% (a)	02/15/2040	657,719
1,658,965	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-E (1 Month LIBOR USD + 3.65%, 3.65% Floor)	3.76	% (a)	02/15/2040	1,667,317
64,720,014	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	1.76	% (a)(b)(d)	08/15/2045	203,803
32,395,657	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	1.85	% (a)(b)(d)	11/15/2045	230,579
95,779,825	WF-RBS Commercial Mortgage Trust, Series 2013-C18-XA	0.78	% (b)(d)	12/15/2046	1,243,155
146,257,100	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.01	% (b)(d)	03/15/2047	2,346,739
10,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C21-B	4.21	% (b)	08/15/2047	10,275,539
3,147,000	WF-RBS Commercial Mortgage Trust, Series 2014-C21-C	4.23	% (b)	08/15/2047	3,135,535
8,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C25-C	4.31	% (b)	11/15/2047	8,077,294
164,984,631	WF-RBS Commercial Mortgage Trust, Series 2014-C25-XA	0.80	% (b)(d)	11/15/2047	3,360,753

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $5,985,146,941)					5,552,680,861

Non-Agency Residential Collateralized Mortgage Obligations - 26.8%
99,715,636	ABFC Trust, Series 2007-WMC1-A1A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.35%		06/25/2037	89,665,098
12,875,000	Accredited Mortgage Loan Trust, Series 2006-1-M2 (1 Month LIBOR USD + 0.34%, 0.34% Floor)	0.44%		04/25/2036	10,471,854
1,709,044	ACE Securities Corporation Home Equity Loan Trust, Series 2007-ASP1-A2C (1 Month LIBOR USD + 0.26%, 0.26% Floor)	0.36%		03/25/2037	1,049,374
12,314,427	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2B (1 Month LIBOR USD + 0.24%, 0.24% Floor)	0.34%		01/25/2037	9,081,178
2,869,551	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2C (1 Month LIBOR USD + 0.34%, 0.34% Floor)	0.44%		01/25/2037	2,137,293
2,690,204	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2D (1 Month LIBOR USD + 0.50%, 0.50% Floor)	0.60%		01/25/2037	2,035,445
76,273,265	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.24%		11/25/2036	31,893,513
4,250,305	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A2A (1 Month LIBOR USD + 0.07%, 0.07% Floor)	0.17%		11/25/2036	2,160,896
4,594,909	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A2D (1 Month LIBOR USD + 0.22%, 0.22% Floor)	0.32%		11/25/2036	2,425,880
3,102,674	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM2-A2C (1 Month LIBOR USD + 0.28%, 0.28% Floor)	0.38%		02/25/2037	1,764,944
2,719,992	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM2-A2D (1 Month LIBOR USD + 0.37%, 0.37% Floor)	0.47%		02/25/2037	1,570,810
3,126,288	Adjustable Rate Mortgage Trust, Series 2004-4-CB1 (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap)	1.25%		03/25/2035	2,848,825
1,296,758	Adjustable Rate Mortgage Trust, Series 2005-10-3A31	2.49	% (b)	01/25/2036	1,239,594
21,805,777	Adjustable Rate Mortgage Trust, Series 2005-11-4A1	2.76	% (b)	02/25/2036	15,738,479
2,037,992	Adjustable Rate Mortgage Trust, Series 2005-4-2A1	2.77	% (b)	08/25/2035	1,992,446
364,842	Adjustable Rate Mortgage Trust, Series 2005-7-3A1	3.03	% (b)	10/25/2035	343,897
5,065,918	Adjustable Rate Mortgage Trust, Series 2005-8-3A21	2.66	% (b)	11/25/2035	4,440,296
12,343,571	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.46	% (b)	03/25/2036	8,526,797
8,908,020	Adjustable Rate Mortgage Trust, Series 2006-2-3A1	3.14	% (b)	05/25/2036	8,789,116
11,048,955	Adjustable Rate Mortgage Trust, Series 2006-2-5A1	3.56	% (b)	05/25/2036	4,118,215
6,795,383	Adjustable Rate Mortgage Trust, Series 2007-1-3A1	3.30	% (b)	03/25/2037	6,578,052
909,507	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	3.59	% (a)(b)	11/25/2037	992,542

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
363,218	Aegis Asset Backed Securities Trust, Series 2003-2-M2 (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.65%		11/25/2033	363,621
1,090,194	Aegis Asset Backed Securities Trust, Series 2004-1-M2 (1 Month LIBOR USD + 2.03%, 2.03% Floor)	2.13%		04/25/2034	1,066,878
617,792	Aegis Asset Backed Securities Trust, Series 2004-2-M2 (1 Month LIBOR USD + 1.95%, 1.95% Floor)	2.05%		06/25/2034	645,990
6,923,033	Aegis Asset Backed Securities Trust, Series 2004-6-M2 (1 Month LIBOR USD + 1.00%, 1.00% Floor, 15.00% Cap)	1.10%		03/25/2035	6,839,404
11,747,779	Aegis Asset Backed Securities Trust, Series 2006-1-A2 (1 Month LIBOR USD + 0.17%, 0.17% Floor, 12.00% Cap)	0.27%		01/25/2037	10,489,748
41,990,629	Ajax Master Trust, Series 2016-1-PC	4.08	% (a)(b)	01/01/2057	37,918,903
46,834,593	Ajax Master Trust, Series 2016-2-PC	3.33	% (a)(b)	10/25/2056	43,531,944
53,669,675	Ajax Master Trust, Series 2017-1-PC	3.42	% (a)(b)	06/25/2057	51,286,693
25,084,827	Ajax Mortgage Loan Trust, Series 2020-D-A	2.25	% (a)(l)	06/25/2060	25,047,403
20,000,000	AlphaFlow Transitional Mortgage Trust, Series 2021-WL1-A1	3.28	% (a)(l)	01/25/2026	20,181,800
6,843,343	Alternative Loan Trust, Series 2005-13CB-A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	0.60%		05/25/2035	6,087,435
5,958,223	Alternative Loan Trust, Series 2005-32T1-A9	5.50%		08/25/2035	4,421,907
2,508,134	Alternative Loan Trust, Series 2005-46CB-A14	5.50%		10/25/2035	2,289,847
32,478,480	Alternative Loan Trust, Series 2005-55CB-1A1	5.50%		11/25/2035	27,921,976
18,202,279	Alternative Loan Trust, Series 2005-80CB-4A1	6.00%		02/25/2036	13,114,081
3,410,501	Alternative Loan Trust, Series 2006-12CB-A8	6.00%		05/25/2036	2,547,060
11,146,310	Alternative Loan Trust, Series 2006-13T1-A1	6.00%		05/25/2036	7,447,928
2,977,310	Alternative Loan Trust, Series 2006-16CB-A7	6.00%		06/25/2036	2,282,930
4,228,619	Alternative Loan Trust, Series 2006-23CB-2A3	6.50%		08/25/2036	2,148,609
2,127,047	Alternative Loan Trust, Series 2006-2CB-A9	6.00%		03/25/2036	1,383,639
642,971	Alternative Loan Trust, Series 2006-36T2-2A4	6.25%		12/25/2036	398,641
7,637,439	Alternative Loan Trust, Series 2006-41CB-1A15 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.30	% (d)(f)	01/25/2037	2,012,057
7,637,439	Alternative Loan Trust, Series 2006-41CB-1A2 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.70%		01/25/2037	3,812,658
3,983,184	Alternative Loan Trust, Series 2006-42-1A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.70%		01/25/2047	1,835,910
3,983,184	Alternative Loan Trust, Series 2006-42-1A2 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.30	% (d)(f)	01/25/2047	1,006,374
2,652,593	Alternative Loan Trust, Series 2006-42-1A3	6.00%		01/25/2047	2,148,031
3,001,682	Alternative Loan Trust, Series 2006-43CB-1A12	5.75%		02/25/2037	2,183,718
10,384,975	Alternative Loan Trust, Series 2006-43CB-1A6	6.00%		02/25/2037	7,727,963
10,283,853	Alternative Loan Trust, Series 2006-45T1-1A1 (1 Month LIBOR USD + 0.50%, 6.00% Floor, 6.00% Cap)	6.00%		02/25/2037	5,473,598
1,454,198	Alternative Loan Trust, Series 2006-45T1-2A2	6.00%		02/25/2037	1,098,448
6,022,128	Alternative Loan Trust, Series 2006-4CB-1A1	6.00%		04/25/2036	4,237,214
4,817,746	Alternative Loan Trust, Series 2006-7CB-1A14	6.00%		05/25/2036	3,598,240
8,401,279	Alternative Loan Trust, Series 2006-7CB-1A16	6.00%		05/25/2036	6,274,682
2,574,152	Alternative Loan Trust, Series 2006-7CB-1A6	6.00%		05/25/2036	1,922,562
2,607,131	Alternative Loan Trust, Series 2006-7CB-1A9	6.00%		05/25/2036	1,947,193
889,559	Alternative Loan Trust, Series 2006-9T1-A11	6.00%		05/25/2036	543,450
1,120,929	Alternative Loan Trust, Series 2006-J7-1A1	6.25%		11/25/2036	775,045
38,032,673	Alternative Loan Trust, Series 2006-OA21-A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.29%		03/20/2047	32,960,643

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,581,821	Alternative Loan Trust, Series 2006-OA7-1A2 (12 Month US Treasury Average + 0.94%, 0.94% Floor)	1.02%		06/25/2046	3,372,470
6,066,079	Alternative Loan Trust, Series 2007-15CB-A2	5.75%		07/25/2037	4,869,188
7,277,097	Alternative Loan Trust, Series 2007-15CB-A5	5.75%		07/25/2037	5,841,261
1,728,962	Alternative Loan Trust, Series 2007-19-1A34	6.00%		08/25/2037	1,219,236
3,561,992	Alternative Loan Trust, Series 2007-2CB-1A4 (1 Month LIBOR USD + 1.00%, 5.75% Floor, 100.00% Cap)	5.75%		03/25/2037	2,631,926
16,050,204	Alternative Loan Trust, Series 2007-5CB-1A31	5.50%		04/25/2037	11,324,887
6,116,102	Alternative Loan Trust, Series 2007-5CB-2A1	6.00%		04/25/2037	3,946,865
5,113,094	Alternative Loan Trust, Series 2007-6-A1	5.75%		04/25/2047	4,163,105
1,430,606	Alternative Loan Trust, Series 2007-7T2-A8	6.00%		04/25/2037	865,543
31,257,370	Alternative Loan Trust, Series 2007-HY4-4A1	3.23	% (b)	06/25/2037	28,150,844
3,803,826	American Home Assets, Series 2006-2-2A1 (1 Month LIBOR USD + 0.38%, 0.38% Floor)	0.48%		09/25/2046	3,706,106
3,732,071	American Home Mortgage Investment Trust, Series 2005-4-3A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap)	0.70%		11/25/2045	3,166,722
15,428,567	American Home Mortgage Investment Trust, Series 2005-4-5A (6 Month LIBOR USD + 1.75%, 1.75% Floor, 11.00% Cap)	2.00%		11/25/2045	9,094,704
2,170,285	American Home Mortgage Investment Trust, Series 2006-2-3A4	7.10	% (k)	06/25/2036	504,850
7,336,377	American Home Mortgage Investment Trust, Series 2007-A-13A1	6.60	% (a)(k)	01/25/2037	2,314,659
119,809,095	Ameriquest Mortgage Securities Trust, Series 2006-M3-A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.28%		10/25/2036	79,418,118
6,862,903	Ameriquest Mortgage Securities, Inc., Series 2004-FR1-M1	4.02	% (k)	05/25/2034	6,884,980
6,052,812	Amortizing Residential Collateral Trust, Series 2002-BC7-M1 (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.30%		10/25/2032	5,295,135
41,588,000	AMSR Trust, Series 2019-SFR1-E	3.47	% (a)	01/19/2039	41,673,655
30,156,000	AMSR Trust, Series 2020-SFR4-G1	4.00	% (a)	11/17/2037	30,217,814
10,000,000	AMSR Trust, Series 2020-SFR5-F	2.69	% (a)	11/17/2037	9,703,322
6,500,000	AMSR Trust, Series 2021-SFR3-E1	2.33	% (a)	10/17/2038	6,355,073
11,000,000	AMSR Trust, Series 2021-SFR3-E2	2.43	% (a)	10/17/2038	10,756,070
18,500,000	AMSR Trust, Series 2021-SFR3-F	3.23	% (a)	10/17/2038	17,886,777
6,500,000	AMSR Trust, Series 2021-SFR4-D	2.77	% (a)	12/17/2038	6,451,635
10,500,000	AMSR Trust, Series 2021-SFR4-E1	2.97	% (a)	12/17/2038	10,400,520
10,500,000	Angel Oak Mortgage Trust LLC, Series 2019-2-M1	4.07	% (a)(b)	03/25/2049	10,535,553
9,121,000	Angel Oak Mortgage Trust LLC, Series 2021-7-M1	3.26	% (a)(b)	10/25/2066	9,110,661
9,652,851	Argent Securities Trust, Series 2004-W11-M6 (1 Month LIBOR USD + 1.88%, 1.88% Floor)	1.98%		11/25/2034	10,061,292
13,913,343	Argent Securities Trust, Series 2006-W5-A1A (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.40%		06/25/2036	10,975,117
1,838,524	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2004-HE3-M2 (1 Month LIBOR USD + 1.68%, 1.68% Floor)	1.78%		06/25/2034	1,838,369
23,719,629	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.24%		11/25/2036	22,430,000
610,760	Banc of America Alternative Loan Trust, Series 2005-10-4A1	5.75%		11/25/2035	599,080
3,078,989	Banc of America Alternative Loan Trust, Series 2005-11-2CB1	6.00%		12/25/2035	3,065,944
2,115,300	Banc of America Alternative Loan Trust, Series 2006-2-1CB1	6.00%		03/25/2036	2,154,907
2,592,620	Banc of America Alternative Loan Trust, Series 2006-2-3CB1	6.50%		03/25/2036	2,615,586
655,038	Banc of America Alternative Loan Trust, Series 2006-5-CB14 (1 Month LIBOR USD + 1.10%, 6.00% Floor, 6.00% Cap)	6.00%		06/25/2046	654,387

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,432,685	Banc of America Alternative Loan Trust, Series 2006-6-CB3	6.00%		07/25/2046	1,390,407
8,748,140	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.50	% (k)	10/25/2036	3,626,141
1,960,079	Banc of America Alternative Loan Trust, Series 2006-8-1A1 (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.40	% (d)(f)	11/25/2036	342,386
698,561	Banc of America Alternative Loan Trust, Series 2006-8-1A2 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.55%		11/25/2036	602,236
3,356,249	Banc of America Alternative Loan Trust, Series 2006-9-1CB1	6.00%		01/25/2037	3,313,572
543,280	Banc of America Alternative Loan Trust, Series 2007-2-2A1	6.00%		06/25/2037	535,656
2,822,804	Banc of America Funding Corporation, Series 2006-2-3A1	6.00%		03/25/2036	2,851,009
79,114	Banc of America Funding Corporation, Series 2006-2-4A1 (-3 x 1 Month LIBOR USD + 22.80%, 22.80% Cap)	22.49	% (f)	03/25/2036	102,126
295,248	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	303,232
312,321	Banc of America Funding Corporation, Series 2006-3-1A1	6.00%		03/25/2036	310,698
254,371	Banc of America Funding Corporation, Series 2006-3-6A1	6.38	% (b)	03/25/2036	264,205
1,555,610	Banc of America Funding Corporation, Series 2006-6-1A7	6.25%		08/25/2036	1,559,361
615,929	Banc of America Funding Corporation, Series 2006-7-T2A5	6.54	% (k)	10/25/2036	602,333
2,903,066	Banc of America Funding Corporation, Series 2006-7-T2A8	6.41	% (k)	10/25/2036	2,847,291
834,092	Banc of America Funding Corporation, Series 2006-8T2-A8	6.10	% (k)	10/25/2036	819,878
347,411	Banc of America Funding Corporation, Series 2006-B-7A1	2.52	% (b)	03/20/2036	322,548
5,125,718	Banc of America Funding Corporation, Series 2006-D-6A1	2.81	% (b)	05/20/2036	5,193,767
137,200	Banc of America Funding Corporation, Series 2006-H-3A1	2.87	% (b)	09/20/2046	128,158
49,500,646	Banc of America Funding Corporation, Series 2006-H-5A1 (1 Month LIBOR USD + 0.36%, 0.36% Floor, 10.50% Cap)	0.46%		10/20/2036	22,871,378
588,858	Banc of America Funding Corporation, Series 2007-1-TA10	6.34	% (k)	01/25/2037	583,728
834,257	Banc of America Funding Corporation, Series 2007-3-TA1B	5.83	% (b)	04/25/2037	842,307
1,582,446	Banc of America Funding Corporation, Series 2007-5-1A1	5.50%		07/25/2037	1,620,572
1,005,685	Banc of America Funding Corporation, Series 2009-R14A-3A (-2 x 1 Month LIBOR USD + 16.57%, 5.50% Floor, 16.57% Cap)	15.88	% (a)(f)	06/26/2035	1,292,897
1,461,369	Banc of America Funding Corporation, Series 2009-R15A-4A2	5.75	% (a)(b)	12/26/2036	1,373,029
776,918	Banc of America Funding Corporation, Series 2010-R1-3A (-2 x 1 Month LIBOR USD + 14.28%, 6.00% Floor, 14.28% Cap)	14.14	% (a)(f)	07/26/2036	967,817
5,158,986	Banc of America Funding Corporation, Series 2014-R6-3A2	0.36	% (a)(b)(g)	10/26/2036	4,616,666
14,993,376	Banc of America Funding Corporation, Series 2014-R8-A2 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	0.34	% (a)	06/26/2036	14,753,738
23,243,896	Banc of America Funding Corporation, Series 2015-R2-4A2 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	0.31	% (a)	09/29/2036	23,192,139
1,363,743	Banc of America Mortgage Securities Trust, Series 2006-1-A9	6.00%		05/25/2036	1,325,164
174,366	Banc of America Mortgage Securities Trust, Series 2007-1-2A5	5.75%		01/25/2037	173,372
4,268,307	Banc of America Mortgage Trust, Series 2007-3-2A8	7.00%		09/25/2037	4,010,149
7,450,821	BankUnited Trust, Series 2005-1-2A1	3.20	% (b)	09/25/2045	7,436,444
1,018,419	Bayview Commercial Asset Trust, Series 2007-3-A2 (1 Month LIBOR USD + 0.29%)	0.39	% (a)	07/25/2037	971,521
3,270,150	Bayview Financial Mortgage Pass-Through Trust, Series 2006-C-2A4 (1 Month LIBOR USD + 0.42%)	0.52%		11/28/2036	3,099,264
7,353,976	Bayview Opportunity Master Fund Trust, Series 2019-SBR1-A1	3.47	% (a)(l)	06/28/2034	7,407,557
35,886,196	BCAP LLC Trust, Series 2007-AA2-11A (1 Month LIBOR USD + 0.38%, 0.38% Floor)	0.48	% (a)	05/25/2047	37,677,298
2,190,037	BCAP LLC Trust, Series 2007-AA2-2A7	6.00%		04/25/2037	1,509,541
2,370,979	BCAP LLC Trust, Series 2007-AA2-2A8	5.75%		04/25/2037	1,588,629

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
10,420,309	BCAP LLC Trust, Series 2008-RR3-A1B	6.67	% (a)(b)	10/25/2036	5,010,243
1,700,032	BCAP LLC Trust, Series 2009-RR13-18A2	5.75	% (a)(b)	07/26/2037	1,190,919
2,930,249	BCAP LLC Trust, Series 2009-RR4-4A2	5.75	% (a)(b)	02/26/2036	1,898,537
3,912	BCAP LLC Trust, Series 2010-RR10-5A1	7.00	% (a)(b)	04/27/2037	3,912
6,884,889	BCAP LLC Trust, Series 2010-RR6-7A10	6.00	% (a)(b)	02/26/2037	4,110,990
1,498,637	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12-13A1	3.24	% (b)	02/25/2036	1,428,501
3,048,550	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4-4A1	3.04	% (b)	10/25/2046	2,858,317
3,365,528	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-2A1	2.75	% (b)	02/25/2047	3,339,452
1,284,700	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-3A1	3.14	% (b)	02/25/2047	1,274,590
13,984,303	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-2-2A1 (12 Month LIBOR USD + 1.88%, 1.88% Floor, 11.15% Cap)	2.12%		12/25/2046	12,585,627
463,946	Bear Stearns Alt-A Trust, Series 2004-11-2A3	2.40	% (b)	11/25/2034	469,706
6,052,178	Bear Stearns Alt-A Trust, Series 2006-1-11A1 (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.50% Cap)	0.58%		02/25/2036	6,128,136
15,698,432	Bear Stearns Alt-A Trust, Series 2006-3-21A1	2.65	% (b)	05/25/2036	13,288,377
4,885,442	Bear Stearns Alt-A Trust, Series 2006-5-1A1 (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.50% Cap)	0.44%		08/25/2036	4,577,212
7,236,943	Bear Stearns Alt-A Trust, Series 2006-6-2A1	3.24	% (b)	11/25/2036	4,826,842
3,530,843	Bear Stearns Alt-A Trust, Series 2006-8-2A1	2.87	% (b)	08/25/2046	2,788,375
6,411,031	Bear Stearns Alt-A Trust, Series 2007-1-1A1 (1 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap)	0.42%		01/25/2047	6,077,157
3,345,576	Bear Stearns Asset Backed Securities Trust, Series 2004-AC4-A2	5.50	% (k)	08/25/2034	3,498,968
7,751,273	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-1A	5.75	% (k)	04/25/2035	7,538,271
2,275,168	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-2A1	5.75	% (k)	04/25/2035	2,342,887
33,825,857	Bear Stearns Asset Backed Securities Trust, Series 2005-AC6-22A	5.25	% (b)	09/25/2035	31,637,709
5,229,137	Bear Stearns Asset Backed Securities Trust, Series 2005-AC7-A4	6.00	% (k)	10/25/2035	4,298,273
9,355,445	Bear Stearns Asset Backed Securities Trust, Series 2006-AC1-1A1	6.25	% (k)	02/25/2036	6,268,597
2,391,048	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.75%		12/25/2036	2,394,255
6,408,420	Bear Stearns Asset Backed Securities Trust, Series 2007-HE2-2A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	0.26%		02/25/2037	6,367,671
29,449,781	Bear Stearns Asset Backed Securities Trust, Series 2007-HE4-2A (1 Month LIBOR USD + 0.22%, 0.22% Floor)	0.32%		05/25/2037	28,217,906
14,449,231	Bear Stearns Asset Backed Securities Trust, Series 2007-HE6-2A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	1.15%		08/25/2037	14,041,406
15,000,000	Bear Stearns Asset Backed Securities Trust, Series 2007-HE7-1A2 (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.70%		10/25/2037	14,988,930
1,221,901	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A2A	6.00%		10/25/2036	794,436
1,305,733	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	855,815
1,663,317	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-23A1	2.90	% (b)	10/25/2036	1,282,048
8,243,443	Bear Stearns Mortgage Funding Trust, Series 2006-AR3-2A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 10.50% Cap)	0.50%		11/25/2036	7,923,152
3,661,875	Bear Stearns Mortgage Funding Trust, Series 2006-AR4-A2 (1 Month LIBOR USD + 0.18%, 0.18% Floor, 10.50% Cap)	0.28%		12/25/2037	3,492,472
8,783,925	Bear Stearns Mortgage Funding Trust, Series 2007-AR3-22A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 10.50% Cap)	0.26%		04/25/2037	10,041,270
13,777,342	Bellemeade Ltd., Series 2019-2A-M1B (1 Month LIBOR USD + 1.45%, 1.45% Floor)	1.55	% (a)	04/25/2029	13,779,265
12,206,742	BNC Mortgage Loan Trust, Series 2006-2-A4 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	0.42%		11/25/2036	12,052,549

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
8,474,993	BNC Mortgage Loan Trust, Series 2007-1-A4 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	0.26%		03/25/2037	8,275,890
6,681,798	BNC Mortgage Loan Trust, Series 2007-4-A4 (1 Month LIBOR USD + 1.50%, 1.50% Floor)	1.60%		11/25/2037	6,112,841
26,624,816	BNPP Mortgage Securities LLC Trust, Series 2009-1-B1	6.00	% (a)	08/27/2037	17,172,362
100,200,000	CAFL Issuer LLC, Series 2021-RTL1-A1	2.24	% (a)(l)	03/28/2029	98,642,752
12,750,000	CAFL Issuer LLC, Series 2021-RTL1-A2	3.10	% (a)(l)	03/28/2029	12,553,079
4,835,652	Carrington Mortgage Loan Trust, Series 2006-FRE2-A2 (1 Month LIBOR USD + 0.12%, 0.12% Floor, 12.50% Cap)	0.22%		10/25/2036	4,466,209
23,316,911	Carrington Mortgage Loan Trust, Series 2006-FRE2-A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 12.50% Cap)	0.26%		10/25/2036	21,624,642
7,176,768	Carrington Mortgage Loan Trust, Series 2006-FRE2-A4 (1 Month LIBOR USD + 0.25%, 0.25% Floor, 12.50% Cap)	0.35%		10/25/2036	6,710,860
6,030,870	Carrington Mortgage Loan Trust, Series 2006-NC3-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor, 12.50% Cap)	0.25%		08/25/2036	5,906,580
60,894,735	Carrington Mortgage Loan Trust, Series 2006-NC4-A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 12.50% Cap)	0.26%		10/25/2036	59,944,460
29,948,686	Carrington Mortgage Loan Trust, Series 2006-NC5-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor, 14.50% Cap)	0.25%		01/25/2037	28,771,281
19,603,540	Carrington Mortgage Loan Trust, Series 2007-RFC1-A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor, 14.50% Cap)	0.24%		12/25/2036	19,126,568
20,868,763	Cascade MH Asset Trust, Series 2019-MH1-A	4.00	% (a)(b)	11/25/2044	21,742,865
2,750,000	Centex Home Equity, Series 2004-A-AF5	5.43	% (k)	01/25/2034	2,734,537
215,785	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4-2M1 (1 Month LIBOR USD + 0.90%, 0.90% Floor)	1.00%		03/25/2033	213,745
3,418,937	Chase Mortgage Finance Trust, Series 2005-A1-2A4	2.92	% (b)	12/25/2035	3,429,427
7,557,465	Chase Mortgage Finance Trust, Series 2006-S1-A5	6.50%		05/25/2036	5,076,716
7,403,939	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	4,745,682
4,899,869	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	3,071,876
13,755,805	Chase Mortgage Finance Trust, Series 2006-S4-A8	6.00%		12/25/2036	8,869,750
3,329,341	Chase Mortgage Finance Trust, Series 2007-A2-6A4	2.74	% (b)	07/25/2037	3,162,788
4,015,466	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	2,246,747
2,440,954	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	1,586,461
1,122,704	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	313,006
2,368,895	Chase Mortgage Finance Trust, Series 2007-S5-1A18	6.00%		07/25/2037	1,570,445
2,092,855	ChaseFlex Trust, Series 2005-1-3A1	6.00%		02/25/2035	1,974,918
192,020	ChaseFlex Trust, Series 2006-1-A5	6.16	% (b)	06/25/2036	190,259
2,984,407	ChaseFlex Trust, Series 2006-2-A2B (1 Month LIBOR USD + 0.20%, 0.20% Floor, 11.50% Cap)	0.30%		09/25/2036	2,573,844
3,385,899	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	1,790,131
6,219,867	ChaseFlex Trust, Series 2007-M1-2F4	4.15	% (k)	08/25/2037	6,040,874
6,469,215	ChaseFlex Trust, Series 2007-M1-2F5	4.15	% (k)	08/25/2037	6,282,552
500,000	CHL GMSR Issuer Trust, Series 2018-GT1-B (1 Month LIBOR USD + 3.50%)	3.60	% (a)	05/25/2023	497,759
15,062,672	CHL Mortgage Pass-Through Trust, Series 2005-17-2A1	5.50%		09/25/2035	10,627,922
2,765,481	CHL Mortgage Pass-Through Trust, Series 2005-18-A1	5.50%		10/25/2035	2,092,188
2,607,447	CHL Mortgage Pass-Through Trust, Series 2005-26-1A12	5.50%		11/25/2035	2,089,963
8,817,971	CHL Mortgage Pass-Through Trust, Series 2005-HYB8-4A1	3.12	% (b)	12/20/2035	9,011,485
5,149,257	CHL Mortgage Pass-Through Trust, Series 2006-14-A5	6.25%		09/25/2036	3,442,334

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
19,232,521	CHL Mortgage Pass-Through Trust, Series 2006-8-1A3	6.00%		05/25/2036	15,823,858
1,702,724	CHL Mortgage Pass-Through Trust, Series 2007-15-1A2	6.25%		09/25/2037	1,385,972
40,121,974	CHL Mortgage Pass-Through Trust, Series 2007-21-1A1	6.25%		02/25/2038	27,347,635
1,597,652	CHL Mortgage Pass-Through Trust, Series 2007-2-A2	6.00%		03/25/2037	1,056,925
2,138,708	CHL Mortgage Pass-Through Trust, Series 2007-7-A11	5.50%		06/25/2037	1,445,947
3,982,890	CHL Mortgage Pass-Through Trust, Series 2007-8-1A8	6.00%		01/25/2038	2,636,613
5,995,669	CHL Mortgage Pass-Through Trust, Series 2007-9-A1	5.75%		07/25/2037	4,264,463
10,606,507	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	2.87	% (b)	03/25/2037	10,080,241
14,590,000	CHL Mortgage Pass-Through Trust, Series 2018-GT1-A (1 Month LIBOR USD + 2.75%)	2.85	% (a)	05/25/2023	14,646,221
2,712,764	CitiCorporationMortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	2,780,731
767,660	CitiCorporationMortgage Securities, Inc., Series 2006-7-1A1	6.00%		12/25/2036	757,898
1,312,291	CitiCorporationResidential Mortgage Securities, Inc., Series 2006-2-A5	5.20	% (k)	09/25/2036	1,326,222
1,556,563	Citigroup Mortgage Loan Trust, Inc., Series 2005-5-2A2	5.75%		08/25/2035	1,270,515
609,930	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A1	5.50%		11/25/2035	601,142
1,487,361	Citigroup Mortgage Loan Trust, Inc., Series 2006-4-2A1A	6.00%		12/25/2035	1,500,550
21,819,969	Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1-A1 (1 Month LIBOR USD + 0.29%, 0.29% Floor)	0.39	% (a)	09/25/2036	21,266,942
5,458,226	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3-1A1A	3.03	% (b)	06/25/2036	5,559,232
2,551,486	Citigroup Mortgage Loan Trust, Inc., Series 2006-FX1-A6	5.85	% (k)	10/25/2036	2,170,840
9,803,684	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1-A2D	4.82	% (k)	03/25/2036	5,864,269
9,847,625	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2D	6.66%		05/25/2036	4,820,064
2,347,327	Citigroup Mortgage Loan Trust, Inc., Series 2007-10-1A1A	5.51	% (b)	04/25/2037	2,371,100
572,055	Citigroup Mortgage Loan Trust, Inc., Series 2007-12-2A1	6.50	% (a)(b)	10/25/2036	387,729
15,847,183	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-1A1	5.75	% (a)	04/25/2047	11,962,393
799,220	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-2A2	6.50	% (a)(b)(c)	05/25/2037	790,406
52,964,281	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.24	% (a)	01/25/2037	50,912,408
1,859,846	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3-A2D (1 Month LIBOR USD + 0.35%, 0.35% Floor)	0.45%		03/25/2037	1,747,554
794,882	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5-1A3A	2.92	% (b)	04/25/2037	757,081
2,311,058	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8-1A1A	3.00	% (b)	08/25/2047	2,262,029
3,820,447	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A3A	5.97	% (k)	01/25/2037	2,422,056
8,421,640	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A5A	5.76	% (k)	01/25/2037	5,340,539
3,869,297	Citigroup Mortgage Loan Trust, Inc., Series 2010-7-9A4	6.00	% (a)(b)	10/25/2037	3,708,174
20,619,874	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-7A4	6.00	% (a)(b)(c)	06/25/2037	20,306,128
31,470,695	Citigroup Mortgage Loan Trust, Inc., Series 2021-JL1-A	2.75	% (a)(b)	02/27/2062	31,531,179
3,881,275	Citigroup Mortgage Loan Trust, Series 2007-OPX1-A2 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	0.30%		01/25/2037	2,110,046
3,602,463	Citigroup Mortgage Loan Trust, Series 2014-8-3A2	6.00	% (a)(b)	03/25/2037	3,582,487
134,434,163	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92	% (a)	10/25/2058	131,198,050
66,551,236	Citigroup Mortgage Loan Trust, Series 2019-C-A1	3.23	% (a)(l)	09/25/2059	66,678,415
196,936,275	Citigroup Mortgage Loan Trust, Series 2019-D-PT1	3.33	% (a)(b)	04/25/2064	192,648,519
273,511,159	Citigroup Mortgage Loan Trust, Series 2020-RP1-A1	1.50	% (a)(b)	08/25/2064	269,829,398
26,293,400	Citigroup Mortgage Loan Trust, Series 2020-RP1-M1	2.00	% (a)(b)	08/25/2064	25,510,411
22,116,950	Citigroup Mortgage Loan Trust, Series 2020-RP1-M2	2.50	% (a)(b)	08/25/2064	22,026,100

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
18,676,200	Citigroup Mortgage Loan Trust, Series 2020-RP1-M3	2.75	% (a)(b)	08/25/2064	18,077,168
49,293,105	Citigroup Mortgage Loan Trust, Series 2020-RP1-PT5	8.02	% (a)(b)	08/25/2064	48,997,534
360,236,748	Citigroup Mortgage Loan Trust, Series 2021-RP2-A1	1.75	% (a)(b)	03/25/2065	363,856,046
34,186,100	Citigroup Mortgage Loan Trust, Series 2021-RP2-M1	3.25	% (a)(b)	03/25/2065	36,070,951
28,635,750	Citigroup Mortgage Loan Trust, Series 2021-RP2-M2	3.40	% (a)(b)	03/25/2065	29,777,200
26,589,300	Citigroup Mortgage Loan Trust, Series 2021-RP2-M3	3.40	% (a)(b)	03/25/2065	26,729,559
78,126,752	Citigroup Mortgage Loan Trust, Series 2021-RP2-PT1	6.74	% (a)(b)	03/25/2065	83,550,311
2,005,446	CitiMortgage Alternative Loan Trust, Series 2006-A1-1A5	5.50%		04/25/2036	1,993,244
2,355,058	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	2,343,977
2,219,504	CitiMortgage Alternative Loan Trust, Series 2006-A3-1A13	6.00%		07/25/2036	2,195,545
1,684,451	CitiMortgage Alternative Loan Trust, Series 2006-A4-1A8	6.00%		09/25/2036	1,650,865
446,835	CitiMortgage Alternative Loan Trust, Series 2006-A5-2A1	5.50%		01/25/2022	468,267
1,712,324	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	1,652,265
5,171,963	CitiMortgage Alternative Loan Trust, Series 2006-A6-1A2 (1 Month LIBOR USD + 0.50%, 6.00% Floor, 6.00% Cap)	6.00%		11/25/2036	5,148,646
2,619,161	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A5	6.00%		01/25/2037	2,643,238
1,277,014	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	1,288,753
3,462,660	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A8 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.70%		01/25/2037	2,925,986
3,267,405	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A9 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.30	% (d)(f)	01/25/2037	512,682
2,757,601	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A1	6.00	% (h)	03/25/2037	2,807,776
6,346,122	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A3 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.30	% (d)(f)	03/25/2037	1,009,372
2,486,909	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A4	5.75%		03/25/2037	2,495,951
4,445,266	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A3 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	0.43%		04/25/2037	3,690,469
4,445,266	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A4 (-1 x 1 Month LIBOR USD + 6.67%, 6.67% Cap)	6.57	% (d)(f)	04/25/2037	791,954
4,707,766	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A5	5.75%		04/25/2037	4,691,962
641,262	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A11	6.00%		05/25/2037	643,945
8,454,569	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A8	6.00%		05/25/2037	8,489,955
273,088	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	268,261
14,812,000	COLT Mortgage Loan Trust, Series 2021-5-M1	3.26	% (a)(b)	11/25/2066	14,787,188
4,294,000	COLT Mortgage Loan Trust, Series 2021-HX1-B1	3.11	% (a)(b)	10/25/2066	4,247,425
4,130,000	COLT Mortgage Loan Trust, Series 2021-HX1-B2	3.86	% (a)(b)	10/25/2066	4,085,745
6,000,000	COLT Mortgage Loan Trust, Series 2021-HX1-M1	2.36	% (a)(b)	10/25/2066	5,934,095
42,033,807	Connecticut Avenue Securities Trust, Series 2020-R02-2M2 (1 Month LIBOR USD + 2.00%)	2.10	% (a)	01/25/2040	42,174,019
9,000,000	CoreVest American Finance Trust, Series 2020-3-D	2.95	% (a)(b)	08/15/2053	8,620,907
30,660,990	Countrywide Alternative Loan Trust, Series 2004-36CB-1A1	6.00%		02/25/2035	28,400,426
3,125,766	Countrywide Alternative Loan Trust, Series 2005-13CB-A3	5.50%		05/25/2035	3,126,785
2,631,977	Countrywide Alternative Loan Trust, Series 2005-20CB-2A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	0.60%		07/25/2035	1,740,397
5,373,620	Countrywide Alternative Loan Trust, Series 2005-20CB-2A2 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.90	% (d)(f)	07/25/2035	655,318
1,973	Countrywide Alternative Loan Trust, Series 2005-20CB-4A1	5.25%		01/25/2022	1,906
1,766,263	Countrywide Alternative Loan Trust, Series 2005-26CB-A11 (-2 x 1 Month LIBOR USD + 13.05%, 13.05% Cap)	12.87	% (f)	07/25/2035	1,705,065

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,465,977	Countrywide Alternative Loan Trust, Series 2005-28CB-1A2 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	0.85%		08/25/2035	2,145,554
1,130,157	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	718,454
1,270,668	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	1,160,080
3,966,542	Countrywide Alternative Loan Trust, Series 2005-48T1-A2	5.50%		11/25/2035	3,083,702
1,469,240	Countrywide Alternative Loan Trust, Series 2005-54CB-3A4	5.50%		11/25/2035	1,105,619
13,924,565	Countrywide Alternative Loan Trust, Series 2005-57CB-1A1	5.50%		12/25/2035	12,719,644
334,484	Countrywide Alternative Loan Trust, Series 2005-60T1-A7 (-7 x 1 Month LIBOR USD + 35.93%, 35.93% Cap)	35.19	% (f)	12/25/2035	461,957
424,527	Countrywide Alternative Loan Trust, Series 2005-64CB-1A14	5.50%		12/25/2035	426,826
6,161,472	Countrywide Alternative Loan Trust, Series 2005-64CB-1A4	5.50%		12/25/2035	6,194,844
1,173,943	Countrywide Alternative Loan Trust, Series 2005-73CB-1A5 (1 Month LIBOR USD + 0.80%, 0.80% Floor, 5.50% Cap)	0.90%		01/25/2036	1,100,341
2,953,399	Countrywide Alternative Loan Trust, Series 2005-73CB-1A6 (-1 x 1 Month LIBOR USD + 4.70%, 4.70% Cap)	4.60	% (d)(f)	01/25/2036	387,247
31,688,362	Countrywide Alternative Loan Trust, Series 2005-77T1-1A1	6.00%		02/25/2036	21,553,274
532,143	Countrywide Alternative Loan Trust, Series 2005-79CB-A5	5.50%		01/25/2036	421,479
20,406,133	Countrywide Alternative Loan Trust, Series 2005-85CB-1A1	6.00%		02/25/2036	12,524,941
1,496,362	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6 (-4 x 1 Month LIBOR USD + 21.63%, 21.63% Cap)	21.26	% (f)	02/25/2036	1,804,709
966,400	Countrywide Alternative Loan Trust, Series 2005-86CB-A5	5.50%		02/25/2036	754,714
1,451,820	Countrywide Alternative Loan Trust, Series 2005-J10-1A11	5.50%		10/25/2035	1,297,259
330,400	Countrywide Alternative Loan Trust, Series 2005-J10-1A13 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	0.80%		10/25/2035	231,605
154,774	Countrywide Alternative Loan Trust, Series 2005-J10-1A15	5.50%		10/25/2035	138,297
398,636	Countrywide Alternative Loan Trust, Series 2005-J11-1A3	5.50%		11/25/2035	298,405
458,952	Countrywide Alternative Loan Trust, Series 2005-J11-6A1	6.50%		09/25/2032	458,422
537,130	Countrywide Alternative Loan Trust, Series 2005-J13-2A5 (1 Month LIBOR USD + 0.48%, 0.48% Floor, 5.50% Cap)	0.58%		11/25/2035	379,658
1,074,260	Countrywide Alternative Loan Trust, Series 2005-J13-2A6 (-1 x 1 Month LIBOR USD + 5.02%, 5.02% Cap)	4.92	% (d)(f)	11/25/2035	171,550
3,891,000	Countrywide Alternative Loan Trust, Series 2005-J1-5A3	5.50%		02/25/2035	3,915,868
18,063	Countrywide Alternative Loan Trust, Series 2005-J1-7A1	5.50%		01/25/2022	17,573
581,984	Countrywide Alternative Loan Trust, Series 2005-J2-1A5 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	0.60%		04/25/2035	487,797
1,790,720	Countrywide Alternative Loan Trust, Series 2005-J2-1A6 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.90	% (d)(f)	04/25/2035	153,903
4,054,562	Countrywide Alternative Loan Trust, Series 2005-J3-2A8 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.50% Cap)	0.40%		05/25/2035	3,335,247
4,054,562	Countrywide Alternative Loan Trust, Series 2005-J3-2A9 (-1 x 1 Month LIBOR USD + 5.20%, 5.20% Cap)	5.10	% (d)(f)	05/25/2035	546,806
2,767,199	Countrywide Alternative Loan Trust, Series 2006-12CB-A3 (1 Month LIBOR USD + 5.75%, 5.75% Floor)	5.75%		05/25/2036	1,969,389
29,876,991	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	21,544,546
786,676	Countrywide Alternative Loan Trust, Series 2006-18CB-A12 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.70%		07/25/2036	408,558
786,676	Countrywide Alternative Loan Trust, Series 2006-18CB-A13 (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	5.40	% (d)(f)	07/25/2036	158,273
3,879,228	Countrywide Alternative Loan Trust, Series 2006-19CB-A12 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.00% Cap)	0.50%		08/25/2036	1,952,172

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,260,466	Countrywide Alternative Loan Trust, Series 2006-19CB-A13 (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.50	% (d)(f)	08/25/2036	1,166,118
809,766	Countrywide Alternative Loan Trust, Series 2006-19CB-A15	6.00%		08/25/2036	634,965
1,467,813	Countrywide Alternative Loan Trust, Series 2006-24CB-A11	5.75%		08/25/2036	1,111,541
4,296,109	Countrywide Alternative Loan Trust, Series 2006-24CB-A14 (-1 x 1 Month LIBOR USD + 7.15%, 7.15% Cap)	7.05	% (d)(f)	08/25/2036	1,268,704
3,444,919	Countrywide Alternative Loan Trust, Series 2006-24CB-A22	6.00%		08/25/2036	2,674,796
3,697,434	Countrywide Alternative Loan Trust, Series 2006-24CB-A5 (1 Month LIBOR USD + 0.60%, 0.06% Floor, 6.00% Cap)	0.70%		08/25/2036	1,862,869
1,483,037	Countrywide Alternative Loan Trust, Series 2006-26CB-A17	6.25%		09/25/2036	1,028,619
1,903,605	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	1,357,096
3,048,130	Countrywide Alternative Loan Trust, Series 2006-29T1-1A2	6.25%		10/25/2036	2,282,881
429,879	Countrywide Alternative Loan Trust, Series 2006-29T1-2A12 (-7 x 1 Month LIBOR USD + 46.15%, 46.15% Cap)	45.49	% (f)	10/25/2036	915,248
263,310	Countrywide Alternative Loan Trust, Series 2006-29T1-2A23 (-4 x 1 Month LIBOR USD + 33.37%, 33.37% Cap)	32.93	% (f)	10/25/2036	433,331
3,070,169	Countrywide Alternative Loan Trust, Series 2006-30T1-1A2	6.25%		11/25/2036	2,813,353
2,328,448	Countrywide Alternative Loan Trust, Series 2006-32CB-A1 (1 Month LIBOR USD + 0.67%, 0.67% Floor, 6.00% Cap)	0.77%		11/25/2036	1,216,421
3,883,851	Countrywide Alternative Loan Trust, Series 2006-32CB-A2 (-1 x 1 Month LIBOR USD + 5.33%, 5.33% Cap)	5.23	% (d)(f)	11/25/2036	655,034
7,965,668	Countrywide Alternative Loan Trust, Series 2006-36T2-2A1	6.25%		12/25/2036	4,938,701
918,980	Countrywide Alternative Loan Trust, Series 2006-39CB-1A10	6.00%		01/25/2037	923,074
13,661,892	Countrywide Alternative Loan Trust, Series 2006-39CB-2A2 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.45	% (d)(f)	01/25/2037	2,501,797
4,652,519	Countrywide Alternative Loan Trust, Series 2006-39CB-2A4 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.55%		01/25/2037	353,392
1,454,751	Countrywide Alternative Loan Trust, Series 2006-40T1-1A11	6.00%		01/25/2037	1,277,606
2,476,034	Countrywide Alternative Loan Trust, Series 2006-40T1-1A4 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	5.35	% (d)(f)	01/25/2037	360,125
3,122,836	Countrywide Alternative Loan Trust, Series 2006-41CB-1A10	6.00%		01/25/2037	2,364,306
3,288,414	Countrywide Alternative Loan Trust, Series 2006-41CB-1A9	6.00%		01/25/2037	2,489,665
3,317,372	Countrywide Alternative Loan Trust, Series 2006-45T1-1A4 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.70%		02/25/2037	864,403
3,317,372	Countrywide Alternative Loan Trust, Series 2006-45T1-1A5 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.30	% (d)(f)	02/25/2037	777,778
758,375	Countrywide Alternative Loan Trust, Series 2006-6CB-1A4	5.50%		05/25/2036	733,589
2,243,540	Countrywide Alternative Loan Trust, Series 2006-J1-1A10	5.50%		02/25/2036	2,015,205
4,552,056	Countrywide Alternative Loan Trust, Series 2006-J1-1A3	5.50%		02/25/2036	4,088,773
961,405	Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	775,863
638,841	Countrywide Alternative Loan Trust, Series 2007-11T1-A24 (-6 x 1 Month LIBOR USD + 39.90%, 39.90% Cap)	39.29	% (f)	05/25/2037	1,117,909
10,173,428	Countrywide Alternative Loan Trust, Series 2007-15CB-A1	6.00%		07/25/2037	8,552,854
8,211,197	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.55%		08/25/2037	2,943,639
2,377,757	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2 (-8 x 1 Month LIBOR USD + 54.58%, 54.58% Cap)	53.73	% (f)	08/25/2037	5,369,731
3,167,085	Countrywide Alternative Loan Trust, Series 2007-16CB-4A7	6.00%		08/25/2037	3,002,089
5,426,955	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x 1 Month LIBOR USD + 29.90%, 29.90% Cap)	29.43	% (f)	08/25/2037	7,695,228

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
818,895	Countrywide Alternative Loan Trust, Series 2007-18CB-2A25	6.00%		08/25/2037	642,474
638,849	Countrywide Alternative Loan Trust, Series 2007-19-1A10 (-6 x 1 Month LIBOR USD + 39.00%, 39.00% Cap)	38.39	% (f)	08/25/2037	1,294,774
9,389,709	Countrywide Alternative Loan Trust, Series 2007-19-1A4	6.00%		08/25/2037	6,621,473
28,202,722	Countrywide Alternative Loan Trust, Series 2007-19-2A1	6.50%		08/25/2037	16,960,626
2,948,095	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	27.99	% (f)	09/25/2037	3,148,683
18,780,481	Countrywide Alternative Loan Trust, Series 2007-22-2A16	6.50%		09/25/2037	10,608,408
7,505,347	Countrywide Alternative Loan Trust, Series 2007-23CB-A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	0.60%		09/25/2037	3,600,517
10,651,644	Countrywide Alternative Loan Trust, Series 2007-23CB-A4 (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.40	% (d)(f)	09/25/2037	3,357,177
15,336,219	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	2,246,198
4,029,698	Countrywide Alternative Loan Trust, Series 2007-5CB-1A18 (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.55	% (d)(f)	04/25/2037	1,110,067
4,029,698	Countrywide Alternative Loan Trust, Series 2007-5CB-1A23 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.00% Cap)	0.65%		04/25/2037	1,933,570
5,606,548	Countrywide Alternative Loan Trust, Series 2007-6-A4	5.75%		04/25/2047	4,564,878
266,614	Countrywide Alternative Loan Trust, Series 2007-8CB-A12 (-6 x 1 Month LIBOR USD + 40.20%, 40.20% Cap)	39.59	% (f)	05/25/2037	450,678
284,607	Countrywide Alternative Loan Trust, Series 2007-8CB-A8 (-6 x 1 Month LIBOR USD + 40.08%, 40.08% Cap)	39.47	% (f)	05/25/2037	479,717
436,820	Countrywide Alternative Loan Trust, Series 2007-9T1-1A4 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	0.60%		05/25/2037	161,774
436,820	Countrywide Alternative Loan Trust, Series 2007-9T1-1A5 (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	5.40	% (d)(f)	05/25/2037	91,973
1,459,282	Countrywide Alternative Loan Trust, Series 2007-9T1-2A1	6.00%		05/25/2037	951,540
25,629,158	Countrywide Alternative Loan Trust, Series 2007-HY2-1A	2.81	% (b)	03/25/2047	25,660,595
5,537,848	Countrywide Asset Backed Certificates, Series 2005-4-AF5B	5.65	% (k)	10/25/2035	5,615,116
24,942,772	Countrywide Asset Backed Certificates, Series 2006-25-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.24%		06/25/2047	24,177,241
6,807,331	Countrywide Asset Backed Certificates, Series 2006-26-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.24%		06/25/2037	6,513,833
13,520,817	Countrywide Asset Backed Certificates, Series 2007-BC1-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.24%		05/25/2037	12,828,546
21,914,567	Countrywide Asset-Backed Certificates, Series 2007-4-A5	4.63	% (k)	04/25/2047	20,007,719
531,263	Countrywide Home Loans, Series 2003-60-4A1	2.29	% (b)	02/25/2034	559,224
1,211,490	Countrywide Home Loans, Series 2004-R2-1AF1 (1 Month LIBOR USD + 0.42%, 0.42% Floor, 9.50% Cap)	0.52	% (a)	11/25/2034	1,131,908
1,178,777	Countrywide Home Loans, Series 2004-R2-1AS	6.03	% (a)(b)(d)	11/25/2034	80,208
2,568,631	Countrywide Home Loans, Series 2005-20-A5	5.50%		10/25/2035	2,118,841
1,900,548	Countrywide Home Loans, Series 2005-20-A8	5.25%		10/25/2035	1,589,188
7,373,131	Countrywide Home Loans, Series 2005-23-A1	5.50%		11/25/2035	5,515,036
1,567,897	Countrywide Home Loans, Series 2005-24-A8	5.50%		11/25/2035	1,154,687
527,608	Countrywide Home Loans, Series 2005-27-2A1	5.50%		12/25/2035	327,833
1,081,215	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2022	821,817
9,789,546	Countrywide Home Loans, Series 2005-HYB1-4A1	2.56	% (b)	03/25/2035	9,945,936
661,941	Countrywide Home Loans, Series 2005-HYB8-1A1	2.73	% (b)	12/20/2035	632,940
981,239	Countrywide Home Loans, Series 2005-J3-2A4	4.50%		09/25/2035	965,334
846,740	Countrywide Home Loans, Series 2005-J4-A5	5.50%		11/25/2035	813,654

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
372,479	Countrywide Home Loans, Series 2005-R1-1AF1 (1 Month LIBOR USD + 0.36%, 0.36% Floor, 9.50% Cap)	0.46	% (a)	03/25/2035	357,593
369,808	Countrywide Home Loans, Series 2005-R1-1AS	6.02	% (a)(b)(d)	03/25/2035	52,348
3,707,070	Countrywide Home Loans, Series 2006-16-2A1	6.50%		11/25/2036	2,155,471
7,241,693	Countrywide Home Loans, Series 2006-1-A2	6.00%		03/25/2036	5,292,694
1,449,516	Countrywide Home Loans, Series 2006-20-1A21	6.00%		02/25/2037	1,002,838
391,670	Countrywide Home Loans, Series 2006-J3-A4	5.50%		05/25/2036	402,049
4,316,919	Countrywide Home Loans, Series 2007-10-A7	6.00%		07/25/2037	3,024,599
14,902,588	Countrywide Home Loans, Series 2007-11-A1	6.00%		08/25/2037	9,906,814
7,525,533	Countrywide Home Loans, Series 2007-12-A9	5.75%		08/25/2037	5,645,708
3,090,570	Countrywide Home Loans, Series 2007-13-A1	6.00%		08/25/2037	2,146,416
5,064,068	Countrywide Home Loans, Series 2007-13-A10	6.00%		08/25/2037	3,517,021
4,232,428	Countrywide Home Loans, Series 2007-15-1A1	6.25%		09/25/2037	3,448,472
591,174	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	481,673
2,079,763	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	1,694,379
3,432,399	Countrywide Home Loans, Series 2007-17-1A2	6.00%		10/25/2037	3,125,733
550,415	Countrywide Home Loans, Series 2007-18-1A1	6.00%		11/25/2037	405,877
3,986,311	Countrywide Home Loans, Series 2007-3-A1	6.00%		04/25/2037	2,743,278
1,535,269	Countrywide Home Loans, Series 2007-3-A12	6.00%		04/25/2037	1,056,533
3,412,274	Countrywide Home Loans, Series 2007-4-1A39	6.00%		05/25/2037	2,160,406
1,348,565	Countrywide Home Loans, Series 2007-5-A2	5.75%		05/25/2037	976,477
4,758,888	Countrywide Home Loans, Series 2007-7-A1	6.00%		06/25/2037	3,394,994
1,426,552	Countrywide Home Loans, Series 2007-7-A2	5.75%		06/25/2037	990,873
4,682,550	Countrywide Home Loans, Series 2007-8-1A4	6.00%		01/25/2038	3,099,777
2,457,385	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	1,531,814
5,705,531	Countrywide Home Loans, Series 2007-8-1A9 (1 Month LIBOR USD + 6.00%, 4.00% Floor, 6.00% Cap)	6.00%		01/25/2038	3,772,599
789,077	Countrywide Home Loans, Series 2007-9-A11	5.75%		07/25/2037	561,237
4,813,998	Countrywide Home Loans, Series 2007-HY1-1A1	2.80	% (b)	04/25/2037	4,705,511
16,174,819	Countrywide Home Loans, Series 2007-J1-2A1	6.00%		02/25/2037	8,713,191
409,119	Countrywide Home Loans, Series 2007-J3-A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	0.60%		07/25/2037	139,896
2,045,594	Countrywide Home Loans, Series 2007-J3-A2 (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	5.40	% (d)(f)	07/25/2037	500,391
4,082,980	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-3-A4B	6.61	% (k)	11/25/2036	999,255
2,437,420	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-4-A6A	6.18	% (k)	12/25/2036	779,602
8,882,382	Credit Suisse First Boston Mortgage Backed Trust, Series 2007-1-1A1A	5.90	% (b)	05/25/2037	3,149,741
2,269,168	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A4	5.50%		11/25/2035	2,078,240
477,918	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	437,519
4,837,863	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-2A1	6.00%		12/25/2035	4,399,469
6,453,480	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	6,539,400
9,616,058	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-7A1	7.00%		01/25/2036	2,004,606

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,033,769	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-3A10	5.50%		09/25/2035	3,048,548
3,729,052	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-7A1	7.00%		09/25/2035	2,421,814
1,007,950	Credit Suisse Mortgage Capital Certificates, Series 2005-1R-2A5	5.75	% (a)	12/26/2035	832,811
12,329,814	Credit Suisse Mortgage Capital Certificates, Series 2006-1-2A1	6.00%		02/25/2036	6,185,441
2,490,758	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 6.00% Cap)	0.80%		03/25/2036	788,915
13,922,194	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A2 (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	5.20	% (d)(f)	03/25/2036	2,861,597
2,899,974	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A3	6.25%		03/25/2036	1,832,219
7,848,489	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A4	6.00%		03/25/2036	4,800,213
1,380,948	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A3	5.50%		04/25/2036	1,193,574
834,819	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A4	5.50%		04/25/2036	722,686
2,691,801	Credit Suisse Mortgage Capital Certificates, Series 2006-4-1A8 (1 Month LIBOR USD + 1.00%, 6.00% Floor, 6.00% Cap)	6.00%		05/25/2036	2,099,608
20,280,666	Credit Suisse Mortgage Capital Certificates, Series 2006-4-4A1	7.00%		05/25/2036	6,707,210
7,662,618	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A4	6.00%		07/25/2036	5,425,706
10,176,971	Credit Suisse Mortgage Capital Certificates, Series 2006-6-3A1	7.00%		07/25/2036	2,147,337
119,746	Credit Suisse Mortgage Capital Certificates, Series 2006-7-3A11	6.00%		08/25/2036	67,600
1,891,561	Credit Suisse Mortgage Capital Certificates, Series 2006-7-7A5	6.00%		08/25/2036	1,829,280
3,100,341	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	2,945,898
12,338,109	Credit Suisse Mortgage Capital Certificates, Series 2006-9-3A1	6.00%		11/25/2036	11,539,918
3,938,897	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	3,174,341
1,798,698	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	1,841,487
292,240	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A15 (-6 x 1 Month LIBOR USD + 39.90%, 39.90% Cap)	39.35	% (f)	11/25/2036	556,558
8,948,367	Credit Suisse Mortgage Capital Certificates, Series 2007-1-1A4	6.13	% (b)	02/25/2037	3,048,447
3,423,173	Credit Suisse Mortgage Capital Certificates, Series 2007-1-5A14	6.00%		02/25/2037	2,982,966
5,707,893	Credit Suisse Mortgage Capital Certificates, Series 2007-3-2A10	6.00%		04/25/2037	3,248,198
2,988,590	Credit Suisse Mortgage Capital Certificates, Series 2007-5-2A5	5.00%		08/25/2037	2,827,352
29,387,085	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A19	6.00%		08/25/2037	26,413,344
12,985,754	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A9	6.00%		08/25/2037	11,606,753
3,743,464	Credit Suisse Mortgage Capital Certificates, Series 2008-2R-1A1	6.00	% (a)(c)	07/25/2037	3,232,394
8,312,259	Credit Suisse Mortgage Capital Certificates, Series 2009-11R-4A1	7.00	% (a)(b)	09/26/2037	3,438,999
161,107	Credit Suisse Mortgage Capital Certificates, Series 2009-1R-4A2	2.81	% (a)(b)(c)	07/20/2035	152,104
1,938,040	Credit Suisse Mortgage Capital Certificates, Series 2010-13R-1A2	5.50	% (a)(b)	12/26/2035	1,853,748
32,240,437	Credit Suisse Mortgage Capital Certificates, Series 2010-17R-6A1	2.88	% (a)(b)	06/26/2037	32,318,688
4,530,858	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-8A17	6.00	% (a)(b)	06/26/2037	4,442,899
8,151,365	Credit Suisse Mortgage Capital Certificates, Series 2012-10R-4A2	2.87	% (a)(b)	08/26/2046	6,672,662
11,619,310	Credit Suisse Mortgage Capital Certificates, Series 2013-9R-A1	3.00	% (a)(b)(c)	05/27/2043	11,681,098
3,107,772	Credit Suisse Mortgage Capital Certificates, Series 2020-BPL1-A2	8.40	% (a)(l)	02/25/2024	3,105,860
26,093,458	Credit Suisse Mortgage Capital Certificates, Series 2021-JR1-A1	2.47	% (a)(b)	09/27/2066	25,994,945
34,683,119	Credit Suisse Mortgage Capital Certificates, Series 2021-RPL9-A1	2.44	% (a)(b)	02/25/2061	34,715,548
9,753,852	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4-AV3 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.40%		05/25/2036	7,928,140
7,664,609	CSMC Mortgage-Backed Trust, Series 2006-4-6A1	6.00%		05/25/2036	4,370,828
5,453,663	CSMC Mortgage-Backed Trust, Series 2007-1-3A1	6.00%		02/25/2022	1,315,419

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
35,856	CSMC Mortgage-Backed Trust, Series 2007-2-2A1	5.00%		03/25/2037	33,656
9,296,715	CSMC Mortgage-Backed Trust, Series 2019-RPL6-CERT	4.10	% (a)(b)	11/25/2058	9,118,289
218,285,620	CSMC Mortgage-Backed Trust, Series 2019-RPL6-PT1	3.66	% (a)(b)	11/25/2058	217,371,287
6,225,825	CSMC Mortgage-Backed Trust, Series 2021-NQM5-M1	2.17	% (a)(b)	05/25/2066	6,102,625
3,180,040	CSMC Mortgage-Backed Trust, Series 2021-NQM6-B1	3.29	% (a)(b)	07/25/2066	3,127,372
7,445,317	CSMC Mortgage-Backed Trust, Series 2021-NQM6-M1	2.58	% (a)(b)	07/25/2066	7,332,334
6,356,119	CSMC Trust, Series 2009-12R-5A1	6.00	% (a)	06/27/2036	5,184,014
9,176,896	CSMC Trust, Series 2010-4R-3A17	6.00	% (a)(b)	06/26/2037	8,998,743
9,786,306	CSMC Trust, Series 2010-7R-1A17	6.00	% (a)(b)	01/26/2037	7,443,765
4,227,000	CSMC Trust, Series 2020-AFC1-B1	3.45	% (a)(b)	02/25/2050	4,299,317
10,703,351	CSMC Trust, Series 2020-RPL1-CERT	3.23	% (a)(b)(c)	01/25/2046	10,398,407
204,735,658	CSMC Trust, Series 2020-RPL1-PT1	3.39	% (a)(b)	10/25/2069	203,486,156
25,610,943	CSMC Trust, Series 2021-JR2-A1	2.22	% (a)(b)	11/25/2061	25,465,796
7,469,850	CSMC Trust, Series 2021-NQM1-B1	2.83	% (a)(b)	05/25/2065	7,406,264
80,150,736	CSMCM Trust, Series 2017-RPL2-CERT	0.01	% (a)(b)	02/25/2056	76,283,134
17,544,000	CWABS Asset-Backed Certificates Trust, Series 2005-11-MF1	5.35	% (b)	02/25/2036	17,925,105
9,131,201	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-4-A5	5.50	% (b)	09/25/2035	9,004,864
368,031	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-1A6 (-7 x 1 Month LIBOR USD + 35.93%, 35.93% Cap)	35.19	% (f)	11/25/2035	589,066
589,880	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 5.50% Cap)	0.30%		11/25/2035	282,638
1,780,321	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A2 (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	5.20	% (d)(f)	11/25/2035	179,574
14,861,268	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-2-2A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.40%		09/25/2047	14,523,758
18,115,251	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA3-A2 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	0.35%		07/25/2047	16,836,093
10,584,479	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5-A1B (1 Month LIBOR USD + 0.22%, 0.22% Floor)	0.32%		08/25/2047	10,104,375
3,872,087	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1-A1C	5.67	% (b)	02/25/2036	3,962,730
526,505	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2-A2	4.94	% (b)	06/25/2036	523,928
12,504,123	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A2	5.65	% (b)	10/25/2036	12,595,818
890,768	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3	5.90	% (b)	10/25/2036	897,127
1,302,203	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3A1	5.90	% (b)	10/25/2036	1,309,250
2,577,739	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A6A1	6.37	% (k)	10/25/2036	2,587,978
4,671,917	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-3A2 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap)	0.49	% (a)(c)	10/27/2036	4,302,085
4,954,669	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	11.97	% (a)(f)	04/15/2036	5,135,935
2,547,110	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI1 (-1 x 1 Month LIBOR USD + 12.11%, 12.11% Cap)	11.96	% (a)(f)	04/15/2036	2,696,029
4,150,006	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2 (-2 x 1 Month LIBOR USD + 14.60%, 14.61% Cap)	14.40	% (a)(f)	04/15/2036	4,470,729

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
385,297	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI1 (-3 x 1 Month LIBOR USD + 19.35%, 19.35% Cap)	19.02	% (a)(f)	04/15/2036	479,831
3,377,543	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI3 (-1 x 1 Month LIBOR USD + 12.57%, 12.57% Cap)	12.42	% (a)(f)	04/15/2036	3,624,755
55,944,322	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	11.97	% (a)(f)	04/15/2036	59,571,741
5,953,811	Deutsche Securities, Inc., Series 2005-6-2A1	5.50%		12/25/2035	5,917,772
895,443	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01	% (b)	10/25/2036	901,762
24,664,155	Eagle Ltd., Series 2019-1-M1B (1 Month LIBOR USD + 1.80%)	1.90	% (a)	04/25/2029	24,672,580
12,659,306	Equifirst Loan Securitization Trust, Series 2007-1-A2B (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.29%		04/25/2037	12,306,688
22,750,000	FBR Securitization Trust, Series 2005-2-M4 (1 Month LIBOR USD + 0.93%, 0.93% Floor, 14.00% Cap)	1.03%		09/25/2035	22,240,566
5,500,000	FBR Securitization Trust, Series 2005-5-M3 (1 Month LIBOR USD + 0.74%, 0.74% Floor, 14.00% Cap)	0.84%		11/25/2035	5,351,640
3,808,705	Fieldstone Mortgage Investment Trust, Series 2007-1-2A2 (1 Month LIBOR USD + 0.27%, 0.27% Floor, 12.25% Cap)	0.36%		04/25/2047	3,313,199
32,342,251	Figure Line of Credit Trust, Series 2020-1-A	4.04	% (a)(b)	09/25/2049	32,170,216
7,484,540	First Franklin Mortgage Loan Trust, Series 2006-FF8-M1 (1 Month LIBOR USD + 0.38%, 0.38% Floor)	0.48%		07/25/2036	7,735,562
4,000,000	First Franklin Mortgage Loan Trust, Series 2006-FF9-2A4 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	0.60%		06/25/2036	3,863,794
20,361,228	First Franklin Mortgage Loan Trust, Series 2007-FF2-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.24%		03/25/2037	13,915,405
23,932,559	First Franklin Mortgage Loan Trust, Series 2007-FF2-A2C (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.25%		03/25/2037	14,889,582
3,895,687	First Horizon Alternative Mortgage Securities Trust, Series 2005-AA4-1A1	2.58	% (b)	05/25/2035	2,735,922
4,089,273	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-1A4	5.50%		11/25/2035	2,840,751
273,745	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-2A1	5.00%		01/25/2022	274,899
1,609,584	First Horizon Alternative Mortgage Securities Trust, Series 2006-AA3-A1	2.52	% (b)	06/25/2036	1,458,373
2,107,686	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1-1A12	6.00%		04/25/2036	1,398,550
7,072,598	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1-1A3	5.75%		04/25/2036	4,556,726
1,413,290	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2-1A5	6.00%		05/25/2036	884,033
2,065,185	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8-1A5	6.00%		02/25/2037	1,227,806
3,526,759	First Horizon Alternative Mortgage Securities Trust, Series 2006-RE1-A1	5.50	% (b)	05/25/2035	2,880,156
11,199,766	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A3	6.00%		06/25/2037	6,148,431
576,285	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A4	6.00%		06/25/2037	316,368
691,886	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A13	6.25%		08/25/2037	434,706
2,135,904	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A4	6.25%		08/25/2037	1,341,971

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,214,391	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A5	6.25%		08/25/2037	762,992
1,002,331	First Horizon Mortgage Pass-Through Trust, Series 2006-1-1A2	6.00%		05/25/2036	665,339
1,741,008	First Horizon Mortgage Pass-Through Trust, Series 2007-4-1A1	6.00%		08/25/2037	1,063,876
9,000,000	FirstKey Homes Trust, Series 2020-SFR1-E	2.79	% (a)	08/17/2037	9,009,716
18,000,000	FirstKey Homes Trust, Series 2020-SFR2-D	1.97	% (a)	10/19/2037	17,553,506
26,225,000	FirstKey Homes Trust, Series 2020-SFR2-E	2.67	% (a)	10/19/2037	26,148,434
16,250,000	FirstKey Homes Trust, Series 2021-SFR1-E1	2.39	% (a)	08/17/2038	15,903,812
11,500,000	FirstKey Homes Trust, Series 2021-SFR1-E2	2.49	% (a)	08/17/2038	11,289,872
8,000,000	FirstKey Homes Trust, Series 2021-SFR2-D	2.06	% (a)	09/17/2038	7,790,418
8,000,000	FirstKey Homes Trust, Series 2021-SFR2-E1	2.26	% (a)	09/17/2038	7,805,990
8,000,000	FirstKey Homes Trust, Series 2021-SFR2-E2	2.36	% (a)	09/17/2038	7,796,820
34,891,000	FirstKey Homes Trust, Series 2021-SFR3-B	2.44	% (a)	12/17/2038	34,670,967
29,584,000	FirstKey Homes Trust, Series 2021-SFR3-C	2.54	% (a)	12/17/2038	29,334,228
22,626,000	FirstKey Homes Trust, Series 2021-SFR3-D	2.79	% (a)	12/17/2038	22,491,930
45,314,000	FirstKey Homes Trust, Series 2021-SFR3-E1	2.99	% (a)	12/17/2038	44,955,208
25,293,000	FirstKey Homes Trust, Series 2021-SFR3-E2	3.08	% (a)	12/17/2038	25,094,614
10,174,000	FirstKey Homes Trust, Series 2021-SFR3-F1	3.58	% (a)	12/17/2038	10,079,759
62,350,000	FMC GMSR Issuer Trust, Series 2020-GT1-A	4.45	% (a)(b)	01/25/2026	62,604,862
72,500,000	FMC GMSR Issuer Trust, Series 2021-GT1-A	3.62	% (a)(b)	07/25/2026	72,066,001
64,820,000	FMC GMSR Issuer Trust, Series 2021-GT2-A	3.85	% (a)(b)	10/25/2026	64,452,866
132,302,027	Fremont Home Loan Trust, Series 2006-D-1A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.24%		11/25/2036	93,017,136
7,750,000	FRTKL, Series 2021-SFR1-E1	2.37	% (a)	09/17/2038	7,571,011
6,650,000	FRTKL, Series 2021-SFR1-E2	2.52	% (a)	09/17/2038	6,497,625
2,751,000	GCAT LLC, Series 2019-NQM3-M1	3.45	% (a)(b)	11/25/2059	2,758,167
7,096,000	GCAT LLC, Series 2021-NQM2-M1	2.54	% (a)(b)	05/25/2066	7,048,735
8,405,000	GCAT LLC, Series 2021-NQM6-B1	4.42	% (a)(b)	08/25/2066	8,424,694
45,981,882	GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2-A2D (1 Month LIBOR USD + 0.64%, 0.64% Floor)	0.74%		12/25/2035	46,029,988
34,990,646	GE-WMC Mortgage Securities Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.40%		08/25/2036	20,806,659
2,380,833	GMACM Mortgage Loan Trust, Series 2005-AR5-3A1	3.41	% (b)	09/19/2035	2,250,555
23,704,736	GreenPoint Mortgage Funding Trust, Series 2005-AR3-2A1 (1 Month LIBOR USD + 0.52%, 0.52% Floor, 10.50% Cap)	0.62%		08/25/2045	14,248,865
21,217,070	GreenPoint Mortgage Funding Trust, Series 2007-AR2-1A3 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	0.34%		04/25/2047	20,439,549
934,064	GS Mortgage Securities Corporation, Series 2008-2R-1A1	7.78	% (a)(b)(c)	09/25/2036	448,490
144,381,744	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-A1	1.75	% (a)(b)	05/25/2060	145,074,632
12,540,000	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-M1	2.25	% (a)(b)	05/25/2060	12,596,493
10,237,000	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-M2	2.75	% (a)(b)	05/25/2060	10,281,081
9,341,000	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-M3	3.00	% (a)(b)	05/25/2060	9,191,404
31,847,305	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-PT4	5.52	% (a)(h)	05/25/2060	34,720,696
127,797	GSAA Home Equity Trust, Series 2005-12-AF3	5.07	% (b)	09/25/2035	106,919
8,267,893	GSAA Home Equity Trust, Series 2006-10-AF3	5.98	% (b)	06/25/2036	3,109,180
5,917,472	GSAA Home Equity Trust, Series 2006-10-AF4	6.80%		06/25/2036	2,221,283
11,341,810	GSAA Home Equity Trust, Series 2006-15-AF4	6.46%		09/25/2036	4,346,348
1,817,322	GSAA Home Equity Trust, Series 2006-18-AF3A	5.77	% (b)	11/25/2036	781,209

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,173,025	GSAA Home Equity Trust, Series 2006-18-AF6	6.18%		11/25/2036	1,525,874
7,776,381	GSAA Home Equity Trust, Series 2006-19-A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.28%		12/25/2036	2,788,932
4,076,197	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	3,194,547
2,523,960	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	1,530,554
5,751,438	GSAA Home Equity Trust, Series 2007-7-A5 (1 Month LIBOR USD + 0.56%, 0.56% Floor)	0.66%		07/25/2037	3,501,695
18,999,465	GSAMP Trust, Series 2006-HE6-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.25%		08/25/2036	17,150,475
7,634,469	GSAMP Trust, Series 2007-H1-A2B (1 Month LIBOR USD + 0.20%, 0.20% Floor)	0.30%		01/25/2047	5,167,744
7,991,387	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AF (1 Month LIBOR USD + 0.35%, 0.35% Floor)	0.45	% (a)	03/25/2035	7,590,911
7,991,387	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AS	4.36	% (a)(b)(d)	03/25/2035	835,611
4,971,374	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AF (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap)	0.45	% (a)	09/25/2035	4,308,738
4,971,374	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AS	4.16	% (a)(b)(d)	09/25/2035	515,086
19,284,109	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AF1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.15% Cap)	0.45	% (a)	01/25/2036	16,224,386
19,284,109	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AS	4.10	% (a)(b)(d)	01/25/2036	1,724,102
19,843,915	GSMSC Resecuritization Trust, Series 2014-3R-2B (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.27	% (a)	09/26/2036	13,074,366
870,466	GSR Mortgage Loan Trust, Series 2005-1F-1A2	5.50%		02/25/2035	887,145
1,988,880	GSR Mortgage Loan Trust, Series 2005-1F-3A3	6.00%		01/25/2035	1,977,599
280,139	GSR Mortgage Loan Trust, Series 2005-6F-3A5	6.00%		07/25/2035	298,900
2,907,460	GSR Mortgage Loan Trust, Series 2005-6F-3A9 (-1 x 1 Month LIBOR USD + 6.90%, 6.90% Cap)	6.80	% (d)(f)	07/25/2035	287,986
268,235	GSR Mortgage Loan Trust, Series 2005-6F-4A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	0.60%		07/25/2035	256,529
137,984	GSR Mortgage Loan Trust, Series 2005-7F-3A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	0.60%		09/25/2035	134,504
7,318,760	GSR Mortgage Loan Trust, Series 2005-8F-3A5	6.00%		11/25/2035	4,231,435
1,734,644	GSR Mortgage Loan Trust, Series 2005-8F-4A1	6.00%		11/25/2035	1,072,256
286,330	GSR Mortgage Loan Trust, Series 2006-1F-1A2	5.50%		02/25/2036	432,534
442,144	GSR Mortgage Loan Trust, Series 2006-2F-2A3	5.75%		02/25/2036	452,892
1,688,980	GSR Mortgage Loan Trust, Series 2006-2F-3A3	6.00%		02/25/2036	1,116,887
2,028,458	GSR Mortgage Loan Trust, Series 2006-2F-3A6	6.00%		02/25/2036	1,341,381
18,366,368	GSR Mortgage Loan Trust, Series 2006-5F-3A1	6.50%		06/25/2036	12,588,397
4,996,689	GSR Mortgage Loan Trust, Series 2006-6F-2A3	6.00%		07/25/2036	3,814,875
4,033,580	GSR Mortgage Loan Trust, Series 2006-7F-3A4	6.25%		08/25/2036	2,000,023
11,138,417	GSR Mortgage Loan Trust, Series 2006-9F-4A1	6.50%		10/25/2036	7,427,870
30,205,124	GSR Mortgage Loan Trust, Series 2006-OA1-3A1 (11th District Cost of Funds Index + 1.50%, 1.50% Floor)	1.73%		08/25/2046	12,580,169
362,359	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	606,861
724,243	GSR Mortgage Loan Trust, Series 2007-4F-1A1	5.00%		07/25/2037	1,035,057
13,063,811	GSR Mortgage Loan Trust, Series 2007-4F-3A11	6.00%		07/25/2037	11,055,292
47,285,549	GSR Mortgage Loan Trust, Series 2007-OA1-1A1 (1 Month LIBOR USD + 0.23%, 0.23% Floor)	0.33%		05/25/2037	31,721,420
524,333	HarborView Mortgage Loan Trust, Series 2005-14-3A1A	2.44	% (b)	12/19/2035	508,527

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,638,330	HarborView Mortgage Loan Trust, Series 2005-2-1A (1 Month LIBOR USD + 0.52%, 0.52% Floor)	0.62%		05/19/2035	2,448,974
23,671,182	HarborView Mortgage Loan Trust, Series 2005-8-1A1A (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.00% Cap)	0.72%		09/19/2035	14,466,920
45,612,212	HarborView Mortgage Loan Trust, Series 2005-8-2A1A (12 Month US Treasury Average + 1.55%, 1.55% Floor)	1.63%		09/19/2035	27,751,081
4,678,416	HarborView Mortgage Loan Trust, Series 2006-10-2A1A (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.28%		11/19/2036	4,613,145
7,553,638	HarborView Mortgage Loan Trust, Series 2006-11-A1A (1 Month LIBOR USD + 0.34%, 0.34% Floor)	0.44%		12/19/2036	7,086,243
37,280,188	HarborView Mortgage Loan Trust, Series 2006-14-1A1A (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.28%		01/25/2047	37,405,621
6,196,649	HarborView Mortgage Loan Trust, Series 2006-4-1A2A (1 Month LIBOR USD + 0.38%, 0.38% Floor)	0.48%		05/19/2046	3,590,969
66,213,731	HarborView Mortgage Loan Trust, Series 2006-8-1A1 (1 Month LIBOR USD + 0.40%)	0.30%		07/21/2036	39,957,113
9,506,582	HarborView Mortgage Loan Trust, Series 2006-BU1-1A1A (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap)	0.52%		02/19/2046	8,858,490
16,646,079	HarborView Mortgage Loan Trust, Series 2007-7-1A1 (1 Month LIBOR USD + 1.00%, 10.50% Cap)	1.10%		10/25/2037	16,221,218
6,620,894	HMIR, Series 2019-1-M1 (1 Month LIBOR USD + 1.65%)	1.75	% (a)	05/25/2029	6,622,585
587,043	Home Equity Asset Trust, Series 2003-3-M1 (1 Month LIBOR USD + 1.29%, 1.29% Floor)	1.39%		08/25/2033	588,255
696,315	Home Equity Asset Trust, Series 2004-7-M2 (1 Month LIBOR USD + 0.99%, 0.99% Floor)	1.09%		01/25/2035	697,451
12,182,000	Home Equity Mortgage Loan Asset Backed Trust, Series 2006-B-2A4 (1 Month LIBOR USD + 0.56%, 0.56% Floor)	0.66%		06/25/2036	11,593,770
8,528,139	Home Equity Mortgage Loan Asset Backed Trust, Series 2006-D-2A4 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	0.34%		11/25/2036	7,462,601
8,648,380	Home Equity Mortgage Loan Asset Backed Trust, Series 2007-B-1A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.29%		07/25/2037	4,663,218
8,648,380	Home Equity Mortgage Loan Asset Backed Trust, Series 2007-B-1A2 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.29%		07/25/2037	4,663,218
3,749,642	Home Partners of America Trust, Series 2019-2-C	3.02	% (a)	10/19/2039	3,710,843
3,988,980	Home Partners of America Trust, Series 2019-2-D	3.12	% (a)	10/19/2039	3,878,275
7,508,669	Home Partners of America Trust, Series 2019-2-E	3.32	% (a)	10/19/2039	7,340,318
558,332	HomeBanc Mortgage Trust, Series 2005-1-M2 (1 Month LIBOR USD + 0.74%, 0.74% Floor, 11.50% Cap)	0.84%		03/25/2035	502,436
10,350,000	HomeBanc Mortgage Trust, Series 2005-3-M5 (1 Month LIBOR USD + 1.85%, 1.85% Floor, 11.50% Cap)	1.95%		07/25/2035	10,287,162
3,483,000	Homeward Opportunities Fund Trust, Series 2018-2-B2	5.86	% (a)(b)	11/25/2058	3,530,330
15,828,000	Homeward Opportunities Fund Trust, Series 2019-3-B2	5.75	% (a)(b)	11/25/2059	16,272,295
13,161,000	Homeward Opportunities Fund Trust, Series 2020-1-B1	5.74	% (a)(b)	11/25/2059	13,341,786
13,276,000	Homeward Opportunities Fund Trust, Series 2020-1-B2	5.91	% (a)(b)	11/25/2059	13,545,494
28,994,000	Homeward Opportunities Fund Trust, Series 2020-2-B2	5.51	% (a)(b)	05/25/2065	30,023,223
65,217,791	Homeward Opportunities Fund Trust, Series 2020-BPL1-A1	3.23	% (a)(l)	08/25/2025	66,164,603
19,713,568	HSI Asset Loan Obligation Trust, Series 2007-2-3A6	6.00%		09/25/2037	9,455,124
402,804	HSI Asset Loan Obligation Trust, Series 2007-AR1-3A1	2.38	% (b)	01/25/2037	356,227
14,804,829	HSI Asset Loan Obligation Trust, Series 2007-WF1-A3	4.72	% (k)	12/25/2036	6,709,988
29,737,986	HSI Asset Securitization Corporation, Series 2006-HE1-1A1 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	0.38%		10/25/2036	12,623,418

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
15,868,337	HSI Asset Securitization Corporation, Series 2007-NC1-A2 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.24%		04/25/2037	12,653,234
68,794,328	HSI Asset Securitization Corporation, Series 2007-NC1-A3 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.28%		04/25/2037	55,033,316
2,326,582	Impac Secured Assets Trust, Series 2007-1-A2 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 11.50% Cap)	0.26%		03/25/2037	2,322,386
12,876,049	Impac Secured Assets Trust, Series 2007-3-A1B (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.50% Cap)	0.34%		09/25/2037	11,479,092
343,054	Impac Trust, Series 2002-9F-A1	5.22	% (k)	12/25/2032	351,844
30,000,000	Imperial Fund Mortgage Trust, Series 2021-NQM4-A1	2.09	% (a)(b)	01/25/2057	29,932,422
15,512,000	Imperial Fund Mortgage Trust, Series 2021-NQM4-A2	2.30	% (a)(b)	01/25/2057	15,477,013
11,822,000	Imperial Fund Mortgage Trust, Series 2021-NQM4-A3	2.45	% (a)(b)	01/25/2057	11,795,382
3,337,929	IndyMac IMJA Mortgage Loan Trust, Series 2007-A1-A1	6.00%		08/25/2037	1,890,585
2,443,625	IndyMac IMJA Mortgage Loan Trust, Series 2007-A1-A7	6.00%		08/25/2037	1,384,056
8,270,352	IndyMac IMJA Mortgage Loan Trust, Series 2007-A2-1A1	6.00%		10/25/2037	5,837,893
12,080,955	IndyMac IMJA Mortgage Loan Trust, Series 2007-A2-2A3	6.50%		10/25/2037	8,988,956
19,294,482	IndyMac IMJA Mortgage Loan Trust, Series 2007-A2-3A1	7.00%		10/25/2037	8,960,794
16,459,580	IndyMac IMJA Mortgage Loan Trust, Series 2007-A3-A1	6.25%		11/25/2037	10,098,285
12,500,473	IndyMac IMJA Mortgage Loan Trust, Series 2007-A4-A1	6.25%		02/25/2038	5,758,834
29,332,804	IndyMac IMSC Mortgage Loan Trust, Series 2007-F1-2A1	6.50%		06/25/2037	11,203,055
313,500	IndyMac IMSC Mortgage Loan Trust, Series 2007-F2-1A2	6.00%		07/25/2037	303,864
25,156,264	IndyMac IMSC Mortgage Loan Trust, Series 2007-F2-2A1	6.50%		07/25/2037	12,501,790
3,578,709	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1-A11 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	0.46%		07/25/2047	2,824,422
915,591	IndyMac INDA Mortgage Loan Trust, Series 2006-AR2-1A1	2.67	% (b)	09/25/2036	722,010
1,015,692	IndyMac INDA Mortgage Loan Trust, Series 2006-AR2-4A1	2.77	% (b)	09/25/2036	934,604
9,570,097	IndyMac INDA Mortgage Loan Trust, Series 2006-AR3-1A1	2.98	% (b)	12/25/2036	9,037,144
3,377,223	IndyMac INDA Mortgage Loan Trust, Series 2007-AR1-3A1	2.83	% (b)	03/25/2037	3,343,692
2,727,422	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3-3A1	2.67	% (b)	07/25/2037	2,735,387
6,404,661	IndyMac INDX Mortgage Loan Trust , Series 2005-AR15-A1	2.87	% (b)	09/25/2035	6,049,294
5,660,578	IndyMac INDX Mortgage Loan Trust , Series 2007-AR21-8A1	2.76	% (b)	09/25/2037	5,854,614
2,762,671	IndyMac INDX Mortgage Loan Trust, Series 2006-AR7-3A1	2.75	% (b)	05/25/2036	2,544,633
4,221,027	IndyMac INDX Mortgage Loan Trust, Series 2007-AR13-2A1	2.79	% (b)	07/25/2037	3,541,944
6,092,604	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	5,420,281
1,953,159	JP Morgan Alternative Loan Trust, Series 2005-S1-2A9	6.00%		12/25/2035	1,737,627
3,883,412	JP Morgan Alternative Loan Trust, Series 2006-A2-1A1 (1 Month LIBOR USD + 0.36%, 0.36% Floor, 11.50% Cap)	0.46%		05/25/2036	3,875,342
2,385,959	JP Morgan Alternative Loan Trust, Series 2006-S1-1A8	5.75%		03/25/2036	1,758,197
5,266,250	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.69	% (k)	05/25/2036	5,305,505
10,691,273	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	6.46%		12/25/2036	10,688,473
2,179,200	JP Morgan Mortgage Acquisition Corporation, Series 2005-WMC1-M4 (1 Month LIBOR USD + 0.90%, 0.90% Floor)	1.00%		09/25/2035	2,126,582
6,827,620	JP Morgan Mortgage Acquisition Trust, Series 2006-CH2-AF3	5.46	% (k)	09/25/2029	5,216,236
12,448,712	JP Morgan Mortgage Acquisition Trust, Series 2006-HE3-A1 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	0.38%		11/25/2036	11,811,157
24,227,030	JP Morgan Mortgage Acquisition Trust, Series 2006-RM1-A3 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	0.34%		08/25/2036	14,047,959
22,391,701	JP Morgan Mortgage Acquisition Trust, Series 2006-RM1-A4 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	0.46%		08/25/2036	13,150,893

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,207,740	JP Morgan Mortgage Acquisition Trust, Series 2006-WF1-A5	6.91	% (k)	07/25/2036	1,301,733
4,786,699	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC4-A1A (1 Month LIBOR USD + 0.13%, 0.13% Floor)	0.23%		12/25/2036	3,626,275
35,550,679	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC4-A1B (1 Month LIBOR USD + 0.23%, 0.23% Floor)	0.33%		12/25/2036	2,822,415
20,759,546	JP Morgan Mortgage Acquisition Trust, Series 2007-CH1-AF5	4.69	% (k)	11/25/2036	21,637,559
9,690,000	JP Morgan Mortgage Acquisition Trust, Series 2007-CH3-M2 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	0.42%		03/25/2037	9,335,676
381,759	JP Morgan Mortgage Trust, Series 2005-A6-5A1	2.49	% (b)	08/25/2035	376,019
4,393,707	JP Morgan Mortgage Trust, Series 2005-S1-1A2	6.50%		01/25/2035	4,795,972
441,128	JP Morgan Mortgage Trust, Series 2005-S2-2A13	5.50%		09/25/2035	427,230
1,051,785	JP Morgan Mortgage Trust, Series 2006-S2-3A3	6.00%		07/25/2036	592,843
3,398,077	JP Morgan Mortgage Trust, Series 2006-S2-3A5	6.25%		07/25/2036	2,015,333
1,893,070	JP Morgan Mortgage Trust, Series 2006-S3-1A2	6.00%		08/25/2036	1,120,742
7,457,214	JP Morgan Mortgage Trust, Series 2006-S3-1A21 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.50% Cap)	0.48%		08/25/2036	1,182,734
7,457,214	JP Morgan Mortgage Trust, Series 2006-S3-1A22 (-1 x 1 Month LIBOR USD + 7.12%, 7.12% Cap)	7.02	% (d)(f)	08/25/2036	2,200,693
882,122	JP Morgan Mortgage Trust, Series 2006-S3-1A9	6.00%		08/25/2036	522,237
6,021,562	JP Morgan Mortgage Trust, Series 2006-S4-A3	6.00%		01/25/2037	3,658,784
2,507,620	JP Morgan Mortgage Trust, Series 2006-S4-A5	6.00%		01/25/2037	1,582,252
5,793,417	JP Morgan Mortgage Trust, Series 2006-S4-A8 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.00% Cap)	0.48%		01/25/2037	1,686,110
5,793,417	JP Morgan Mortgage Trust, Series 2006-S4-A9 (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	6.52	% (d)(f)	01/25/2037	1,672,185
795,794	JP Morgan Mortgage Trust, Series 2007-A2-2A1	2.98	% (b)	04/25/2037	732,664
3,108,085	JP Morgan Mortgage Trust, Series 2007-A3-3A2M	3.12	% (b)	05/25/2037	3,095,721
6,629,676	JP Morgan Mortgage Trust, Series 2007-S1-2A6	6.00%		03/25/2037	4,077,101
1,830,844	JP Morgan Mortgage Trust, Series 2007-S3-1A1	5.50%		08/25/2037	1,238,446
4,292,579	JP Morgan Mortgage Trust, Series 2007-S3-1A35	6.00%		08/25/2037	3,042,747
1,754,383	JP Morgan Mortgage Trust, Series 2007-S3-1A64	7.50%		08/25/2037	964,902
722,900	JP Morgan Mortgage Trust, Series 2007-S3-1A9	6.00%		08/25/2037	511,636
3,957,964	JP Morgan Mortgage Trust, Series 2007-S3-1A96	6.00%		08/25/2037	2,801,680
4,511,354	JP Morgan Mortgage Trust, Series 2007-S3-1A97	6.00%		08/25/2037	3,192,301
5,329,665	JP Morgan Resecuritization Trust, Series 2009-4-3A2	6.00	% (a)(b)	02/26/2037	3,493,085
16,396,524	JP Morgan Resecuritization Trust, Series 2009-7-7A1	7.00	% (a)(b)(c)	09/27/2037	10,126,436
9,525,616	JP Morgan Resecuritization Trust, Series 2010-1-1A4	6.00	% (a)	02/26/2037	6,481,117
5,329,944	JP Morgan Resecuritization Trust, Series 2010-1-2A11	7.00	% (a)(b)	01/26/2037	3,258,701
25,768,490	Legacy Mortgage Asset Trust, Series 2019-GS2-A1	3.75	% (a)(l)	01/25/2059	25,819,596
19,177,080	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20	% (a)(l)	05/25/2059	19,240,104
29,406,000	Legacy Mortgage Asset Trust, Series 2019-GS5-A2	4.25	% (a)(l)	05/25/2059	29,553,953
146,426,224	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	4.30	% (a)	06/25/2058	150,417,217
26,545,000	Legacy Mortgage Asset Trust, Series 2020-GS1-A2	4.00	% (a)(l)	10/25/2059	26,500,166
33,866,825	Legacy Mortgage Asset Trust, Series 2020-GS2-A1	2.75	% (a)(l)	03/25/2060	33,995,871
26,264,000	Legacy Mortgage Asset Trust, Series 2020-GS2-A2	4.00	% (a)(l)	03/25/2060	26,219,640
24,000,000	Legacy Mortgage Asset Trust, Series 2021-GS4-A2	3.55	% (a)(l)	11/25/2060	23,958,096
1,834,498	Lehman Mortgage Trust, Series 2005-2-3A5	5.50%		12/25/2035	1,313,063
1,306,291	Lehman Mortgage Trust, Series 2005-2-5A5	5.75%		12/25/2035	1,125,545

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,999,573	Lehman Mortgage Trust, Series 2005-3-2A1	6.00%		01/25/2036	2,050,293
170,271	Lehman Mortgage Trust, Series 2005-3-2A3	5.50%		01/25/2036	173,755
914,516	Lehman Mortgage Trust, Series 2005-3-2A7	6.00%		01/25/2036	935,405
1,067,095	Lehman Mortgage Trust, Series 2006-1-1A1 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	0.85%		02/25/2036	555,704
3,201,286	Lehman Mortgage Trust, Series 2006-1-1A2 (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	4.65	% (d)(f)	02/25/2036	583,643
2,760,583	Lehman Mortgage Trust, Series 2006-1-3A1 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	0.85%		02/25/2036	2,190,985
2,760,583	Lehman Mortgage Trust, Series 2006-1-3A2 (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	4.65	% (d)(f)	02/25/2036	312,949
1,778,620	Lehman Mortgage Trust, Series 2006-1-3A4	5.50%		02/25/2036	1,659,266
1,881,355	Lehman Mortgage Trust, Series 2006-4-1A3 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.30	% (d)(f)	08/25/2036	302,636
1,195,748	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	1,172,887
5,787,160	Lehman Mortgage Trust, Series 2006-5-2A1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap)	0.45%		09/25/2036	549,704
12,054,591	Lehman Mortgage Trust, Series 2006-5-2A2 (-1 x 1 Month LIBOR USD + 7.15%, 7.15% Cap)	7.05	% (d)(f)	09/25/2036	3,294,784
6,525,484	Lehman Mortgage Trust, Series 2006-6-3A9	5.50%		10/25/2036	5,656,655
443,806	Lehman Mortgage Trust, Series 2006-6-4A5	6.00%		12/25/2036	434,818
2,950,568	Lehman Mortgage Trust, Series 2006-7-2A2 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.55%		11/25/2036	607,334
10,603,578	Lehman Mortgage Trust, Series 2006-7-2A5 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.45	% (d)(f)	11/25/2036	2,745,647
1,907,440	Lehman Mortgage Trust, Series 2006-9-1A19 (-5 x 1 Month LIBOR USD + 30.68%, 30.68% Cap)	30.21	% (f)	01/25/2037	2,916,038
2,080,385	Lehman Mortgage Trust, Series 2006-9-1A5 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 5.75% Cap)	0.70%		01/25/2037	1,217,000
6,212,695	Lehman Mortgage Trust, Series 2006-9-1A6 (-1 x 1 Month LIBOR USD + 5.15%, 5.15% Cap)	5.05	% (d)(f)	01/25/2037	985,761
3,493,502	Lehman Mortgage Trust, Series 2006-9-2A1 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.00% Cap)	0.48%		01/25/2037	681,222
6,267,074	Lehman Mortgage Trust, Series 2006-9-2A2 (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	6.52	% (d)(f)	01/25/2037	1,325,008
6,054,198	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	2,758,743
21,926,907	Lehman Mortgage Trust, Series 2007-1-1A1 (1 Month LIBOR USD + 0.21%, 0.21% Floor)	0.31	% (a)	06/25/2037	18,886,921
6,873,187	Lehman Mortgage Trust, Series 2007-1-2A4 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.40	% (a)	06/25/2037	5,795,321
1,694,408	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	1,449,997
2,495,448	Lehman Mortgage Trust, Series 2007-4-2A11 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	0.43%		05/25/2037	813,028
11,300,061	Lehman Mortgage Trust, Series 2007-4-2A8 (-1 x 1 Month LIBOR USD + 6.67%, 6.67% Cap)	6.57	% (d)(f)	05/25/2037	2,698,497
851,231	Lehman Mortgage Trust, Series 2007-4-2A9 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	0.43%		05/25/2037	198,012
7,889,335	Lehman Mortgage Trust, Series 2007-5-11A1	4.64	% (b)	06/25/2037	6,349,473
787,084	Lehman Mortgage Trust, Series 2007-5-4A3 (-6 x 1 Month LIBOR USD + 40.08%, 40.08% Cap)	39.47	% (f)	08/25/2036	1,124,288
693,670	Lehman Mortgage Trust, Series 2007-5-7A3	7.50%		10/25/2036	433,233
115,544	Lehman Mortgage Trust, Series 2007-6-1A8	6.00%		07/25/2037	116,626

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,106,091	Lehman Mortgage Trust, Series 2007-9-2A2	6.50%		10/25/2037	2,906,522
3,518,853	Lehman Mortgage Trust, Series 2008-2-1A6	6.00%		03/25/2038	1,696,942
2,029,473	Lehman Trust, Series 2005-4-2A3A	5.50%		10/25/2035	2,517,394
8,571,966	Lehman Trust, Series 2005-9N-2A1 (12 Month US Treasury Average + 1.06%, 1.06% Floor)	1.14%		02/25/2036	8,094,945
34,405	Lehman Trust, Series 2006-17-1A2 (1 Month LIBOR USD + 0.34%, 0.34% Floor)	0.44%		08/25/2046	360,850
7,973,889	Lehman Trust, Series 2006-5-1A1A (1 Month LIBOR USD + 0.42%, 0.42% Floor)	0.52%		04/25/2036	7,862,940
81,797	Lehman Trust, Series 2006-5-2A4A	6.39	% (k)	04/25/2036	103,339
9,320,881	Lehman Trust, Series 2006-GP3-1A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor)	0.49%		06/25/2046	9,534,047
7,271,083	Lehman Trust, Series 2007-1-2A1	7.00	% (b)	02/25/2037	8,800,390
12,693,278	Lehman Trust, Series 2007-12N-1A3A (1 Month LIBOR USD + 0.20%, 0.20% Floor)	0.30%		07/25/2047	12,933,092
5,719,109	Lehman XS Trust, Series 2005-2-2A3B	5.94	% (k)	08/25/2035	5,751,708
8,059,883	Lehman XS Trust, Series 2006-3-A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor)	0.70%		03/25/2036	7,968,072
15,669,309	LHOME Mortgage Trust, Series 2019-RTL2-A1	3.84	% (a)	03/25/2024	15,713,042
8,311,744	LHOME Mortgage Trust, Series 2019-RTL3-A1	3.87	% (a)	07/25/2024	8,350,834
19,200,000	LHOME Mortgage Trust, Series 2020-RTL1-A1	3.23	% (a)	10/25/2024	19,295,967
9,300,000	LHOME Mortgage Trust, Series 2021-RTL1-A2	2.86	% (a)(b)	09/25/2026	9,175,987
92,000,000	LHOME Mortgage Trust, Series 2021-RTL2-A1	2.09	% (a)(l)	06/25/2026	92,246,321
75,000,000	Loan Revolving Advance Investment Trust, Series 2021-1-A1X (1 Month LIBOR USD + 2.75%, 2.75% Floor)	2.84	% (a)	12/31/2022	74,429,325
14,369,977	Long Beach Mortgage Loan Trust, Series 2006-2-2A4 (1 Month LIBOR USD + 0.58%, 0.58% Floor)	0.68%		03/25/2046	7,092,232
50,261,696	Long Beach Mortgage Loan Trust, Series 2006-3-2A3 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	0.46%		05/25/2046	22,662,546
5,123,598	Long Beach Mortgage Loan Trust, Series 2006-3-2A4 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	0.64%		05/25/2046	2,366,156
16,789,783	Long Beach Mortgage Loan Trust, Series 2006-5-2A4 (1 Month LIBOR USD + 0.48%, 0.48% Floor)	0.58%		06/25/2036	10,904,447
30,096,605	Long Beach Mortgage Loan Trust, Series 2006-6-1A (1 Month LIBOR USD + 0.29%, 0.29% Floor)	0.39%		07/25/2036	24,415,907
11,638,755	Long Beach Mortgage Loan Trust, Series 2006-WL1-M2 (1 Month LIBOR USD + 0.68%, 0.68% Floor)	0.78%		01/25/2046	11,336,952
3,480,353	Luminent Mortgage Trust, Series 2005-1-A1 (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap)	0.62%		11/25/2035	3,437,830
3,195,172	MASTR Adjustable Rate Mortgages Trust, Series 2005-2-2A1	2.73	% (b)	03/25/2035	3,151,348
816,918	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-5A1	2.64	% (b)	07/25/2035	785,942
5,553,204	MASTR Adjustable Rate Mortgages Trust, Series 2007-1-2A1	2.75	% (b)	11/25/2036	3,930,852
6,651,000	MASTR Alternative Loans Trust, Series 2004-9-M2	6.26	% (k)	08/25/2034	6,621,702
1,137,441	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	1,189,196
110,976	MASTR Alternative Loans Trust, Series 2005-5-2A3	5.50%		07/25/2025	111,406
7,207,737	MASTR Alternative Loans Trust, Series 2005-5-3A1	5.75%		08/25/2035	5,039,024
1,895,969	MASTR Alternative Loans Trust, Series 2005-6-1A5	5.50%		12/25/2035	1,691,890
1,456,218	MASTR Alternative Loans Trust, Series 2006-3-1A2	6.25%		07/25/2036	1,166,715
1,667,228	MASTR Alternative Loans Trust, Series 2007-1-1A5	5.75%		10/25/2036	1,653,459
4,007,449	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	1,896,228

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,138,433	MASTR Asset Backed Securities Trust, Series 2003-OPT1-M3 (1 Month LIBOR USD + 4.13%, 4.13% Floor)	4.23%		12/25/2032	3,158,120
7,822,058	MASTR Asset Backed Securities Trust, Series 2006-AM2-A3 (1 Month LIBOR USD + 0.34%, 0.34% Floor)	0.44%		06/25/2036	7,513,670
14,238,132	MASTR Asset Backed Securities Trust, Series 2007-HE1-A3 (1 Month LIBOR USD + 0.21%, 0.21% Floor)	0.31%		05/25/2037	14,030,978
14,294,321	MASTR Asset Backed Securities Trust, Series 2007-WMC1-A1 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.25%		01/25/2037	5,621,121
2,079,378	MASTR Asset Securitization Trust, Series 2006-1-1A4	5.75%		05/25/2036	1,814,987
1,307,889	MASTR Asset Securitization Trust, Series 2006-2-1A11 (1 Month LIBOR USD + 6.00%, 6.00% Floor)	6.00%		06/25/2036	1,101,673
2,767,656	MASTR Asset Securitization Trust, Series 2007-1-1A3	6.25%		11/25/2037	1,637,724
15,365,179	MASTR Resecuritization Trust, Series 2008-1-A1	6.00	% (a)(b)(c)	09/27/2037	13,147,859
8,369,983	MASTR Resecuritization Trust, Series 2008-4-A1	6.00	% (a)(b)	06/27/2036	7,519,221
1,569,903	MASTR Seasoned Securitization Trust, Series 2005-2-1A4	6.00%		10/25/2032	1,666,462
563,946	MASTR Seasoned Securitization Trust, Series 2005-2-2A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap)	0.50%		10/25/2032	532,732
23,003,941	Merrill Lynch Alternative Note Asset Trust, Series 2007-A3-A2A (1 Month LIBOR USD + 0.11%, 0.11% Floor)	0.21%		04/25/2037	11,676,748
11,796,859	Merrill Lynch Alternative Note Asset Trust, Series 2007-A3-A2B (1 Month LIBOR USD + 0.21%, 0.21% Floor)	0.31%		04/25/2037	6,101,343
16,350,586	Merrill Lynch Alternative Note Asset Trust, Series 2007-A3-A2C (1 Month LIBOR USD + 0.32%, 0.32% Floor)	0.42%		04/25/2037	8,578,832
13,738,670	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A4 (1 Month LIBOR USD + 0.32%, 0.32% Floor, 7.00% Cap)	0.42%		03/25/2037	3,438,464
13,738,670	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A5 (-1 x 1 Month LIBOR USD + 6.68%, 6.68% Cap)	6.58	% (d)(f)	03/25/2037	3,709,655
31,186,978	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR5-1A1	2.16	% (b)	10/25/2047	13,318,549
2,647,085	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1-1A2 (1 Month LIBOR USD + 1.75%, 1.75% Floor)	1.85%		10/25/2037	2,592,679
20,958,666	Merrill Lynch Mortgage Investors Trust, Series 2005-AR1-M2 (1 Month LIBOR USD + 1.01%, 1.01% Floor)	1.11%		06/25/2036	20,256,699
647,792	Merrill Lynch Mortgage Investors Trust, Series 2006-3-1A	2.08	% (b)	10/25/2036	659,636
8,513,363	Merrill Lynch Mortgage Investors Trust, Series 2006-AR1-A2C (1 Month LIBOR USD + 0.32%, 0.32% Floor)	0.42	% (a)	03/25/2037	3,467,340
888,644	Merrill Lynch Mortgage Investors Trust, Series 2006-F1-1A2	6.00%		04/25/2036	596,384
26,160,148	Merrill Lynch Mortgage Investors Trust, Series 2006-FM1-A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.39%		04/25/2037	19,327,479
11,126,850	Merrill Lynch Mortgage Investors Trust, Series 2006-HE3-A4 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	0.60%		06/25/2037	4,317,368
7,959,328	Merrill Lynch Mortgage Investors Trust, Series 2006-HE4-A2B (1 Month LIBOR USD + 0.20%, 0.20% Floor)	0.30%		07/25/2037	2,512,197
91,437,061	Merrill Lynch Mortgage Investors Trust, Series 2007-HE2-A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	0.60%		02/25/2037	58,759,567
9,622,979	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3-A1 (1 Month LIBOR USD + 0.07%, 0.07% Floor)	0.17%		04/25/2047	5,284,507
8,209,865	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3-A3 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.29%		04/25/2047	4,559,706
3,438,779	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3-A4 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	0.37%		04/25/2047	1,920,215
61,207,319	Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1-A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	0.35%		03/25/2037	55,761,955

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
36,049,542	MFA LLC, Series 2021-NPL1-A1	2.36	% (a)(l)	03/25/2060	35,886,371
18,549,428	Morgan Stanley Capital Trust, Series 2006-HE7-A2C (1 Month LIBOR USD + 0.16%, 0.16% Floor)	0.26%		09/25/2036	10,590,104
24,614,492	Morgan Stanley Capital Trust, Series 2006-HE7-A2D (1 Month LIBOR USD + 0.23%, 0.23% Floor)	0.33%		09/25/2036	14,262,853
13,126,050	Morgan Stanley Capital Trust, Series 2006-NC2-M1 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	0.64%		02/25/2036	14,020,803
6,444,750	Morgan Stanley Capital Trust, Series 2007-HE4-A1 (1 Month LIBOR USD + 0.13%, 0.13% Floor)	0.23	% (a)	02/25/2037	3,421,714
27,718,334	Morgan Stanley Home Equity Loan Trust, Series 2007-1-A4 (1 Month LIBOR USD + 0.22%, 0.22% Floor)	0.32%		12/25/2036	17,395,974
5,495,145	Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2-AFPT (1 Month LIBOR USD + 0.07%, 0.07% Floor)	0.17%		11/25/2036	2,411,231
745,015	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.75% Cap)	0.80%		12/25/2035	543,341
1,866,607	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A6	5.75%		12/25/2035	1,705,205
2,331,581	Morgan Stanley Mortgage Loan Trust, Series 2005-10-2A1	5.30	% (b)	12/25/2035	2,320,688
4,725,953	Morgan Stanley Mortgage Loan Trust, Series 2006-11-1A6	6.73	% (k)	08/25/2036	1,376,187
7,168,341	Morgan Stanley Mortgage Loan Trust, Series 2006-11-2A1	6.00%		08/25/2036	4,492,314
7,088,765	Morgan Stanley Mortgage Loan Trust, Series 2006-16AX-2A2 (1 Month LIBOR USD + 0.34%, 0.34% Floor)	0.44%		11/25/2036	2,720,337
5,572,535	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A3A	5.65	% (k)	10/25/2046	2,336,173
1,889,384	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A6	5.58	% (k)	10/25/2046	691,560
2,261,458	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A3	5.75%		02/25/2036	2,213,487
17,113,436	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.14	% (b)	06/25/2036	14,033,916
1,816,444	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A4	6.00%		06/25/2036	1,341,063
1,838,835	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A7	6.00%		06/25/2036	1,357,594
2,958,696	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	2,296,072
4,799,352	Morgan Stanley Mortgage Loan Trust, Series 2007-14AR-2A3	2.32	% (b)	10/25/2037	3,650,330
3,086,346	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A3	5.92	% (k)	09/25/2046	1,107,518
2,088,651	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A4A	6.08	% (k)	09/25/2046	888,342
402,727	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-1A2A	5.62	% (k)	01/25/2047	397,317
5,707,097	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A3S	5.86	% (k)	01/25/2047	2,986,370
3,338,113	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A4S	5.96	% (k)	01/25/2047	1,746,453
5,189,713	Morgan Stanley Re-Remic Trust, Series 2010-R5-4B	2.42	% (a)(k)	06/26/2036	4,821,067
8,076,452	Morgan Stanley Re-Remic Trust, Series 2010-R5-5B	1.04	% (a)(k)	01/26/2037	8,051,427
10,318,980	Morgan Stanley Re-Remic Trust, Series 2010-R9-3C	6.00	% (a)(b)	11/26/2036	10,169,309
966,589	Morgan Stanley Re-Remic Trust, Series 2011-R1-1A	5.94	% (a)(b)	02/26/2037	990,649
8,869,847	Morgan Stanley Re-Remic Trust, Series 2012-R4-1B	0.24	% (a)(h)	08/26/2036	8,189,813
7,876,539	Morgan Stanley Re-Remic Trust, Series 2013-R2-1B	2.63	% (a)(b)(c)	10/26/2036	7,107,542
4,934,259	Morgan Stanley Resecuritization Trust, Series 2014-R7-B1	3.71	% (a)(b)	01/26/2051	5,070,215
4,578,995	Morgan Stanley Resecuritization Trust, Series 2014-R7-B2	3.71	% (a)(b)(g)	01/26/2051	4,723,271
30,176,589	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1-A1	2.69	% (a)(b)	10/25/2060	30,207,490
10,372,188	New Century Alternative Mortgage Loan Trust, Series 2006-ALT1-AF3	6.17	% (b)	07/25/2036	3,557,980
12,758,685	New Century Alternative Mortgage Loan Trust, Series 2006-ALT2-AF5	4.87	% (k)	10/25/2036	3,925,718
17,829,000	New Century Home Equity Loan Trust, Series 2005-4-M5 (1 Month LIBOR USD + 1.02%, 1.02% Floor, 12.50% Cap)	1.12%		09/25/2035	17,814,719

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
12,500,000	New Century Home Equity Loan Trust, Series 2006-1-A2C (1 Month LIBOR USD + 0.28%, 0.28% Floor, 12.50% Cap)	0.38%		05/25/2036	11,175,029
62,504,400	New Residential Mortgage Loan Trust, Series 2020-RPL1-M1	3.25	% (a)(b)	11/25/2059	64,869,679
16,345,550	New Residential Mortgage Loan Trust, Series 2020-RPL1-M2	3.50	% (a)(b)	11/25/2059	17,230,152
311,182	New York Mortgage Trust, Series 2005-2-A (1 Month LIBOR USD + 0.66%, 0.66% Floor, 10.50% Cap)	0.43%		08/25/2035	307,653
54,192	Nomura Asset Acceptance Corporation, Series 2005-AP1-2A5	5.36	% (k)	02/25/2035	55,628
13,503,217	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A2	6.16	% (b)	05/25/2036	4,201,192
2,744,095	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A3	6.41	% (b)	05/25/2036	853,187
15,155,088	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52	% (b)	01/25/2036	6,293,662
2,561,529	Nomura Asset Acceptance Corporation, Series 2006-AP1-A3	5.65	% (b)	01/25/2036	1,063,464
1,241,927	Nomura Asset Acceptance Corporation, Series 2006-WF1-A2	5.76	% (b)	06/25/2036	472,251
15,670,102	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80	% (k)	10/25/2036	5,550,142
2,726,804	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06	% (k)	02/25/2037	1,042,031
13,591,021	Nomura Home Equity Loan, Inc., Series 2007-1-1A3	5.99	% (k)	02/25/2037	5,194,475
2,929,978	Nomura Resecuritization Trust, Series 2014-1R-6A7	7.19	% (a)(b)	08/26/2036	2,910,993
5,369,885	Nomura Resecuritization Trust, Series 2014-2R-4A9	4.35	% (a)(k)	07/26/2036	5,165,718
6,909,906	Nomura Resecuritization Trust, Series 2015-4R-5A2 (1 Month LIBOR USD + 0.43%, 0.43% Floor)	2.20	% (a)(g)	03/26/2036	6,458,997
13,309,981	NovaStar Mortgage Funding Trust, Series 2005-3-M4 (1 Month LIBOR USD + 0.89%, 0.89% Floor, 11.00% Cap)	0.99%		01/25/2036	13,293,769
8,107,939	NovaStar Mortgage Funding Trust, Series 2006-3-A2C (1 Month LIBOR USD + 0.32%, 0.32% Floor)	0.42%		10/25/2036	6,633,726
78,011,798	NRZ Excess Spread-Collateralized Notes, Series 2020-PLS1-A	3.84	% (a)	12/25/2025	78,447,533
71,072,122	NRZ Excess Spread-Collateralized Notes, Series 2021-FHT1-A	3.10	% (a)	07/25/2026	70,937,213
9,694,000	OBX Trust, Series 2021-NQM3-M1	2.33	% (a)(b)	07/25/2061	9,575,013
940,983	Option One Mortgage Loan Trust, Series 2004-3-M3 (1 Month LIBOR USD + 0.98%, 0.98% Floor)	1.08%		11/25/2034	926,157
6,458,112	Option One Mortgage Loan Trust, Series 2007-1-2A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.24%		01/25/2037	4,619,650
64,703,390	Option One Mortgage Loan Trust, Series 2007-6-1A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.29%		07/25/2037	61,215,295
80,257,786	OSAT Trust, Series 2020-RPL1-A1	3.07	% (a)(l)	12/26/2059	80,367,827
10,080,000	People’s Choice Home Loan Securities Trust, Series 2005-1-M5 (1 Month LIBOR USD + 1.50%, 1.50% Floor, 15.00% Cap)	1.59%		01/25/2035	8,980,372
3,816,351	PHH Alternative Mortgage Trust, Series 2007-1-1A1 (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.10% Cap)	0.42%		02/25/2037	2,957,215
8,546,083	PHH Alternative Mortgage Trust, Series 2007-2-2A1	6.00%		05/25/2037	8,505,754
3,987,741	PHH Alternative Mortgage Trust, Series 2007-2-2A2	6.00%		05/25/2037	3,968,923
316,107	PHH Alternative Mortgage Trust, Series 2007-2-3A1	6.00%		05/25/2037	320,753
50,873,677	PMT Credit Risk Transfer Trust 2019-2R, Series 2019-2R-A (1 Month LIBOR USD + 2.75%, 2.75% Floor)	2.85	% (a)	05/27/2023	50,462,806
4,927,025	PMT Credit Risk Transfer Trust, Series 2019-1R-A (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.10	% (a)	03/27/2024	4,933,074
14,986,665	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 2.70%, 2.70% Floor)	2.80	% (a)	10/27/2022	15,005,993
43,334,931	PMT Credit Risk Transfer Trust, Series 2020-1R-A (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.45	% (a)	02/27/2023	43,364,239
96,496,983	PMT Credit Risk Transfer Trust, Series 2021-1R-A (1 Month LIBOR USD + 2.90%, 2.90% Floor)	3.00	% (a)	02/27/2024	97,889,859

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
67,663,000	PMT Credit Risk Transfer Trust, Series 2021-FT1-A (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.09	% (a)	03/25/2026	67,918,184
17,500,000	PNMAC GMSR Trust, Series 2018-FT1-A (1 Month LIBOR USD + 2.35%)	2.44	% (a)	04/25/2023	17,485,913
1,200,000	PNMAC GMSR Trust, Series 2018-GT1-A (1 Month LIBOR USD + 2.85%, 2.85% Floor)	2.95	% (a)	02/25/2023	1,203,869
150,599,860	PR Mortgage Loan Trust, Series 2014-1-APT	5.87	% (a)(b)	10/25/2049	149,043,380
77,003,472	Pretium Mortgage Credit Partners LLC, Series 2021-NPL1-A1	2.24	% (a)(l)	09/27/2060	76,390,277
33,430,514	Pretium Mortgage Credit Partners LLC, Series 2021-NPL5-A1	2.49	% (a)(l)	10/25/2051	33,539,899
29,452,128	Pretium Mortgage Credit Partners LLC, Series 2021-RN2-A1	1.74	% (a)(l)	07/25/2051	29,222,210
82,332,540	Pretium Mortgage Credit Partners LLC, Series 2021-RN4-A1	2.49	% (a)(b)	10/25/2051	82,550,309
6,493,360	Prime Mortgage Trust, Series 2006-DR1-2A1	5.50	% (a)	05/25/2035	6,250,011
3,355,774	Prime Mortgage Trust, Series 2006-DR1-2A2	6.00	% (a)	05/25/2035	3,219,493
57,832,000	Progress Residential Trust, Series 2021-SFR10-E1	3.57	% (a)	12/17/2038	58,468,568
24,000,000	Progress Residential Trust, Series 2021-SFR10-E2	3.67	% (a)	12/17/2038	24,222,710
13,000,000	Progress Residential Trust, Series 2021-SFR10-F	4.61	% (a)	12/17/2038	13,171,422
29,000,000	Progress Residential Trust, Series 2021-SFR2-E1	2.55	% (a)	04/19/2038	28,465,811
20,000,000	Progress Residential Trust, Series 2021-SFR2-E2	2.65	% (a)	04/19/2038	19,789,260
62,271,000	Progress Residential Trust, Series 2021-SFR2-F	3.40	% (a)	04/19/2038	61,918,415
7,000,000	Progress Residential Trust, Series 2021-SFR5-E1	2.21	% (a)	07/17/2038	6,804,964
25,000,000	Progress Residential Trust, Series 2021-SFR8-E1	2.38	% (a)	10/17/2038	24,406,570
23,900,000	Progress Residential Trust, Series 2021-SFR8-E2	2.53	% (a)	10/17/2038	23,275,828
19,900,000	Progress Residential Trust, Series 2021-SFR8-F	3.18	% (a)	10/17/2038	19,450,145
5,500,000	PRPM LLC, Series 2020-4-A2	3.44	% (a)(l)	10/25/2025	5,496,627
293,623,204	PRPM LLC, Series 2021-10-A1	2.49	% (a)(l)	10/25/2026	293,632,424
128,500,000	PRPM LLC, Series 2021-11-A1	2.49	% (a)(l)	11/25/2026	129,471,203
121,620,487	PRPM LLC, Series 2021-2-A1	2.12	% (a)(b)	03/25/2026	120,858,608
7,100,000	PRPM LLC, Series 2021-2-A2	3.77	% (a)(b)	03/25/2026	6,995,821
69,703,563	PRPM LLC, Series 2021-6-A1	1.79	% (a)(l)	07/25/2026	69,140,504
53,754,656	PRPM LLC, Series 2021-7-A1	1.87	% (a)(l)	08/25/2026	53,233,784
36,176,198	PRPM LLC, Series 2021-9-A1	2.36	% (a)(b)	10/25/2026	35,913,793
4,932,542	RALI Trust, Series 2006-QS4-A9	6.00%		04/25/2036	4,855,086
24,815,585	RALI Trust, Series 2007-QA5-1A1	5.18	% (b)	09/25/2037	20,674,856
12,429,437	RALI Trust, Series 2007-QH7-2A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor)	0.70%		08/25/2037	11,859,973
29,083,252	RALI Trust, Series 2007-QS10-A1	6.50%		09/25/2037	28,645,288
15,332,588	RAMP Series Trust, Series 2006-RS3-A4 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 14.00% Cap)	0.70%		05/25/2036	14,825,442
3,971,981	RAMP Series Trust, Series 2006-RS6-A4 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	0.64%		11/25/2036	3,757,495
3,860,296	RASC Trust, Series 2005-KS4-M5 (1 Month LIBOR USD + 1.20%, 1.80% Floor)	1.90%		05/25/2035	3,876,910
15,013,885	RBSGC Structured Trust, Series 2008-B-A1	6.00	% (a)	06/25/2037	14,846,095
17,113,032	RBSSP Resecuritization Trust , Series 2009-12-20A2	2.66	% (a)(b)	12/25/2035	16,684,997
3,358,516	RBSSP Resecuritization Trust, Series 2009-12-17A2	2.20	% (a)(b)	10/25/2035	3,356,718
3,281,544	RBSSP Resecuritization Trust, Series 2010-4-7A2	6.00	% (a)	07/26/2037	2,163,217
63,318,358	Redwood Funding Trust, Series 2019-1-PT	4.21	% (a)(l)	09/27/2024	63,845,484
3,291,769	Renaissance Home Equity Loan Trust, Series 2006-1-AF6	5.75	% (k)	05/25/2036	2,197,846

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,088,006	Renaissance Home Equity Loan Trust, Series 2006-2-AF5	6.25	% (k)	08/25/2036	1,298,990
17,434,767	Renaissance Home Equity Loan Trust, Series 2006-3-AF3	5.59	% (k)	11/25/2036	8,698,645
18,101,352	Renaissance Home Equity Loan Trust, Series 2006-3-AF4	5.81	% (k)	11/25/2036	9,375,878
2,942,315	Renaissance Home Equity Loan Trust, Series 2006-3-AF5	6.12	% (k)	11/25/2036	1,599,872
10,338,469	Renaissance Home Equity Loan Trust, Series 2006-4-AF4	5.47	% (k)	01/25/2037	5,150,271
20,358,549	Renaissance Home Equity Loan Trust, Series 2006-4-AF5	5.69	% (k)	01/25/2037	10,533,409
8,192,822	Renaissance Home Equity Loan Trust, Series 2007-1-AF1	5.74	% (k)	04/25/2037	3,280,867
5,779,950	Renaissance Home Equity Loan Trust, Series 2007-1-AF1Z	5.35	% (k)	04/25/2037	2,174,538
3,486,895	Renaissance Home Equity Loan Trust, Series 2007-1-AF2	5.51	% (k)	04/25/2037	1,340,042
5,072,268	Renaissance Home Equity Loan Trust, Series 2007-1-AF3	5.61	% (k)	04/25/2037	1,984,876
2,781,357	Renaissance Home Equity Loan Trust, Series 2007-1-AF4	5.76	% (k)	04/25/2037	1,117,532
8,232,817	Renaissance Home Equity Loan Trust, Series 2007-1-AF5	5.91	% (k)	04/25/2037	3,393,827
17,696,892	Renaissance Home Equity Loan Trust, Series 2007-2-AF2	5.68	% (k)	06/25/2037	7,000,694
22,755,581	Renaissance Home Equity Loan Trust, Series 2007-2-AF5	6.20	% (k)	06/25/2037	9,965,115
18,615,912	Residential Accredit Loans, Inc., Series 2005-QA11-4A1	3.64	% (b)	10/25/2035	15,342,929
9,422,340	Residential Accredit Loans, Inc., Series 2005-QA13-2A1	3.96	% (b)	12/25/2035	8,874,817
6,791,972	Residential Accredit Loans, Inc., Series 2005-QA3-CB1	3.23	% (b)	03/25/2035	3,185,740
238,718	Residential Accredit Loans, Inc., Series 2005-QS12-A11 (-11 x 1 Month LIBOR USD + 51.15%, 51.15% Cap)	50.03	% (f)	08/25/2035	414,911
952,994	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	935,716
1,919,288	Residential Accredit Loans, Inc., Series 2005-QS13-2A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.75% Cap)	0.80%		09/25/2035	1,662,785
7,869,079	Residential Accredit Loans, Inc., Series 2005-QS13-2A2 (-1 x 1 Month LIBOR USD + 5.05%, 5.05% Cap)	4.95	% (d)(f)	09/25/2035	915,903
5,300,105	Residential Accredit Loans, Inc., Series 2005-QS14-2A1	6.00%		09/25/2035	2,713,578
1,577,328	Residential Accredit Loans, Inc., Series 2005-QS15-2A	6.00%		10/25/2035	1,604,807
1,860,304	Residential Accredit Loans, Inc., Series 2005-QS15-3A	6.00%		10/25/2035	1,838,757
1,844,191	Residential Accredit Loans, Inc., Series 2005-QS16-A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	0.80%		11/25/2035	1,539,996
1,843,872	Residential Accredit Loans, Inc., Series 2005-QS16-A2 (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	4.70	% (d)(f)	11/25/2035	206,800
1,055,539	Residential Accredit Loans, Inc., Series 2005-QS17-A1	6.00%		12/25/2035	1,061,050
1,092,206	Residential Accredit Loans, Inc., Series 2005-QS17-A10	6.00%		12/25/2035	1,097,908
3,059,175	Residential Accredit Loans, Inc., Series 2005-QS17-A11	6.00%		12/25/2035	3,075,146
2,174,365	Residential Accredit Loans, Inc., Series 2005-QS17-A2 (1 Month LIBOR USD + 0.85%, 0.85% Floor, 6.00% Cap)	0.95%		12/25/2035	1,803,950
2,174,365	Residential Accredit Loans, Inc., Series 2005-QS17-A4 (-1 x 1 Month LIBOR USD + 5.15%, 5.15% Cap)	5.05	% (d)(f)	12/25/2035	266,122
1,749,562	Residential Accredit Loans, Inc., Series 2005-QS17-A6	6.00%		12/25/2035	1,758,696
761,176	Residential Accredit Loans, Inc., Series 2005-QS5-A3	5.70%		04/25/2035	739,384
2,592,581	Residential Accredit Loans, Inc., Series 2006-QS10-A1	6.00%		08/25/2036	2,580,772
797,245	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	785,687
5,443,408	Residential Accredit Loans, Inc., Series 2006-QS11-1A1	6.50%		08/25/2036	5,348,787
1,251,129	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	805,422
2,156,052	Residential Accredit Loans, Inc., Series 2006-QS12-2A18	5.75%		09/25/2036	2,079,369
3,500,845	Residential Accredit Loans, Inc., Series 2006-QS14-A18	6.25%		11/25/2036	3,394,186
1,570,184	Residential Accredit Loans, Inc., Series 2006-QS15-A1	6.50%		10/25/2036	1,556,060
633,226	Residential Accredit Loans, Inc., Series 2006-QS16-A10	6.00%		11/25/2036	621,107

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,251,652	Residential Accredit Loans, Inc., Series 2006-QS16-A11	6.00%		11/25/2036	2,209,018
657,283	Residential Accredit Loans, Inc., Series 2006-QS16-A7	6.00%		11/25/2036	644,702
710,271	Residential Accredit Loans, Inc., Series 2006-QS16-A8	6.00%		11/25/2036	696,677
281,068	Residential Accredit Loans, Inc., Series 2006-QS16-A9	6.00%		11/25/2036	275,688
1,274,788	Residential Accredit Loans, Inc., Series 2006-QS17-A4	6.00%		12/25/2036	1,234,928
7,082,173	Residential Accredit Loans, Inc., Series 2006-QS17-A5	6.00%		12/25/2036	6,860,728
783,611	Residential Accredit Loans, Inc., Series 2006-QS1-A6 (-8 x 1 Month LIBOR USD + 42.86%, 42.86% Cap)	42.08	% (f)	01/25/2036	1,290,784
5,338,802	Residential Accredit Loans, Inc., Series 2006-QS3-1A11	6.00%		03/25/2036	5,267,913
1,247,096	Residential Accredit Loans, Inc., Series 2006-QS4-A8 (-8 x 1 Month LIBOR USD + 5143.00%, 1.10% Floor, 8.00% Cap)	8.00	% (f)	04/25/2036	1,162,799
3,232,552	Residential Accredit Loans, Inc., Series 2006-QS5-A3	6.00%		05/25/2036	3,181,094
9,634,222	Residential Accredit Loans, Inc., Series 2006-QS5-A4	6.00%		05/25/2036	9,480,856
1,551,164	Residential Accredit Loans, Inc., Series 2006-QS6-1A16	6.00%		06/25/2036	1,531,446
2,250,402	Residential Accredit Loans, Inc., Series 2006-QS6-1A2	6.00%		06/25/2036	2,221,795
4,459,295	Residential Accredit Loans, Inc., Series 2006-QS8-A1	6.00%		08/25/2036	4,351,053
7,733,068	Residential Accredit Loans, Inc., Series 2006-QS8-A5 (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	5.45	% (d)(f)	08/25/2036	1,031,715
2,820,511	Residential Accredit Loans, Inc., Series 2006-QS9-1A6 (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	5.20	% (d)(f)	07/25/2036	412,790
25,923,047	Residential Accredit Loans, Inc., Series 2007-QH5-AII (1 Month LIBOR USD + 0.23%, 0.23% Floor)	0.56%		06/25/2037	12,368,433
2,791,692	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	2,688,431
9,621,035	Residential Accredit Loans, Inc., Series 2007-QS1-1A2 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	5.35	% (d)(f)	01/25/2037	1,521,291
968,459	Residential Accredit Loans, Inc., Series 2007-QS1-1A4	6.00%		01/25/2037	944,475
2,340,685	Residential Accredit Loans, Inc., Series 2007-QS1-2A10	6.00%		01/25/2037	2,228,218
3,425,544	Residential Accredit Loans, Inc., Series 2007-QS2-A6	6.25%		01/25/2037	3,299,482
16,455,100	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	16,339,175
2,623,868	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	2,559,640
4,293,081	Residential Accredit Loans, Inc., Series 2007-QS4-3A3	6.00%		03/25/2037	4,204,814
1,743,895	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	1,695,594
719,428	Residential Accredit Loans, Inc., Series 2007-QS5-A5 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 7.00% Cap)	0.40%		03/25/2037	559,381
2,389,384	Residential Accredit Loans, Inc., Series 2007-QS5-A8 (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	6.60	% (d)(f)	03/25/2037	419,845
1,898,366	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	1,864,472
610,380	Residential Accredit Loans, Inc., Series 2007-QS6-A13 (-8 x 1 Month LIBOR USD + 55.00%, 55.00% Cap)	54.15	% (f)	04/25/2037	1,020,446
2,718,311	Residential Accredit Loans, Inc., Series 2007-QS6-A45	5.75%		04/25/2037	2,669,775
4,332,148	Residential Accredit Loans, Inc., Series 2007-QS6-A6	6.25%		04/25/2037	4,329,397
299,208	Residential Accredit Loans, Inc., Series 2007-QS6-A77 (-8 x 1 Month LIBOR USD + 55.83%, 55.83% Cap)	54.98	% (f)	04/25/2037	507,739
5,644,573	Residential Accredit Loans, Inc., Series 2007-QS7-2A1	6.75%		06/25/2037	3,180,403
16,464,581	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	16,257,222
1,861,058	Residential Asset Mortgage Products, Inc., Series 2004-RS7-A3	2.90	% (b)	07/25/2034	1,808,872
529,362	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41	% (k)	01/25/2035	534,656
12,757,172	Residential Asset Mortgage Products, Inc., Series 2006-RS2-A3A (1 Month LIBOR USD + 0.30%, 0.60% Floor, 14.00% Cap)	0.70%		03/25/2036	12,661,042

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
12,857,376	Residential Asset Securities Corporation, Series 2007-EMX1-A13 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 14.00% Cap)	0.30%		01/25/2037	12,401,798
4,769,384	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	3,418,287
1,568,908	Residential Asset Securitization Trust, Series 2005-A12-A7 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.90	% (d)(f)	11/25/2035	315,101
1,660,897	Residential Asset Securitization Trust, Series 2005-A12-A8 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 5.50% Cap)	0.65%		11/25/2035	826,376
2,037,867	Residential Asset Securitization Trust, Series 2005-A15-1A7	6.00%		02/25/2036	2,101,888
7,278,124	Residential Asset Securitization Trust, Series 2005-A15-5A3	5.75%		02/25/2036	4,215,033
7,296,528	Residential Asset Securitization Trust, Series 2005-A16-A1	5.00%		02/25/2036	3,844,638
3,348,078	Residential Asset Securitization Trust, Series 2005-A8CB-A11	6.00%		07/25/2035	2,801,553
3,376,354	Residential Asset Securitization Trust, Series 2005-A8CB-A2 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.90	% (d)(f)	07/25/2035	473,696
5,047,890	Residential Asset Securitization Trust, Series 2006-A10-A5	6.50%		09/25/2036	2,747,706
676,847	Residential Asset Securitization Trust, Series 2006-A1-1A3	6.00%		04/25/2036	445,910
7,114,559	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	3,860,801
7,297,387	Residential Asset Securitization Trust, Series 2006-A13-A1	6.25%		12/25/2036	3,829,690
10,994,964	Residential Asset Securitization Trust, Series 2006-A1-3A2	6.00%		04/25/2036	7,279,843
14,173,393	Residential Asset Securitization Trust, Series 2006-A14C-2A6 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.55%		12/25/2036	2,157,229
31,278,552	Residential Asset Securitization Trust, Series 2006-A14C-2A7 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.45	% (d)(f)	12/25/2036	9,630,929
5,532,475	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	3,346,835
3,841,875	Residential Asset Securitization Trust, Series 2006-A2-A4	6.00%		01/25/2046	2,317,773
3,192,948	Residential Asset Securitization Trust, Series 2006-A2-A9	6.00%		01/25/2046	1,926,282
2,410,830	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	2,051,944
4,765,655	Residential Asset Securitization Trust, Series 2006-R1-A1 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	27.99	% (c)(f)	01/25/2046	5,787,608
20,740,078	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	16,120,109
779,391	Residential Asset Securitization Trust, Series 2007-A3-1A2 (-8 x 1 Month LIBOR USD + 46.38%, 46.38% Cap)	45.60	% (f)	04/25/2037	1,700,631
22,924,467	Residential Asset Securitization Trust, Series 2007-A5-1A4 (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.00	% (d)(f)	05/25/2037	3,304,016
5,896,078	Residential Asset Securitization Trust, Series 2007-A5-1A6 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	0.50%		05/25/2037	488,711
4,370,470	Residential Asset Securitization Trust, Series 2007-A5-2A3	6.00%		05/25/2037	3,408,844
1,915,354	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	1,493,922
8,251,423	Residential Asset Securitization Trust, Series 2007-A6-1A2	6.00%		06/25/2037	6,543,091
7,923,621	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	4,486,533
34,853,174	Residential Asset Securitization Trust, Series 2007-A7-A2	6.00%		07/25/2037	19,734,655
15,442,706	Residential Asset Securitization Trust, Series 2007-A7-A6	6.00%		07/25/2037	8,744,009
4,508,569	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A1	6.00%		10/25/2036	4,423,877
1,485,322	Residential Funding Mortgage Securities Trust, Series 2006-S5-A12	6.00%		06/25/2036	1,456,698
101,691	Residential Funding Mortgage Securities Trust, Series 2006-S5-A15	6.00%		06/25/2036	99,732
2,898,189	Residential Funding Mortgage Securities Trust, Series 2006-S9-A1	6.25%		09/25/2036	2,817,515
3,158,410	Residential Funding Mortgage Securities Trust, Series 2007-S1-A7	6.00%		01/25/2037	3,089,920
1,808,041	Residential Funding Mortgage Securities Trust, Series 2007-S2-A1	6.00%		02/25/2037	1,698,130
2,036,957	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	1,913,130

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,802,765	Residential Funding Mortgage Securities Trust, Series 2007-S2-A5	6.00%		02/25/2037	3,571,595
594,245	Residential Funding Mortgage Securities Trust, Series 2007-S2-A9	6.00%		02/25/2037	558,121
1,845,295	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	1,645,171
1,810,106	Residential Funding Mortgage Securities Trust, Series 2007-S4-A1	6.00%		04/25/2037	1,738,716
1,013,713	Residential Funding Mortgage Securities Trust, Series 2007-S4-A2	6.00%		04/25/2037	977,245
13,061,553	Residential Funding Mortgage Securities Trust, Series 2007-S5-A1	6.00%		05/25/2037	12,921,499
3,785,290	Residential Funding Mortgage Securities Trust, Series 2007-S5-A8	6.00%		05/25/2037	3,765,261
1,463,715	Residential Funding Mortgage Securities Trust, Series 2007-S6-2A4	6.00%		06/25/2037	1,480,783
9,808,638	Residential Funding Mortgage Securities Trust, Series 2007-S7-A20	6.00%		07/25/2037	9,409,314
5,256,715	Residential Funding Mortgage Securities Trust, Series 2007-S8-1A1	6.00%		09/25/2037	4,712,635
287,630	Residential Funding Mortgage Securities Trust, Series 2007-SA1-4A	5.32	% (b)	02/25/2037	231,320
3,665,006	Residential Funding Mortgage Securities Trust, Series 2007-SA2-2A1	3.33	% (b)	04/25/2037	3,349,875
6,300,000	Residential Mortgage Loan Trust, Series 2020-2-M1	3.57	% (a)(b)	05/25/2060	6,388,153
3,270,464	RMAT LLC, Series 2015-PR2-A1	9.85	% (a)(l)	11/25/2035	3,273,125
38,357,693	RSFR, Series 2020-1-PT	4.21	% (a)(l)	02/17/2025	38,257,848
91,707,278	RSFR, Series 2021-1-PT	4.75	% (a)(l)	06/19/2026	91,266,716
3,899,701	Securitized Asset Backed Receivables LLC Trust, Series 2006-NC3-A2B (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.40%		09/25/2036	1,839,610
222,082,135	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	1.88	% (a)(b)	02/25/2054	188,575,893
37,698,904	Securitized Mortgage Asset Loan Trust, Series 2015-2-PC	1.61	% (a)(b)	12/26/2059	34,156,643
37,310,872	Securitized Mortgage Asset Loan Trust, Series 2015-3-PC	2.85	% (a)(b)	10/25/2044	35,074,376
110,647	Sequoia Mortgage Trust, Series 2003-4-2A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.50% Cap)	0.80%		07/20/2033	111,152
6,221,625	SG Mortgage Securities Trust, Series 2006-FRE1-A1A (1 Month LIBOR USD + 0.34%, 0.34% Floor)	0.44%		02/25/2036	6,168,472
2,627,022	SG Mortgage Securities Trust, Series 2006-FRE1-A2C (1 Month LIBOR USD + 0.54%, 0.54% Floor)	0.64%		02/25/2036	1,771,843
11,098,462	Soundview Home Loan Trust, Series 2007-NS1-M1 (1 Month LIBOR USD + 0.35%, 0.35% Floor)	0.45%		01/25/2037	12,376,974
3,862,561	Soundview Home Loan Trust, Series 2007-OPT1-2A2 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.25%		06/25/2037	3,291,925
7,137,508	Soundview Home Loan Trust, Series 2007-OPT3-1A1 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	0.27%		08/25/2037	6,789,488
21,685,085	Soundview Home Loan Trust, Series 2007-OPT4-1A1 (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.10%		09/25/2037	18,993,040
44,591,212	Soundview Home Loan Trust, Series 2007-WM1W-2A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.30%		02/25/2037	39,784,806
4,311,328	Specialty Underwriting & Residential Finance Trust, Series 2006-BC2-A2B	3.66	% (k)	02/25/2037	2,181,585
15,624,156	Specialty Underwriting & Residential Finance Trust, Series 2007-AB1-A2C (1 Month LIBOR USD + 0.25%, 0.25% Floor)	0.35%		03/25/2037	11,658,214
9,826,000	Spruce Hill Mortgage Loan Trust, Series 2020-SH1-M1	3.22	% (a)(b)	01/28/2050	9,743,902
6,329,000	STAR Trust, Series 2021-1-B2	4.52	% (a)(b)	05/25/2065	6,382,895
4,443,499	STARM Mortgage Loan Trust, Series 2007-2-1A1	2.40	% (b)	04/25/2037	2,530,822
1,697,578	STARM Mortgage Loan Trust, Series 2007-3-1A1	2.55	% (b)	06/25/2037	1,344,380
5,000,000	Starwood Mortgage Residential Trust, Series 2021-2-B1	2.75	% (a)(b)	05/25/2065	4,956,275
7,110,000	Starwood Mortgage Residential Trust, Series 2021-2-B2	3.00	% (a)(b)	05/25/2065	7,018,414

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
9,103,000	Starwood Mortgage Residential Trust, Series 2021-5-M1	3.25	% (a)(b)	09/25/2066	9,075,039
276,433	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-8A	2.86	% (b)	09/25/2034	280,609
1,965,676	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.02	% (b)	12/25/2035	1,878,957
2,577,565	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12-2A1	3.73	% (b)	01/25/2037	2,320,865
8,980,903	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-8A1	2.90	% (b)	02/25/2036	6,910,355
2,798,266	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8-4A4	3.28	% (b)	09/25/2036	2,602,889
8,931,382	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7-1A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.40%		08/25/2037	8,989,240
83,023,981	Structured Asset Investment Loan Trust, Series 2006-3-A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	0.26%		06/25/2036	63,681,037
9,291,009	Structured Asset Investment Loan Trust, Series 2006-4-A1 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	0.28%		07/25/2036	6,722,659
20,800,000	Structured Asset Investment Loan Trust, Series 2006-4-A5 (1 Month LIBOR USD + 0.31%, 0.31% Floor)	0.41%		07/25/2036	9,136,935
10,464,077	Structured Asset Mortgage Investments Trust, Series 2006-AR3-12A2 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 10.50% Cap)	0.50%		05/25/2036	10,248,811
79,749,599	Structured Asset Securities Corporation Mortgage Loan Trust, Series 2006-BC4-A1 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	0.42%		12/25/2036	57,892,228
20,127,500	Structured Asset Securities Corporation Mortgage Loan Trust, Series 2007-BC4-M1 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	0.60%		11/25/2037	19,148,424
14,018,000	Structured Asset Securities Corporation Mortgage Loan Trust, Series 2007-MN1A-A4 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	0.34	% (a)	01/25/2037	11,095,948
972,101	Structured Asset Securities Corporation, Series 2003-24A-1A3	2.47	% (b)	07/25/2033	1,015,770
9,386,660	Structured Asset Securities Corporation, Series 2005-5-3A1	6.00%		04/25/2035	7,092,990
19,086,403	Structured Asset Securities Corporation, Series 2006-BC4-A4 (1 Month LIBOR USD + 0.34%, 0.34% Floor)	0.44%		12/25/2036	18,892,750
62,411,302	Structured Asset Securities Corporation, Series 2007-4-1A3 (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.15	% (a)(c)(d)(f)	03/28/2045	8,225,298
17,953,969	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.29	% (a)	03/25/2037	14,832,864
299,546	Suntrust Alternative Loan Trust, Series 2005-1F-2A3	5.75%		12/25/2035	293,171
507,188	Suntrust Alternative Loan Trust, Series 2006-1F-1A3	6.00%		04/25/2036	365,297
11,817,368	Terwin Mortgage Trust, Series 2006-7-2A3 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	0.64	% (a)	08/25/2037	6,759,344
181,688	Thornburg Mortgage Securities Trust, Series 2003-6-A2 (1 Month LIBOR USD + 1.00%, 1.00% Floor, 11.50% Cap)	1.10%		12/25/2033	184,437
3,302,188	Thornburg Mortgage Securities Trust, Series 2004-4-5A	1.95	% (b)	12/25/2044	3,204,257
6,058,418	Thornburg Mortgage Securities Trust, Series 2007-1-A1 (12 Month LIBOR USD + 1.30%, 0.11% Floor, 10.75% Cap)	1.86%		03/25/2037	5,882,564
1,941,624	Thornburg Mortgage Securities Trust, Series 2007-1-A2A (12 Month LIBOR USD + 1.30%, 0.11% Floor, 10.75% Cap)	1.86%		03/25/2037	1,869,090
17,386,263	Toorak Mortgage Corporation Ltd., Series 2019-1-A1	4.54	% (a)(l)	03/25/2022	17,435,887
51,696,006	Toorak Mortgage Corporation Ltd., Series 2019-2-A1	3.72	% (l)	09/25/2022	51,862,213
4,100,000	Toorak Mortgage Corporation Ltd., Series 2020-1-A2	3.23	% (a)(l)	03/25/2023	4,089,634
30,000,000	Toorak Mortgage Corporation Ltd., Series 2021-1-A1	2.24	% (a)(l)	06/25/2024	29,920,347

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,000,000	Tricon American Homes Trust, Series 2019-SFR1-E	3.40	% (a)	03/17/2038	5,015,283
8,900,000	Tricon American Homes Trust, Series 2020-SFR1-D	2.55	% (a)	07/17/2038	8,797,526
1,600,000	Tricon American Homes Trust, Series 2020-SFR1-E	3.54	% (a)	07/17/2038	1,622,029
16,000,000	Tricon Residential Trust, Series 2021-SFR1-B	2.24	% (a)	07/17/2038	15,788,923
13,250,000	Tricon Residential Trust, Series 2021-SFR1-C	2.34	% (a)	07/17/2038	13,048,947
5,250,000	Tricon Residential Trust, Series 2021-SFR1-D	2.59	% (a)	07/17/2038	5,182,396
10,000,000	Tricon Residential Trust, Series 2021-SFR1-E2	2.89	% (a)	07/17/2038	9,853,622
11,300,000	Tricon Residential Trust, Series 2021-SFR1-F	3.69	% (a)	07/17/2038	11,145,979
20,800,000	TVC Mortgage Trust, Series 2020-RTL1-A1	3.47	% (a)	09/25/2024	20,889,061
19,401,017	VCAT Asset Securitization LLC, Series 2021-NPL6-A1	1.92	% (a)(l)	09/25/2051	19,100,344
6,726,202	VCAT LLC, Series 2021-NPL3-A1	1.74	% (a)(l)	05/25/2051	6,663,345
32,000,252	VCAT LLC, Series 2021-NPL4-A1	1.87	% (a)(l)	08/25/2051	31,537,599
46,505,699	VCAT LLC, Series 2021-NPL5-A1	1.87	% (a)(l)	08/25/2051	45,900,799
13,831,512	Velocity Commercial Capital Loan Trust, Series 2017-2-AFX	3.07	% (a)(b)	11/25/2047	14,077,212
16,768,752	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05	% (a)(b)	10/26/2048	17,278,130
43,083,272	Velocity Commercial Capital Loan Trust, Series 2019-1-A	3.76	% (a)(b)	03/25/2049	44,245,253
3,967,549	Velocity Commercial Capital Loan Trust, Series 2019-1-M4	4.61	% (a)(b)	03/25/2049	3,994,485
15,807,860	Velocity Commercial Capital Loan Trust, Series 2019-2-A	3.13	% (a)(b)	07/25/2049	16,114,614
5,793,624	Velocity Commercial Capital Loan Trust, Series 2019-2-M1	3.26	% (a)(b)	07/25/2049	5,890,373
3,100,729	Velocity Commercial Capital Loan Trust, Series 2020-1-M4	3.54	% (a)(b)	02/25/2050	3,043,211
6,100,000	Verus Securitization Trust, Series 2021-3-M1	2.40	% (a)(b)	06/25/2066	6,033,104
4,588,000	Verus Securitization Trust, Series 2021-4-B1	3.05	% (a)(b)	07/25/2066	4,511,214
2,300,000	Verus Securitization Trust, Series 2021-4-B2	3.81	% (a)(b)	07/25/2066	2,256,366
2,500,000	Verus Securitization Trust, Series 2021-4-M1	2.20	% (a)(b)	07/25/2066	2,459,075
6,651,000	Verus Securitization Trust, Series 2021-5-B1	3.04	% (a)(b)	09/25/2066	6,547,250
9,255,000	Verus Securitization Trust, Series 2021-5-M1	2.33	% (a)(b)	09/25/2066	9,123,583
23,045,846	VOLT LLC, Series 2021-CF1-A1	1.99	% (a)(l)	08/25/2051	23,004,709
15,860,501	VOLT LLC, Series 2021-CF2-A1	2.49	% (a)(l)	11/27/2051	15,891,175
27,197,194	VOLT LLC, Series 2021-NPL1-A1	1.89	% (a)(l)	02/27/2051	27,047,598
8,851,673	VOLT LLC, Series 2021-NPL2-A1	1.89	% (a)(l)	02/27/2051	8,789,936
76,597,023	VOLT LLC, Series 2021-NPL3-A1	2.24	% (a)(l)	02/27/2051	76,263,994
10,891,288	VOLT LLC, Series 2021-NPL5-A1	2.12	% (a)(l)	03/27/2051	10,851,086
33,782,876	VOLT LLC, Series 2021-NPL6-A1	2.24	% (a)(l)	04/25/2051	33,614,221
3,152,921	VOLT LLC, Series 2021-NPL9-A1	1.99	% (a)(l)	05/25/2051	3,138,960
7,096,631	Voyager Trust, Series 2009-1-SAC3	9.49	% (a)(b)	02/25/2038	5,823,156
8,637,263	WaMu Asset-Backed Certificates Trust, Series 2007-HE1-2A2 (1 Month LIBOR USD + 0.11%, 0.11% Floor)	0.21%		01/25/2037	5,302,872
20,513,921	WaMu Asset-Backed Certificates Trust, Series 2007-HE2-2A2 (1 Month LIBOR USD + 0.22%, 0.22% Floor)	0.32%		02/25/2037	8,587,841
16,426,852	WaMu Asset-Backed Certificates Trust, Series 2007-HE4-1A (1 Month LIBOR USD + 0.17%, 0.17% Floor)	0.27%		07/25/2047	13,871,284
4,442,850	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR5-A12B (12 Month US Treasury Average + 0.98%, 0.98% Floor)	1.06%		06/25/2046	4,351,669
4,599,144	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	4,602,336
1,234,865	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-4-5A1	5.50%		06/25/2035	1,233,478

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
505,885	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB12 (-11 x 1 Month LIBOR USD + 50.60%, 50.60% Cap)	49.48	% (f)	07/25/2035	977,470
1,638,179	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB6 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.50% Cap)	0.70%		07/25/2035	1,467,647
369,275	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6-2A7	5.50%		08/25/2035	362,903
5,213,806	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-2CB6 (1 Month LIBOR USD + 1.45%, 1.45% Floor, 6.00% Cap)	1.55%		08/25/2035	4,887,759
473,982	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-2CB7 (-11 x 1 Month LIBOR USD + 50.05%, 50.05% Cap)	48.93	% (f)	08/25/2035	839,046
2,544,858	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-3CB	6.50%		08/25/2035	2,456,646
6,046,288	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-8-1A2	5.50%		10/25/2035	6,076,994
5,129,954	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-2A2	5.50%		11/25/2035	5,264,637
1,441,623	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-CX	5.50	% (d)	11/25/2035	262,405
5,188,224	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-2CB1	7.00%		02/25/2036	5,001,455
2,039,014	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	1,955,040
1,032,172	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A2	5.75%		02/25/2036	1,018,553
876,780	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A7	5.75%		02/25/2036	840,216
2,421,119	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-3-3CB4	6.00%		04/25/2036	2,438,171
1,407,269	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A8	5.75%		07/25/2036	1,300,028
2,892,421	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB1	6.00%		07/25/2036	2,588,873
5,253,855	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	4,702,483
13,957,226	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-3A3	6.72%		07/25/2036	4,811,744
5,816,316	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-3A5	6.95%		07/25/2036	2,004,063
8,453,992	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A4	4.19	% (k)	10/25/2036	4,173,640
3,026,858	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-9-A7	4.30	% (k)	10/25/2036	1,297,824
7,187,160	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-1A1	2.86	% (b)	09/25/2036	7,201,022
4,341,891	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	0.30%		12/25/2036	2,746,085
7,495,773	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15-1A (12 Month US Treasury Average + 0.84%, 0.84% Floor)	0.92%		11/25/2046	7,098,011
6,141,048	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR4-2A (12 Month US Treasury Average + 0.95%, 0.95% Floor)	1.03%		06/25/2046	5,081,465

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,514,597	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR5-4A (12 Month US Treasury Average + 0.99%, 0.99% Floor)	1.07%		06/25/2046	4,868,297
620,642	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6-2A3	2.78	% (b)	08/25/2036	596,074
1,447,312	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-HE2-A4 (1 Month LIBOR USD + 0.48%, 0.48% Floor)	0.58%		05/25/2036	1,321,444
8,417,689	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	8,394,272
2,880,660	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A2	6.00%		04/25/2037	2,856,408
3,964,438	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A3	6.00%		04/25/2037	3,930,781
2,737,094	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	2,746,906
203,947	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11 (-6 x 1 Month LIBOR USD + 39.48%, 39.48% Cap)	38.87	% (f)	06/25/2037	372,311
5,098,680	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A6	6.00%		06/25/2037	5,240,468
6,417,958	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3-4A1	2.83	% (b)	03/25/2037	6,357,113
8,794,839	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5-1A1	2.61	% (b)	05/25/2037	8,667,845
6,753,490	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OC1-A2 (1 Month LIBOR USD + 0.12%, 0.12% Floor)	0.22%		01/25/2047	6,842,405
666,707	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A10	6.00%		03/25/2037	656,213
2,927,363	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A3	6.00%		03/25/2037	2,881,284
2,524,027	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A5	6.00%		03/25/2037	2,484,298
4,136,754	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A6	6.00%		03/25/2037	4,071,639
16,913,225	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	16,848,461
2,714,740	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.00% Cap)	0.45%		06/25/2037	2,388,218
3,999,232	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A2 (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.55	% (d)(f)	06/25/2037	513,673
314,284	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	318,528
5,585,436	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	5,659,367
2,219,129	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A4	6.00%		07/25/2037	2,248,503
4,700,355	Wells Fargo Alternative Loan Trust, Series 2007-PA3-3A1	6.25%		07/25/2037	4,693,096
31,468,563	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	31,027,097
6,757,922	Wells Fargo Alternative Loan Trust, Series 2007-PA6-A1	2.69	% (b)	12/28/2037	6,663,519
1,957,093	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12-1A1	2.24	% (b)	09/25/2036	1,880,546
1,056,080	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13-A2	2.51	% (b)	09/25/2036	1,042,828
1,098,619	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	2.79	% (b)	04/25/2036	1,076,504
1,638,558	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	1,613,626
113,959	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A32	5.75%		06/25/2037	111,428
3,689,913	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A34	6.00%		06/25/2037	3,633,768
999,408	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	984,199
339,883	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A43 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	0.60%		06/25/2037	294,541

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
928,553	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A49	6.00%		06/25/2037	914,424
393,100	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A8 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	0.60%		06/25/2037	340,658
177,334	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A9 (-6 x 1 Month LIBOR USD + 39.00%, 39.00% Cap)	38.39	% (f)	06/25/2037	266,467
15,856,718	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR9-A1	2.84	% (b)	12/28/2037	15,532,227
35,750,000	ZH Trust, Series 2021-2-A	2.35	% (a)	10/17/2027	35,740,312
18,000,000	ZH Trust, Series 2021-2-B	3.51	% (a)	10/17/2027	17,372,592

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $13,487,835,586)					12,987,533,213

US Corporate Bonds - 0.0%
14,690,000	American Airlines, Inc.	3.95%		07/11/2030	14,556,581

Total US Corporate Bonds (Cost $14,690,000)					14,556,581

US Government and Agency Mortgage Backed Obligations - 43.5%
2,625,142	Federal Home Loan Mortgage Corporation, Pool C03490	4.50%		08/01/2040	2,901,000
20,292,878	Federal Home Loan Mortgage Corporation, Pool C91388	3.50%		02/01/2032	21,601,056
10,500,182	Federal Home Loan Mortgage Corporation, Pool C91403	3.50%		03/01/2032	11,177,130
10,714,230	Federal Home Loan Mortgage Corporation, Pool C91413	3.50%		12/01/2031	11,405,039
5,410,935	Federal Home Loan Mortgage Corporation, Pool C91417	3.50%		01/01/2032	5,759,725
21,770,768	Federal Home Loan Mortgage Corporation, Pool C91447	3.50%		05/01/2032	23,227,914
26,237,841	Federal Home Loan Mortgage Corporation, Pool C91594	3.00%		01/01/2033	27,756,456
7,837,391	Federal Home Loan Mortgage Corporation, Pool C91596	3.00%		02/01/2033	8,291,074
3,900,930	Federal Home Loan Mortgage Corporation, Pool D98901	3.50%		01/01/2032	4,152,372
9,103,284	Federal Home Loan Mortgage Corporation, Pool D98923	3.50%		01/01/2032	9,666,798
10,527,906	Federal Home Loan Mortgage Corporation, Pool D99724	3.00%		11/01/2032	11,137,215
9,221,402	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	10,442,024
1,811,850	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	2,054,867
7,061,933	Federal Home Loan Mortgage Corporation, Pool G07801	4.00%		10/01/2044	7,747,436
15,159,739	Federal Home Loan Mortgage Corporation, Pool G07862	4.00%		01/01/2044	16,611,334
16,243,799	Federal Home Loan Mortgage Corporation, Pool G07905	4.00%		01/01/2042	17,789,942
31,369,577	Federal Home Loan Mortgage Corporation, Pool G08534	3.00%		06/01/2043	33,129,406
10,140,053	Federal Home Loan Mortgage Corporation, Pool G08537	3.00%		07/01/2043	10,706,836
18,092,753	Federal Home Loan Mortgage Corporation, Pool G08614	3.00%		11/01/2044	19,021,177
21,848,777	Federal Home Loan Mortgage Corporation, Pool G08619	3.00%		12/01/2044	22,969,835
28,291,038	Federal Home Loan Mortgage Corporation, Pool G08622	3.00%		01/01/2045	29,742,744
53,520,873	Federal Home Loan Mortgage Corporation, Pool G08626	3.00%		02/01/2045	56,269,055
26,819,273	Federal Home Loan Mortgage Corporation, Pool G08631	3.00%		03/01/2045	28,198,335
76,621,859	Federal Home Loan Mortgage Corporation, Pool G08635	3.00%		04/01/2045	80,562,008
22,807,558	Federal Home Loan Mortgage Corporation, Pool G08640	3.00%		05/01/2045	23,980,719
122,789,041	Federal Home Loan Mortgage Corporation, Pool G08648	3.00%		06/01/2045	129,101,873
23,533,469	Federal Home Loan Mortgage Corporation, Pool G08653	3.00%		07/01/2045	24,765,407
13,584,890	Federal Home Loan Mortgage Corporation, Pool G08658	3.00%		08/01/2045	14,282,759
15,507,980	Federal Home Loan Mortgage Corporation, Pool G08670	3.00%		10/01/2045	16,302,937
179,695,965	Federal Home Loan Mortgage Corporation, Pool G08675	3.00%		11/01/2045	188,915,856
75,092,843	Federal Home Loan Mortgage Corporation, Pool G08680	3.00%		12/01/2045	78,946,210
31,639,943	Federal Home Loan Mortgage Corporation, Pool G08686	3.00%		01/01/2046	33,219,052

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
69,856,428	Federal Home Loan Mortgage Corporation, Pool G08692	3.00%	02/01/2046	73,438,682
22,307,512	Federal Home Loan Mortgage Corporation, Pool G08705	3.00%	05/01/2046	23,452,046
25,845,140	Federal Home Loan Mortgage Corporation, Pool G08715	3.00%	08/01/2046	27,160,686
1,468,384	Federal Home Loan Mortgage Corporation, Pool G08800	3.50%	02/01/2048	1,553,197
16,906,547	Federal Home Loan Mortgage Corporation, Pool G16072	3.00%	02/01/2032	17,865,507
30,587,837	Federal Home Loan Mortgage Corporation, Pool G60251	3.50%	10/01/2045	32,980,230
80,584,367	Federal Home Loan Mortgage Corporation, Pool G60393	3.50%	01/01/2046	86,492,246
14,049,937	Federal Home Loan Mortgage Corporation, Pool J22834	2.50%	03/01/2028	14,601,352
27,532,643	Federal Home Loan Mortgage Corporation, Pool Q13637	3.00%	11/01/2042	29,099,427
28,239,505	Federal Home Loan Mortgage Corporation, Pool Q13638	3.00%	11/01/2042	29,843,643
48,184,066	Federal Home Loan Mortgage Corporation, Pool Q16672	3.00%	03/01/2043	50,892,115
3,209,287	Federal Home Loan Mortgage Corporation, Pool Q23595	4.00%	12/01/2043	3,527,092
3,761,860	Federal Home Loan Mortgage Corporation, Pool Q24052	4.00%	01/01/2044	4,134,125
2,971,003	Federal Home Loan Mortgage Corporation, Pool Q24172	4.00%	01/01/2044	3,265,241
3,176,127	Federal Home Loan Mortgage Corporation, Pool Q24979	4.00%	02/01/2044	3,490,558
13,467,863	Federal Home Loan Mortgage Corporation, Pool Q31596	3.50%	02/01/2045	14,400,437
5,425,107	Federal Home Loan Mortgage Corporation, Pool Q32861	3.50%	04/01/2045	5,829,216
14,079,210	Federal Home Loan Mortgage Corporation, Pool Q32921	3.50%	04/01/2045	15,053,942
13,196,052	Federal Home Loan Mortgage Corporation, Pool Q39502	3.50%	03/01/2046	14,165,675
31,580,970	Federal Home Loan Mortgage Corporation, Pool Q44073	3.00%	09/01/2046	33,059,911
16,566,624	Federal Home Loan Mortgage Corporation, Pool QU7965	2.00%	09/01/2051	16,505,211
14,947,948	Federal Home Loan Mortgage Corporation, Pool QU7970	2.00%	09/01/2051	14,892,532
12,207,348	Federal Home Loan Mortgage Corporation, Pool RA2854	2.50%	06/01/2050	12,583,894
86,259,608	Federal Home Loan Mortgage Corporation, Pool RA3055	2.50%	07/01/2050	88,920,421
62,634,333	Federal Home Loan Mortgage Corporation, Pool RA3515	2.50%	09/01/2050	63,982,410
25,725,243	Federal Home Loan Mortgage Corporation, Pool RA4218	2.50%	12/01/2050	26,353,872
18,548,879	Federal Home Loan Mortgage Corporation, Pool RA4968	2.50%	04/01/2046	19,077,081
77,222,620	Federal Home Loan Mortgage Corporation, Pool RA5267	3.00%	05/01/2051	80,293,129
83,884,689	Federal Home Loan Mortgage Corporation, Pool RA6411	2.50%	11/01/2051	86,517,898
88,183,407	Federal Home Loan Mortgage Corporation, Pool RB5089	1.50%	12/01/2040	86,230,922
10,166,018	Federal Home Loan Mortgage Corporation, Pool RB5106	2.50%	03/01/2041	10,468,083
99,661,124	Federal Home Loan Mortgage Corporation, Pool RB5110	1.50%	05/01/2041	97,887,473
64,469,928	Federal Home Loan Mortgage Corporation, Pool RB5131	2.00%	10/01/2041	65,528,402
46,673,255	Federal Home Loan Mortgage Corporation, Pool RE6097	2.00%	05/01/2051	46,355,925
8,813,474	Federal Home Loan Mortgage Corporation, Pool SB0039	2.50%	04/01/2033	9,157,502
47,164,161	Federal Home Loan Mortgage Corporation, Pool SB8511	2.00%	05/01/2036	48,508,241
20,820,059	Federal Home Loan Mortgage Corporation, Pool SD0035	3.00%	04/01/2047	21,935,362
40,262,148	Federal Home Loan Mortgage Corporation, Pool SD0699	2.00%	11/01/2050	40,677,577
54,728,910	Federal Home Loan Mortgage Corporation, Pool SD0715	2.00%	09/01/2051	55,125,403
247,206,847	Federal Home Loan Mortgage Corporation, Pool SD7534	2.50%	02/01/2051	255,890,569
73,577,154	Federal Home Loan Mortgage Corporation, Pool SD8128	2.00%	02/01/2051	73,438,781
111,274,650	Federal Home Loan Mortgage Corporation, Pool SD8152	3.00%	06/01/2051	115,347,643
4,069,659	Federal Home Loan Mortgage Corporation, Pool SD8168	3.00%	09/01/2051	4,228,116
13,281,591	Federal Home Loan Mortgage Corporation, Pool SD8169	3.50%	09/01/2051	13,991,631
210,366,213	Federal Home Loan Mortgage Corporation, Pool SD8172	2.00%	10/01/2051	209,978,060
44,608,667	Federal Home Loan Mortgage Corporation, Pool SE9043	2.00%	09/01/2051	44,471,160

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,036,773	Federal Home Loan Mortgage Corporation, Pool T60392	4.00%		10/01/2041	1,100,349
1,756,746	Federal Home Loan Mortgage Corporation, Pool T60681	4.00%		05/01/2042	1,867,821
7,270,516	Federal Home Loan Mortgage Corporation, Pool T60782	3.50%		07/01/2042	7,582,468
9,457,799	Federal Home Loan Mortgage Corporation, Pool T60853	3.50%		09/01/2042	9,863,631
8,924,721	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	9,320,929
1,324,284	Federal Home Loan Mortgage Corporation, Pool T65110	3.50%		10/01/2042	1,383,086
9,768,753	Federal Home Loan Mortgage Corporation, Pool T65492	3.00%		06/01/2048	9,992,696
586,335	Federal Home Loan Mortgage Corporation, Pool T69016	5.00%		06/01/2041	638,594
13,820,020	Federal Home Loan Mortgage Corporation, Pool T69050	3.50%		05/01/2046	14,664,912
249,928	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	270,884
1,654,590	Federal Home Loan Mortgage Corporation, Pool U99125	3.00%		01/01/2043	1,757,472
29,776,100	Federal Home Loan Mortgage Corporation, Pool U99193	3.50%		03/01/2044	32,029,179
65,008,139	Federal Home Loan Mortgage Corporation, Pool V81821	3.00%		08/01/2045	68,595,013
18,199,420	Federal Home Loan Mortgage Corporation, Pool V82117	3.00%		12/01/2045	19,184,503
16,250,506	Federal Home Loan Mortgage Corporation, Pool V82209	3.50%		02/01/2046	17,444,940
8,124,089	Federal Home Loan Mortgage Corporation, Pool V82248	3.50%		03/01/2046	8,759,780
97,536,912	Federal Home Loan Mortgage Corporation, Pool Z40117	3.00%		04/01/2045	102,582,157
8,644,630	Federal Home Loan Mortgage Corporation, Pool ZS4750	3.00%		01/01/2048	9,013,498
18,605,062	Federal Home Loan Mortgage Corporation, Pool ZT1827	3.00%		07/01/2047	19,517,770
11,362,395	Federal Home Loan Mortgage Corporation, Series 2015-SC02-1A	3.00%		09/25/2045	11,369,115
6,586,320	Federal Home Loan Mortgage Corporation, Series 2016-SC01-1A	3.00%		07/25/2046	6,586,888
45,970,591	Federal Home Loan Mortgage Corporation, Series 2020-DNA2-M2 (1 Month LIBOR USD + 1.85%, 1.85% Floor)	1.95	% (a)	02/25/2050	46,168,513
2,607,176	Federal Home Loan Mortgage Corporation, Series 2021-MN1-M1 (Secured Overnight Financing Rate 30 Day Average + 2.00%)	2.05	% (a)	01/25/2051	2,597,967
1,250,000	Federal Home Loan Mortgage Corporation, Series 2021-MN1-M2 (Secured Overnight Financing Rate 30 Day Average + 3.75%)	3.80	% (a)	01/25/2051	1,286,440
588,029	Federal Home Loan Mortgage Corporation, Series 2519-ZD	5.50%		11/15/2032	655,642
320,263	Federal Home Loan Mortgage Corporation, Series 2596-ZL	5.00%		04/15/2033	356,450
16,312,955	Federal Home Loan Mortgage Corporation, Series 267-30	3.00%		08/15/2042	16,670,171
213,509	Federal Home Loan Mortgage Corporation, Series 2684-ZN	4.00%		10/15/2033	230,302
32,660,536	Federal Home Loan Mortgage Corporation, Series 269-30	3.00%		08/15/2042	33,387,661
12,391,934	Federal Home Loan Mortgage Corporation, Series 274-30	3.00%		08/15/2042	13,043,769
1,510,779	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	1,683,416
45,960,578	Federal Home Loan Mortgage Corporation, Series 280-30	3.00%		09/15/2042	48,538,139
3,732,511	Federal Home Loan Mortgage Corporation, Series 2825-PZ	5.50%		07/15/2034	4,241,570
8,646,834	Federal Home Loan Mortgage Corporation, Series 284-300	3.00%		10/15/2042	8,959,009
2,257,216	Federal Home Loan Mortgage Corporation, Series 2898-JZ	5.00%		12/15/2034	2,504,279
5,492,523	Federal Home Loan Mortgage Corporation, Series 2899-AZ	5.00%		12/15/2034	6,109,846
2,992,616	Federal Home Loan Mortgage Corporation, Series 2909-Z	5.00%		12/15/2034	3,331,467
5,926,497	Federal Home Loan Mortgage Corporation, Series 2932-Z	5.00%		02/15/2035	6,615,790
332,728	Federal Home Loan Mortgage Corporation, Series 2990-JL (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.54	% (d)(f)	03/15/2035	17,778
2,384,404	Federal Home Loan Mortgage Corporation, Series 3002-SN (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.39	% (d)(f)	07/15/2035	401,551
1,708,031	Federal Home Loan Mortgage Corporation, Series 3030-SL (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.99	% (d)(f)	09/15/2035	212,288

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
541,418	Federal Home Loan Mortgage Corporation, Series 3045-DI (-1 x 1 Month LIBOR USD + 6.73%, 6.73% Cap)	6.62	% (d)(f)	10/15/2035	74,375
3,806,276	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	4,266,765
614,876	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	655,925
1,848,852	Federal Home Loan Mortgage Corporation, Series 3174-PZ	5.00%		01/15/2036	2,068,393
490,415	Federal Home Loan Mortgage Corporation, Series 3187-JZ	5.00%		07/15/2036	544,739
1,301,418	Federal Home Loan Mortgage Corporation, Series 3188-ZK	5.00%		07/15/2036	1,451,604
2,281,353	Federal Home Loan Mortgage Corporation, Series 3203-SE (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.39	% (d)(f)	08/15/2036	375,639
2,693,014	Federal Home Loan Mortgage Corporation, Series 3203-Z	5.00%		07/15/2036	3,016,438
4,267,100	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	4,779,567
2,744,462	Federal Home Loan Mortgage Corporation, Series 3261-SA (-1 x 1 Month LIBOR USD + 6.43%, 6.43% Cap)	6.32	% (d)(f)	01/15/2037	509,061
7,380,628	Federal Home Loan Mortgage Corporation, Series 326-300	3.00%		03/15/2044	7,648,138
2,796,578	Federal Home Loan Mortgage Corporation, Series 3275-SC (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	5.97	% (d)(f)	02/15/2037	391,730
680,020	Federal Home Loan Mortgage Corporation, Series 3315-HZ	6.00%		05/15/2037	771,344
1,963,551	Federal Home Loan Mortgage Corporation, Series 3326-GS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.54	% (d)(f)	06/15/2037	334,867
460,051	Federal Home Loan Mortgage Corporation, Series 3351-ZC	5.50%		07/15/2037	513,476
5,830,992	Federal Home Loan Mortgage Corporation, Series 3355-BI (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.94	% (d)(f)	08/15/2037	925,035
239,907	Federal Home Loan Mortgage Corporation, Series 3369-Z	6.00%		09/15/2037	273,751
608,724	Federal Home Loan Mortgage Corporation, Series 3405-ZG	5.50%		01/15/2038	681,229
617,872	Federal Home Loan Mortgage Corporation, Series 3417-SI (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap)	6.07	% (d)(f)	02/15/2038	83,437
1,374,641	Federal Home Loan Mortgage Corporation, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.54	% (d)(f)	03/15/2038	165,846
225,730	Federal Home Loan Mortgage Corporation, Series 3423-SG (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.54	% (d)(f)	03/15/2038	26,517
244,573	Federal Home Loan Mortgage Corporation, Series 3451-S (-1 x 1 Month LIBOR USD + 6.03%, 6.03% Cap)	5.92	% (d)(f)	02/15/2037	38,501
297,131	Federal Home Loan Mortgage Corporation, Series 3455-SC (-1 x 1 Month LIBOR USD + 6.06%, 6.06% Cap)	5.95	% (d)(f)	06/15/2038	39,954
158,951	Federal Home Loan Mortgage Corporation, Series 3473-SM (-1 x 1 Month LIBOR USD + 6.07%, 6.07% Cap)	5.96	% (d)(f)	07/15/2038	19,811
2,103,116	Federal Home Loan Mortgage Corporation, Series 3484-SE (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	5.74	% (d)(f)	08/15/2038	279,634
3,076,314	Federal Home Loan Mortgage Corporation, Series 3519-SD (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	5.44	% (d)(f)	02/15/2038	427,415
952,014	Federal Home Loan Mortgage Corporation, Series 3524-LB	3.31%		06/15/2038	997,047
74,038	Federal Home Loan Mortgage Corporation, Series 3530-GZ	4.50	% (g)	05/15/2039	73,905
3,081,402	Federal Home Loan Mortgage Corporation, Series 3541-EI (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.64	% (d)(f)	06/15/2039	568,006
328,510	Federal Home Loan Mortgage Corporation, Series 3545-SA (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.04	% (d)(f)	06/15/2039	56,371
136,660	Federal Home Loan Mortgage Corporation, Series 3549-SA (-1 x 1 Month LIBOR USD + 5.80%, 5.80% Cap)	5.69	% (d)(f)	07/15/2039	17,928
50,804,064	Federal Home Loan Mortgage Corporation, Series 357-200	2.00%		09/15/2047	52,197,943
3,627,847	Federal Home Loan Mortgage Corporation, Series 3577-LS (-1 x 1 Month LIBOR USD + 7.20%, 7.20% Cap)	7.09	% (d)(f)	08/15/2035	626,647

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
958,792	Federal Home Loan Mortgage Corporation, Series 3582-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.89	% (d)(f)	10/15/2049	128,321
1,086,572	Federal Home Loan Mortgage Corporation, Series 3583-GB	4.50%		10/15/2039	1,178,144
2,216,631	Federal Home Loan Mortgage Corporation, Series 3616-SG (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	6.24	% (d)(f)	03/15/2032	304,223
3,164,972	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	3,579,866
4,673,510	Federal Home Loan Mortgage Corporation, Series 3641-Z	5.50%		02/15/2036	5,287,026
4,273,198	Federal Home Loan Mortgage Corporation, Series 3654-ZB	5.50%		11/15/2037	4,795,896
10,211,879	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	11,569,282
641,926	Federal Home Loan Mortgage Corporation, Series 3667-SB (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.34	% (d)(f)	05/15/2040	99,435
4,076,952	Federal Home Loan Mortgage Corporation, Series 3702-SG (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.94	% (d)(f)	08/15/2032	496,662
1,420,794	Federal Home Loan Mortgage Corporation, Series 3704-EI	5.00	% (d)	12/15/2036	285,009
1,843,311	Federal Home Loan Mortgage Corporation, Series 3712-SG (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	24.50	% (f)	08/15/2040	2,461,769
2,504,118	Federal Home Loan Mortgage Corporation, Series 3724-CM	5.50%		06/15/2037	2,813,344
8,338,162	Federal Home Loan Mortgage Corporation, Series 3726-SA (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.94	% (d)(f)	09/15/2040	1,451,911
384,428	Federal Home Loan Mortgage Corporation, Series 3741-SC (-2 x 1 Month LIBOR USD + 10.00%, 10.00% Cap)	9.78	% (f)	10/15/2040	432,488
5,783,493	Federal Home Loan Mortgage Corporation, Series 3752-BS (-2 x 1 Month LIBOR USD + 10.00%, 10.00% Cap)	9.80	% (f)	11/15/2040	6,150,154
16,547,232	Federal Home Loan Mortgage Corporation, Series 3768-ZX	5.00%		12/15/2040	18,512,046
2,645,112	Federal Home Loan Mortgage Corporation, Series 3771-AL	4.00%		12/15/2030	2,817,013
7,496,603	Federal Home Loan Mortgage Corporation, Series 3779-BY	3.50%		12/15/2030	7,945,632
15,775,827	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	17,239,232
8,088,976	Federal Home Loan Mortgage Corporation, Series 3779-LB	4.00%		12/15/2030	8,706,076
2,028,246	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	2,154,411
6,700,446	Federal Home Loan Mortgage Corporation, Series 3783-AC	4.00%		01/15/2031	7,202,405
3,616,298	Federal Home Loan Mortgage Corporation, Series 3786-SG (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	9.28	% (f)	01/15/2041	3,724,681
5,778,028	Federal Home Loan Mortgage Corporation, Series 3788-AY	3.50%		01/15/2031	6,130,309
1,102,337	Federal Home Loan Mortgage Corporation, Series 3790-Z	4.00%		01/15/2041	1,183,583
15,100,318	Federal Home Loan Mortgage Corporation, Series 3800-VZ	4.50%		02/15/2041	16,523,518
2,005,626	Federal Home Loan Mortgage Corporation, Series 3803-ZM	4.00%		02/15/2041	2,146,897
21,922,635	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	24,787,909
7,964,893	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	8,406,817
6,697,006	Federal Home Loan Mortgage Corporation, Series 3812-EY	3.50%		02/15/2031	7,101,374
2,087,338	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	2,311,669
1,202,236	Federal Home Loan Mortgage Corporation, Series 3819-MS (-1 x 1 Month LIBOR USD + 6.47%, 6.47% Cap)	6.36	% (d)(f)	06/15/2040	35,769
4,882,791	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	5,530,847
15,860,589	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	16,839,844
3,350,433	Federal Home Loan Mortgage Corporation, Series 3828-SW (-3 x 1 Month LIBOR USD + 13.20%, 13.20% Cap)	12.87	% (f)	02/15/2041	4,393,761
5,740,676	Federal Home Loan Mortgage Corporation, Series 3829-VZ	4.00%		03/15/2041	6,100,783
8,513,586	Federal Home Loan Mortgage Corporation, Series 3843-PZ	5.00	% (g)	04/15/2041	9,713,707
14,885,126	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	16,738,437

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,044,335	Federal Home Loan Mortgage Corporation, Series 3870-PB	4.50%		06/15/2041	5,500,393
22,988,591	Federal Home Loan Mortgage Corporation, Series 3871-LZ	5.50%		06/15/2041	26,158,313
7,147,808	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	7,578,111
3,878,040	Federal Home Loan Mortgage Corporation, Series 3877-EY	4.50%		06/15/2041	4,062,236
1,404,637	Federal Home Loan Mortgage Corporation, Series 3877-GY	4.50%		06/15/2041	1,455,258
9,477,803	Federal Home Loan Mortgage Corporation, Series 3877-ZU	4.50%		06/15/2041	9,819,834
3,130,508	Federal Home Loan Mortgage Corporation, Series 3900-SB (-1 x 1 Month LIBOR USD + 5.97%, 5.97% Cap)	5.86	% (d)(f)	07/15/2041	443,691
13,056,514	Federal Home Loan Mortgage Corporation, Series 3901-VZ	4.00%		07/15/2041	13,893,161
22,788,598	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	25,495,040
3,145,822	Federal Home Loan Mortgage Corporation, Series 3910-ZE	5.00%		10/15/2034	3,508,293
3,973,822	Federal Home Loan Mortgage Corporation, Series 3919-KL	4.50%		09/15/2041	4,150,173
16,134,733	Federal Home Loan Mortgage Corporation, Series 3919-ZJ	4.00%		09/15/2041	17,590,662
931,792	Federal Home Loan Mortgage Corporation, Series 3942-JZ	4.00%		10/15/2041	980,780
4,910,480	Federal Home Loan Mortgage Corporation, Series 3944-AZ	4.00%		10/15/2041	5,266,092
1,658,805	Federal Home Loan Mortgage Corporation, Series 3946-SM (-3 x 1 Month LIBOR USD + 14.70%, 14.70% Cap)	14.37	% (f)	10/15/2041	2,367,941
14,144,190	Federal Home Loan Mortgage Corporation, Series 3969-AB	4.00%		10/15/2033	15,255,519
2,345,359	Federal Home Loan Mortgage Corporation, Series 3982-AZ	3.50%		01/15/2042	2,408,502
59,460,408	Federal Home Loan Mortgage Corporation, Series 3990-ZA	3.50%		01/15/2042	62,902,618
4,244,620	Federal Home Loan Mortgage Corporation, Series 3999-EZ	4.00%		02/15/2042	4,521,273
25,599,570	Federal Home Loan Mortgage Corporation, Series 3999-ZB	4.00%		02/15/2042	27,256,901
35,267,077	Federal Home Loan Mortgage Corporation, Series 4016-KZ	4.00	% (g)	03/15/2042	38,361,989
934,760	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	938,119
1,286,734	Federal Home Loan Mortgage Corporation, Series 4050-ND	2.50%		09/15/2041	1,299,247
83,928,505	Federal Home Loan Mortgage Corporation, Series 4084-TZ	4.00%		07/15/2042	89,186,063
47,730,624	Federal Home Loan Mortgage Corporation, Series 4097-ZA	3.50	% (g)	08/15/2042	50,814,528
55,927,484	Federal Home Loan Mortgage Corporation, Series 4109-GE	4.50%		10/15/2041	61,079,367
18,363,063	Federal Home Loan Mortgage Corporation, Series 4116-AP	1.35%		08/15/2042	18,126,653
4,103,526	Federal Home Loan Mortgage Corporation, Series 4121-AV	3.00%		12/15/2035	4,252,779
21,820,839	Federal Home Loan Mortgage Corporation, Series 4160-HP	2.50%		01/15/2033	22,476,918
19,430,362	Federal Home Loan Mortgage Corporation, Series 4162-ZJ	3.00%		02/15/2033	20,340,488
1,898,579	Federal Home Loan Mortgage Corporation, Series 4165-ZT	3.00%		02/15/2043	1,923,425
48,953,209	Federal Home Loan Mortgage Corporation, Series 4174-Z	3.50	% (g)	03/15/2043	52,128,735
94,033,168	Federal Home Loan Mortgage Corporation, Series 4179-AZ	4.00%		01/15/2041	101,033,411
10,481,847	Federal Home Loan Mortgage Corporation, Series 4183-ZB	3.00%		03/15/2043	10,656,432
4,115,203	Federal Home Loan Mortgage Corporation, Series 4186-ZJ	3.00%		03/15/2033	4,237,508
11,576,260	Federal Home Loan Mortgage Corporation, Series 4189-ML	3.00%		04/15/2038	12,059,592
43,587,600	Federal Home Loan Mortgage Corporation, Series 4212-US (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.28	% (f)	06/15/2043	44,867,214
20,965,806	Federal Home Loan Mortgage Corporation, Series 4223-US (-1 x 1 Month LIBOR USD + 5.43%, 5.43% Cap)	5.31	% (f)	07/15/2043	21,904,177
27,989,770	Federal Home Loan Mortgage Corporation, Series 4223-ZV	4.00	% (g)	07/15/2043	30,708,967
6,022,057	Federal Home Loan Mortgage Corporation, Series 4229-TZ	3.00%		06/15/2043	6,161,408
34,987,212	Federal Home Loan Mortgage Corporation, Series 4229-ZA	4.00	% (g)	07/15/2043	38,246,456
9,390,665	Federal Home Loan Mortgage Corporation, Series 4249-CS (-1 x 1 Month LIBOR USD + 4.65%, 4.65% Cap)	4.58	% (f)	09/15/2043	9,151,350

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
24,440,223	Federal Home Loan Mortgage Corporation, Series 4250-BZ	3.00	% (g)	09/15/2033	25,652,761
12,865,217	Federal Home Loan Mortgage Corporation, Series 4267-BZ	4.00%		10/15/2040	13,828,327
24,146,501	Federal Home Loan Mortgage Corporation, Series 4283-ZL	3.00	% (g)	08/15/2033	25,449,176
21,273,417	Federal Home Loan Mortgage Corporation, Series 4355-ZX	4.00%		05/15/2044	23,252,024
691,040	Federal Home Loan Mortgage Corporation, Series 4360-KA	3.00%		05/15/2040	691,311
16,817,418	Federal Home Loan Mortgage Corporation, Series 4376-GZ	3.00	% (g)	08/15/2044	17,975,546
53,466,638	Federal Home Loan Mortgage Corporation, Series 4377-LZ	3.00	% (g)	08/15/2044	57,071,648
12,197,776	Federal Home Loan Mortgage Corporation, Series 4377-UZ	3.00%		08/15/2044	12,559,282
2,202,682	Federal Home Loan Mortgage Corporation, Series 4379-KA	3.00%		08/15/2044	2,308,000
2,341,673	Federal Home Loan Mortgage Corporation, Series 4384-A	3.00%		12/15/2040	2,360,754
29,225,752	Federal Home Loan Mortgage Corporation, Series 4384-ZY	3.00	% (g)	09/15/2044	31,128,068
14,228,580	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	14,308,265
148,121,271	Federal Home Loan Mortgage Corporation, Series 4390-NZ	3.00	% (g)	09/15/2044	158,157,494
3,164,058	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	3,180,076
17,025,077	Federal Home Loan Mortgage Corporation, Series 4408-PB	3.00%		04/15/2044	17,401,178
26,362,941	Federal Home Loan Mortgage Corporation, Series 4427-CE	3.00%		02/15/2034	27,152,927
10,218,682	Federal Home Loan Mortgage Corporation, Series 4427-PS (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.49	% (d)(f)	07/15/2044	973,687
12,023,224	Federal Home Loan Mortgage Corporation, Series 4429-HA	3.00%		04/15/2034	12,193,531
28,225,855	Federal Home Loan Mortgage Corporation, Series 4434-LZ	3.00	% (g)	02/15/2045	30,328,574
2,070,607	Federal Home Loan Mortgage Corporation, Series 4438-B	3.00%		10/15/2043	2,100,513
10,554,015	Federal Home Loan Mortgage Corporation, Series 4441-VZ	3.00	% (g)	02/15/2045	11,357,106
6,385,925	Federal Home Loan Mortgage Corporation, Series 4444-CH	3.00%		01/15/2041	6,443,656
30,680,277	Federal Home Loan Mortgage Corporation, Series 4444-CZ	3.00	% (g)	02/15/2045	32,853,134
4,125,654	Federal Home Loan Mortgage Corporation, Series 4447-A	3.00%		06/15/2041	4,155,452
28,165,841	Federal Home Loan Mortgage Corporation, Series 4447-YZ	4.00%		08/15/2043	30,435,859
9,417,107	Federal Home Loan Mortgage Corporation, Series 4462-ZA	3.00	% (g)	04/15/2045	9,887,720
51,379,645	Federal Home Loan Mortgage Corporation, Series 4463-ZC	3.00%		04/15/2045	52,771,601
30,527,449	Federal Home Loan Mortgage Corporation, Series 4467-ZA	3.00	% (g)	04/15/2045	32,241,467
26,921,884	Federal Home Loan Mortgage Corporation, Series 4471-BA	3.00%		12/15/2041	27,429,881
23,410,072	Federal Home Loan Mortgage Corporation, Series 4471-BC	3.00%		12/15/2041	23,868,048
51,577,566	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	53,176,883
11,986,868	Federal Home Loan Mortgage Corporation, Series 4481-B	3.00%		12/15/2042	12,102,847
73,326,425	Federal Home Loan Mortgage Corporation, Series 4483-CA	3.00%		06/15/2044	75,685,483
40,892,796	Federal Home Loan Mortgage Corporation, Series 4483-PA	2.50%		06/15/2045	41,972,349
9,927,528	Federal Home Loan Mortgage Corporation, Series 4492-GZ	3.50%		07/15/2045	10,330,955
3,353,350	Federal Home Loan Mortgage Corporation, Series 4498-PD	2.50%		08/15/2042	3,373,317
5,944,617	Federal Home Loan Mortgage Corporation, Series 4499-AB	3.00%		06/15/2042	6,011,488
7,644,507	Federal Home Loan Mortgage Corporation, Series 4500-GO	0.00	% (e)	08/15/2045	7,033,081
15,212,270	Federal Home Loan Mortgage Corporation, Series 4504-CA	3.00%		04/15/2044	15,673,007
24,212,407	Federal Home Loan Mortgage Corporation, Series 4527-GA	3.00%		02/15/2044	25,060,986
52,389,111	Federal Home Loan Mortgage Corporation, Series 4533-AB	3.00%		06/15/2044	54,291,789
47,984,622	Federal Home Loan Mortgage Corporation, Series 4543-HG	2.70%		04/15/2044	49,378,729
71,591,286	Federal Home Loan Mortgage Corporation, Series 4573-CA	3.00%		11/15/2044	74,190,379
15,458,455	Federal Home Loan Mortgage Corporation, Series 4573-DA	3.00%		03/15/2045	15,656,682
52,159,145	Federal Home Loan Mortgage Corporation, Series 4582-HA	3.00%		09/15/2045	54,147,306

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
16,121,155	Federal Home Loan Mortgage Corporation, Series 4588-DA	3.00%		02/15/2044	16,295,457
11,236,816	Federal Home Loan Mortgage Corporation, Series 4629-KA	3.00%		03/15/2045	11,372,944
9,817,860	Federal Home Loan Mortgage Corporation, Series 4744-KA	3.00%		08/15/2046	10,018,227
663,063	Federal Home Loan Mortgage Corporation, Series 4766-JA	3.00%		07/15/2044	663,017
9,783,743	Federal Home Loan Mortgage Corporation, Series 4766-ZB	4.00	% (g)	01/15/2048	10,735,531
7,120,639	Federal Home Loan Mortgage Corporation, Series 4791-IO	3.00	% (d)	05/15/2048	824,219
42,592,462	Federal Home Loan Mortgage Corporation, Series 4791-JT	3.00%		05/15/2048	43,614,331
5,645,344	Federal Home Loan Mortgage Corporation, Series 4791-LI	3.00	% (d)	05/15/2048	507,746
5,645,344	Federal Home Loan Mortgage Corporation, Series 4791-LO	0.00	% (e)	05/15/2048	5,146,494
22,969,804	Federal Home Loan Mortgage Corporation, Series 4791-PO	0.00	% (e)	05/15/2048	21,013,397
18,226,301	Federal Home Loan Mortgage Corporation, Series 4792-A	3.00%		05/15/2048	18,760,512
12,104,472	Federal Home Loan Mortgage Corporation, Series 4793-C	3.00%		06/15/2048	12,510,376
10,475,458	Federal Home Loan Mortgage Corporation, Series 4795-AO	0.00	% (e)	05/15/2048	9,607,554
8,149,755	Federal Home Loan Mortgage Corporation, Series 4801-OG	0.00	% (e)	06/15/2048	7,462,766
16,155,957	Federal Home Loan Mortgage Corporation, Series 4901-BD	3.00%		07/25/2049	16,922,505
36,284,736	Federal Home Loan Mortgage Corporation, Series 4924-ST (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.90	% (d)(f)	08/25/2048	6,096,772
15,331,710	Federal Home Loan Mortgage Corporation, Series 5004-LS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.05	% (d)(f)	07/25/2050	3,235,768
66,781,585	Federal Home Loan Mortgage Corporation, Series 5105-NH	2.00%		02/25/2037	67,257,057
10,094,339	Federal Home Loan Mortgage Corporation, Series 5112-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 2.50% Cap)	2.45	% (d)(f)	06/25/2051	634,795
26,928,543	Federal Home Loan Mortgage Corporation, Series 5117-D	2.00%		06/25/2051	27,188,740
54,307,810	Federal Home Loan Mortgage Corporation, Series 5126-AH	2.00%		02/25/2037	54,806,910
31,090,477	Federal Home Loan Mortgage Corporation, Series 5145-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	2.55	% (d)(f)	09/25/2051	1,999,432
15,887,218	Federal Home Loan Mortgage Corporation, Series 5159-CD	1.50%		07/25/2041	15,871,523
46,817,665	Federal Home Loan Mortgage Corporation, Series 5160-S (-1 x Secured Overnight Financing Rate 30 Day Average + 3.74%, 3.74% Cap)	3.69	% (d)(f)	08/25/2050	5,830,714
25,052,083	Federal Home Loan Mortgage Corporation, Series 5175-CZ	2.50	% (g)	09/25/2051	24,303,126
95,000,000	Federal Home Loan Mortgage Corporation, Series K-1517-A2	1.72%		07/25/2035	90,422,662
31,832,690	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	36,092,085
4,602,736	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	5,186,046
3,362,062	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	3,798,787
5,449,055	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	6,153,651
3,773,824	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	4,262,014
1,558,512	Federal National Mortgage Association Pass-Thru, Pool 735667	5.00%		07/01/2035	1,758,049
1,269,345	Federal National Mortgage Association Pass-Thru, Pool 735893	5.00%		10/01/2035	1,435,495
3,087,132	Federal National Mortgage Association Pass-Thru, Pool 745275	5.00%		02/01/2036	3,493,143
125,666	Federal National Mortgage Association Pass-Thru, Pool 888695	5.00%		08/01/2037	142,193
726,057	Federal National Mortgage Association Pass-Thru, Pool 888968	5.00%		08/01/2035	816,463
5,818,752	Federal National Mortgage Association Pass-Thru, Pool 890549	4.00%		11/01/2043	6,394,232
6,577,131	Federal National Mortgage Association Pass-Thru, Pool 890565	3.00%		11/01/2043	6,942,556
478,714	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	528,877
96,018	Federal National Mortgage Association Pass-Thru, Pool 975116	5.00%		05/01/2038	108,945

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
1,046,752	Federal National Mortgage Association Pass-Thru, Pool 986864	6.50%	08/01/2038	1,249,413
608,141	Federal National Mortgage Association Pass-Thru, Pool 987316	6.50%	09/01/2038	708,067
6,133,841	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%	07/01/2035	6,927,560
10,141,399	Federal National Mortgage Association Pass-Thru, Pool 995849	5.00%	08/01/2036	11,460,783
8,299,515	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%	01/01/2031	8,892,059
163,095	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%	09/01/2035	171,960
591,139	Federal National Mortgage Association Pass-Thru, Pool AB3713	4.00%	10/01/2031	632,177
4,175,917	Federal National Mortgage Association Pass-Thru, Pool AB3796	3.50%	11/01/2031	4,468,805
757,417	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%	11/01/2041	792,870
1,117,329	Federal National Mortgage Association Pass-Thru, Pool AB3923	4.00%	11/01/2041	1,169,347
15,785,212	Federal National Mortgage Association Pass-Thru, Pool AB4167	3.50%	01/01/2032	16,913,742
13,364,899	Federal National Mortgage Association Pass-Thru, Pool AB4261	3.50%	01/01/2032	14,221,793
2,210,048	Federal National Mortgage Association Pass-Thru, Pool AB5084	3.50%	05/01/2032	2,356,329
5,572,479	Federal National Mortgage Association Pass-Thru, Pool AB5156	3.50%	05/01/2032	5,940,715
7,831,399	Federal National Mortgage Association Pass-Thru, Pool AB5212	3.50%	05/01/2032	8,349,941
5,195,017	Federal National Mortgage Association Pass-Thru, Pool AB5243	4.00%	05/01/2042	5,454,816
12,492,717	Federal National Mortgage Association Pass-Thru, Pool AB5911	3.00%	08/01/2032	13,206,247
3,831,879	Federal National Mortgage Association Pass-Thru, Pool AB6280	3.00%	09/01/2042	4,058,670
5,641,735	Federal National Mortgage Association Pass-Thru, Pool AB6349	3.00%	10/01/2032	5,963,186
15,948,707	Federal National Mortgage Association Pass-Thru, Pool AB6750	3.00%	10/01/2032	16,860,235
7,666,879	Federal National Mortgage Association Pass-Thru, Pool AB6751	3.00%	10/01/2032	8,077,173
41,149,180	Federal National Mortgage Association Pass-Thru, Pool AB6854	3.00%	11/01/2042	43,453,851
30,171,453	Federal National Mortgage Association Pass-Thru, Pool AB7077	3.00%	11/01/2042	31,854,675
25,792,645	Federal National Mortgage Association Pass-Thru, Pool AB7344	3.00%	12/01/2032	27,269,206
12,802,962	Federal National Mortgage Association Pass-Thru, Pool AB7776	3.00%	02/01/2043	13,529,250
16,259,684	Federal National Mortgage Association Pass-Thru, Pool AB7877	3.00%	02/01/2043	17,261,873
7,179,971	Federal National Mortgage Association Pass-Thru, Pool AB8418	3.00%	02/01/2033	7,590,907
10,946,651	Federal National Mortgage Association Pass-Thru, Pool AB8520	3.00%	02/01/2033	11,572,762
12,795,582	Federal National Mortgage Association Pass-Thru, Pool AB8703	3.00%	03/01/2038	13,389,485
5,941,961	Federal National Mortgage Association Pass-Thru, Pool AB8858	3.00%	04/01/2033	6,280,275
10,907,783	Federal National Mortgage Association Pass-Thru, Pool AB9020	3.00%	04/01/2038	11,411,319
8,989,374	Federal National Mortgage Association Pass-Thru, Pool AB9197	3.00%	05/01/2033	9,501,692
28,604,530	Federal National Mortgage Association Pass-Thru, Pool AB9406	3.00%	05/01/2033	30,240,730
5,237,889	Federal National Mortgage Association Pass-Thru, Pool AB9409	3.00%	05/01/2033	5,536,075
263,317	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%	06/01/2030	281,910
417,881	Federal National Mortgage Association Pass-Thru, Pool AD6438	5.00%	06/01/2040	472,511
278,726	Federal National Mortgage Association Pass-Thru, Pool AD7859	5.00%	06/01/2040	313,075
3,468,965	Federal National Mortgage Association Pass-Thru, Pool AH0607	4.00%	12/01/2040	3,798,782
263,530	Federal National Mortgage Association Pass-Thru, Pool AH1140	4.50%	12/01/2040	280,218
2,219,877	Federal National Mortgage Association Pass-Thru, Pool AH4437	4.00%	01/01/2041	2,330,444
1,006,829	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%	02/01/2031	1,078,147
2,145,793	Federal National Mortgage Association Pass-Thru, Pool AH9323	4.00%	04/01/2026	2,259,068
511,668	Federal National Mortgage Association Pass-Thru, Pool AI9831	4.00%	09/01/2041	536,828
838,573	Federal National Mortgage Association Pass-Thru, Pool AJ1265	4.00%	09/01/2041	902,141
258,667	Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%	09/01/2041	270,762
1,631,377	Federal National Mortgage Association Pass-Thru, Pool AJ1467	4.00%	10/01/2041	1,712,595

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
2,195,844	Federal National Mortgage Association Pass-Thru, Pool AJ3392	4.00%	10/01/2041	2,304,625
1,153,157	Federal National Mortgage Association Pass-Thru, Pool AJ3854	4.00%	10/01/2041	1,210,466
6,344,463	Federal National Mortgage Association Pass-Thru, Pool AJ4118	4.00%	11/01/2041	6,660,120
1,392,848	Federal National Mortgage Association Pass-Thru, Pool AJ4131	4.00%	10/01/2041	1,461,824
1,107,696	Federal National Mortgage Association Pass-Thru, Pool AJ5172	4.00%	11/01/2041	1,162,460
10,065,816	Federal National Mortgage Association Pass-Thru, Pool AJ5322	4.00%	11/01/2041	11,004,971
3,944,668	Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%	12/01/2041	4,111,908
1,619,940	Federal National Mortgage Association Pass-Thru, Pool AJ8334	4.00%	12/01/2041	1,700,596
13,324,038	Federal National Mortgage Association Pass-Thru, Pool AK0713	3.50%	01/01/2032	14,177,899
1,903,498	Federal National Mortgage Association Pass-Thru, Pool AK4039	4.00%	02/01/2042	1,998,252
3,094,254	Federal National Mortgage Association Pass-Thru, Pool AK4763	4.00%	02/01/2042	3,247,770
1,699,872	Federal National Mortgage Association Pass-Thru, Pool AK9438	4.00%	03/01/2042	1,779,351
2,572,338	Federal National Mortgage Association Pass-Thru, Pool AK9439	4.00%	03/01/2042	2,700,710
539,289	Federal National Mortgage Association Pass-Thru, Pool AK9446	4.50%	03/01/2042	584,466
61,703,836	Federal National Mortgage Association Pass-Thru, Pool AL3699	3.00%	06/01/2043	65,502,347
32,599,353	Federal National Mortgage Association Pass-Thru, Pool AL3883	3.00%	07/01/2043	34,604,845
950,036	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%	04/01/2026	996,485
5,305,861	Federal National Mortgage Association Pass-Thru, Pool AL4312	4.00%	10/01/2043	5,830,737
11,583,919	Federal National Mortgage Association Pass-Thru, Pool AL6075	3.50%	09/01/2053	12,029,313
20,554,654	Federal National Mortgage Association Pass-Thru, Pool AL6076	3.00%	06/01/2053	20,985,653
30,981,390	Federal National Mortgage Association Pass-Thru, Pool AL6141	4.00%	04/01/2042	33,926,312
27,999,442	Federal National Mortgage Association Pass-Thru, Pool AL6325	3.00%	10/01/2044	29,519,697
9,194,498	Federal National Mortgage Association Pass-Thru, Pool AL6486	4.50%	02/01/2045	10,075,161
29,496,450	Federal National Mortgage Association Pass-Thru, Pool AL6538	4.50%	06/01/2044	32,580,088
27,090,436	Federal National Mortgage Association Pass-Thru, Pool AL8304	3.50%	03/01/2046	29,184,192
8,348,996	Federal National Mortgage Association Pass-Thru, Pool AO2980	4.00%	05/01/2042	8,752,660
16,342,691	Federal National Mortgage Association Pass-Thru, Pool AP4787	3.50%	09/01/2042	17,034,738
13,856,683	Federal National Mortgage Association Pass-Thru, Pool AP4789	3.50%	09/01/2042	14,430,326
7,968,131	Federal National Mortgage Association Pass-Thru, Pool AQ5541	3.00%	12/01/2042	8,410,723
8,519,248	Federal National Mortgage Association Pass-Thru, Pool AR9856	3.00%	04/01/2043	8,993,012
9,507,621	Federal National Mortgage Association Pass-Thru, Pool AS1927	4.50%	03/01/2044	10,514,029
9,339,084	Federal National Mortgage Association Pass-Thru, Pool AS2038	4.50%	03/01/2044	10,295,194
5,276,248	Federal National Mortgage Association Pass-Thru, Pool AS2517	4.50%	05/01/2044	5,759,244
3,036,410	Federal National Mortgage Association Pass-Thru, Pool AS2551	4.50%	06/01/2044	3,330,853
2,619,896	Federal National Mortgage Association Pass-Thru, Pool AS2765	4.50%	07/01/2044	2,856,431
13,151,655	Federal National Mortgage Association Pass-Thru, Pool AS3201	3.00%	08/01/2034	13,860,544
6,324,355	Federal National Mortgage Association Pass-Thru, Pool AS3456	3.00%	10/01/2034	6,684,594
12,251,500	Federal National Mortgage Association Pass-Thru, Pool AS3666	3.00%	10/01/2034	12,950,614
38,398,041	Federal National Mortgage Association Pass-Thru, Pool AS3961	3.00%	12/01/2044	40,295,362
14,478,084	Federal National Mortgage Association Pass-Thru, Pool AS4154	3.00%	12/01/2044	15,214,520
9,721,056	Federal National Mortgage Association Pass-Thru, Pool AS4212	3.00%	01/01/2035	10,244,853
14,234,189	Federal National Mortgage Association Pass-Thru, Pool AS4281	3.00%	01/01/2035	15,044,675
11,712,799	Federal National Mortgage Association Pass-Thru, Pool AS4345	3.50%	01/01/2045	12,580,524
13,800,073	Federal National Mortgage Association Pass-Thru, Pool AS4360	3.00%	01/01/2035	14,585,188
83,649,065	Federal National Mortgage Association Pass-Thru, Pool AS4625	3.00%	03/01/2045	87,908,377
32,945,075	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%	03/01/2045	34,574,299

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
14,523,463	Federal National Mortgage Association Pass-Thru, Pool AS4779	3.00%	04/01/2035	15,350,827
12,630,196	Federal National Mortgage Association Pass-Thru, Pool AS4780	3.00%	04/01/2035	13,349,186
15,775,654	Federal National Mortgage Association Pass-Thru, Pool AS4840	3.00%	04/01/2035	16,658,979
10,356,731	Federal National Mortgage Association Pass-Thru, Pool AS4881	3.00%	05/01/2035	10,947,132
16,082,285	Federal National Mortgage Association Pass-Thru, Pool AX9696	3.00%	07/01/2045	16,483,181
20,778,352	Federal National Mortgage Association Pass-Thru, Pool AY3974	3.00%	03/01/2045	21,836,423
6,452,691	Federal National Mortgage Association Pass-Thru, Pool AY4295	3.00%	02/01/2045	6,628,834
438,432	Federal National Mortgage Association Pass-Thru, Pool AY4296	3.00%	01/01/2045	449,070
3,374,028	Federal National Mortgage Association Pass-Thru, Pool AY5471	3.00%	03/01/2045	3,461,112
11,364,563	Federal National Mortgage Association Pass-Thru, Pool BC0785	3.50%	04/01/2046	12,248,457
19,895,034	Federal National Mortgage Association Pass-Thru, Pool BC9003	3.00%	11/01/2046	21,000,278
1,066,841	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%	12/01/2029	1,142,824
3,880,346	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%	03/01/2030	4,156,766
804,866	Federal National Mortgage Association Pass-Thru, Pool MA0406	4.50%	05/01/2030	862,206
51,888	Federal National Mortgage Association Pass-Thru, Pool MA0445	5.00%	06/01/2040	55,387
74,738	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%	07/01/2040	79,793
1,157,327	Federal National Mortgage Association Pass-Thru, Pool MA0534	4.00%	10/01/2030	1,239,789
264,171	Federal National Mortgage Association Pass-Thru, Pool MA0587	4.00%	12/01/2030	283,005
6,642,459	Federal National Mortgage Association Pass-Thru, Pool MA0616	4.00%	01/01/2031	7,116,043
1,564,417	Federal National Mortgage Association Pass-Thru, Pool MA0896	4.00%	11/01/2041	1,638,649
49,903,930	Federal National Mortgage Association Pass-Thru, Pool MA0919	3.50%	12/01/2031	53,102,968
21,115,327	Federal National Mortgage Association Pass-Thru, Pool MA0949	3.50%	01/01/2032	22,469,049
24,858,889	Federal National Mortgage Association Pass-Thru, Pool MA0976	3.50%	02/01/2032	26,452,113
12,595,221	Federal National Mortgage Association Pass-Thru, Pool MA1010	3.50%	03/01/2032	13,425,437
2,505,932	Federal National Mortgage Association Pass-Thru, Pool MA1039	3.50%	04/01/2042	2,610,948
17,114,813	Federal National Mortgage Association Pass-Thru, Pool MA1059	3.50%	05/01/2032	18,211,898
1,456,699	Federal National Mortgage Association Pass-Thru, Pool MA1068	3.50%	05/01/2042	1,516,971
36,777,146	Federal National Mortgage Association Pass-Thru, Pool MA1084	3.50%	06/01/2032	39,359,374
3,955,807	Federal National Mortgage Association Pass-Thru, Pool MA1093	3.50%	06/01/2042	4,130,469
3,210,811	Federal National Mortgage Association Pass-Thru, Pool MA1094	4.00%	06/01/2042	3,370,612
22,653,821	Federal National Mortgage Association Pass-Thru, Pool MA1107	3.50%	07/01/2032	24,161,335
35,634,478	Federal National Mortgage Association Pass-Thru, Pool MA1117	3.50%	07/01/2042	37,122,171
39,841,109	Federal National Mortgage Association Pass-Thru, Pool MA1136	3.50%	08/01/2042	41,502,958
15,667,446	Federal National Mortgage Association Pass-Thru, Pool MA1138	3.50%	08/01/2032	16,709,806
11,420,847	Federal National Mortgage Association Pass-Thru, Pool MA1179	3.50%	09/01/2042	11,925,514
2,981,204	Federal National Mortgage Association Pass-Thru, Pool MA1201	3.50%	10/01/2032	3,179,678
20,511,683	Federal National Mortgage Association Pass-Thru, Pool MA1209	3.50%	10/01/2042	21,387,541
19,946,228	Federal National Mortgage Association Pass-Thru, Pool MA1237	3.00%	11/01/2032	20,940,586
1,894,868	Federal National Mortgage Association Pass-Thru, Pool MA1242	3.50%	11/01/2042	1,978,084
11,267,680	Federal National Mortgage Association Pass-Thru, Pool MA1338	3.00%	02/01/2033	11,912,042
45,045,175	Federal National Mortgage Association Pass-Thru, Pool MA1366	3.00%	03/01/2033	47,263,863
26,963,839	Federal National Mortgage Association Pass-Thru, Pool MA1401	3.00%	04/01/2033	28,506,771
46,237,666	Federal National Mortgage Association Pass-Thru, Pool MA1459	3.00%	06/01/2033	48,711,821
6,039,605	Federal National Mortgage Association Pass-Thru, Pool MA1490	3.00%	07/01/2033	6,385,154
30,127,491	Federal National Mortgage Association Pass-Thru, Pool MA2018	3.50%	09/01/2034	32,231,018
7,151,601	Federal National Mortgage Association Pass-Thru, Pool MA2114	3.50%	12/01/2044	7,453,344

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
4,911,370	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%	01/01/2045	5,114,130
17,818,879	Federal National Mortgage Association Pass-Thru, Pool MA2164	3.50%	02/01/2035	19,063,482
15,641,942	Federal National Mortgage Association Pass-Thru, Pool MA2166	3.50%	02/01/2045	16,286,877
14,107,104	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%	04/01/2045	14,457,890
20,044,759	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%	05/01/2045	20,543,307
23,190,513	Federal National Mortgage Association Pass-Thru, Pool MA2650	3.50%	06/01/2046	24,143,264
16,516,922	Federal National Mortgage Association Pass-Thru, Pool MA2833	3.00%	12/01/2046	17,434,132
3,170,575	Federal National Mortgage Association Pass-Thru, Pool MA3894	4.00%	09/01/2031	3,419,788
16,500,000	Federal National Mortgage Association, Pool 387898	3.71%	08/01/2030	18,788,157
13,314,790	Federal National Mortgage Association, Pool AL9220	3.00%	06/01/2045	14,042,929
26,915,388	Federal National Mortgage Association, Pool AL9445	3.00%	07/01/2031	28,338,790
25,973,617	Federal National Mortgage Association, Pool AM8510	3.15%	05/01/2035	28,316,566
29,628,644	Federal National Mortgage Association, Pool AM8950	3.14%	06/01/2040	31,750,511
4,887,768	Federal National Mortgage Association, Pool AN5480	3.43%	06/01/2037	5,302,895
217,500,000	Federal National Mortgage Association, Pool AN6680	3.37%	11/01/2047	251,153,081
5,500,000	Federal National Mortgage Association, Pool AN7330	3.26%	12/01/2037	6,130,872
10,026,000	Federal National Mortgage Association, Pool AN7452	3.12%	11/01/2032	11,057,803
13,500,000	Federal National Mortgage Association, Pool AN8121	3.16%	01/01/2035	15,013,588
61,950,000	Federal National Mortgage Association, Pool AN9700	3.67%	07/01/2033	71,707,891
17,039,687	Federal National Mortgage Association, Pool AS7473	3.00%	07/01/2046	17,454,003
36,354,285	Federal National Mortgage Association, Pool AS7661	3.00%	08/01/2046	37,444,147
23,597,018	Federal National Mortgage Association, Pool AS8056	3.00%	10/01/2046	24,767,610
32,565,447	Federal National Mortgage Association, Pool AS8111	3.00%	10/01/2041	33,993,302
20,573,799	Federal National Mortgage Association, Pool AS8269	3.00%	11/01/2046	21,590,435
16,244,112	Federal National Mortgage Association, Pool AS8306	3.00%	11/01/2041	17,001,191
20,240,779	Federal National Mortgage Association, Pool AS8356	3.00%	11/01/2046	20,744,816
7,233,836	Federal National Mortgage Association, Pool AZ0576	3.50%	04/01/2042	7,654,670
9,700,940	Federal National Mortgage Association, Pool BC9081	3.00%	12/01/2046	10,275,311
93,471,786	Federal National Mortgage Association, Pool BF0314	3.00%	01/01/2053	99,984,213
77,138,837	Federal National Mortgage Association, Pool BF0353	3.00%	05/01/2053	82,513,640
42,831,544	Federal National Mortgage Association, Pool BF0391	3.00%	09/01/2053	45,815,777
21,689,134	Federal National Mortgage Association, Pool BK8257	1.50%	12/01/2050	20,885,017
21,135,454	Federal National Mortgage Association, Pool BK8267	2.50%	12/01/2050	21,771,190
44,640,000	Federal National Mortgage Association, Pool BL0870	4.28%	12/01/2048	53,642,513
5,000,000	Federal National Mortgage Association, Pool BL2303	3.36%	05/01/2031	5,457,860
28,950,500	Federal National Mortgage Association, Pool BL2643	3.39%	07/01/2034	33,078,593
8,860,000	Federal National Mortgage Association, Pool BL4038	2.98%	09/01/2034	9,739,336
13,075,000	Federal National Mortgage Association, Pool BL4198	2.31%	10/01/2031	13,616,716
63,966,000	Federal National Mortgage Association, Pool BL4808	2.80%	11/01/2039	67,048,650
17,125,000	Federal National Mortgage Association, Pool BL5256	2.28%	02/01/2032	17,764,228
30,200,000	Federal National Mortgage Association, Pool BL5315	2.44%	01/01/2032	31,778,502
8,190,000	Federal National Mortgage Association, Pool BL5840	2.73%	02/01/2035	8,689,048
22,828,000	Federal National Mortgage Association, Pool BL5870	2.30%	02/01/2032	23,718,227
6,714,046	Federal National Mortgage Association, Pool BL6639	2.66%	05/01/2050	6,945,541
17,175,000	Federal National Mortgage Association, Pool BL6689	2.19%	05/01/2032	17,716,253
28,785,015	Federal National Mortgage Association, Pool BL6913	1.96%	05/01/2035	28,432,321

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
36,488,000	Federal National Mortgage Association, Pool BL7110	1.76%		07/01/2035	35,254,996
3,568,101	Federal National Mortgage Association, Pool BL7331	2.23%		07/01/2040	3,512,174
20,400,000	Federal National Mortgage Association, Pool BL7424	1.65%		08/01/2035	19,404,672
40,000,000	Federal National Mortgage Association, Pool BL8165	1.35%		09/01/2032	38,143,706
49,000,000	Federal National Mortgage Association, Pool BL8177	1.10%		09/01/2030	46,436,234
122,500,000	Federal National Mortgage Association, Pool BL8237	1.17%		10/01/2030	116,498,948
32,000,000	Federal National Mortgage Association, Pool BL8269	1.51%		09/01/2035	30,363,826
146,000,000	Federal National Mortgage Association, Pool BL8708	1.40%		11/01/2032	139,816,249
17,000,000	Federal National Mortgage Association, Pool BL8977	1.20%		11/01/2030	16,199,503
48,643,000	Federal National Mortgage Association, Pool BL9056	1.78%		11/01/2035	46,387,231
10,950,000	Federal National Mortgage Association, Pool BL9284	2.23%		12/01/2050	10,694,050
13,313,000	Federal National Mortgage Association, Pool BL9362	1.54%		11/01/2030	12,982,123
34,735,000	Federal National Mortgage Association, Pool BL9367	1.41%		12/01/2030	33,744,200
53,000,000	Federal National Mortgage Association, Pool BL9576	2.24%		12/01/2050	50,198,909
54,746,157	Federal National Mortgage Association, Pool BM5112	3.00%		11/01/2033	57,865,152
22,919,830	Federal National Mortgage Association, Pool BM5299	3.00%		12/01/2046	24,035,233
35,095,931	Federal National Mortgage Association, Pool BM5633	3.00%		07/01/2047	36,798,797
5,351,945	Federal National Mortgage Association, Pool BM5834	3.00%		04/01/2048	5,466,403
51,976,753	Federal National Mortgage Association, Pool BM6779	2.00%		08/01/2051	51,784,715
171,511,578	Federal National Mortgage Association, Pool BM6831	1.93	% (b)	10/01/2033	170,723,600
177,404,000	Federal National Mortgage Association, Pool BM6857	1.83	% (b)	12/01/2031	177,415,767
8,619,306	Federal National Mortgage Association, Pool BQ6432	2.00%		08/01/2051	8,587,440
51,430,761	Federal National Mortgage Association, Pool BQ6498	2.00%		09/01/2051	51,240,109
17,079,276	Federal National Mortgage Association, Pool BQ6564	2.00%		09/01/2051	17,016,006
123,554,788	Federal National Mortgage Association, Pool BR2217	2.50%		08/01/2051	127,497,936
48,883,000	Federal National Mortgage Association, Pool BS2496	1.88%		09/01/2033	48,515,367
5,592,000	Federal National Mortgage Association, Pool BS2500	1.81%		06/01/2030	5,685,377
15,894,487	Federal National Mortgage Association, Pool BS2568	2.20%		09/01/2046	15,791,142
3,000,000	Federal National Mortgage Association, Pool BS2580	2.15%		08/01/2033	3,103,044
22,000,000	Federal National Mortgage Association, Pool BS2805	1.81%		09/01/2033	21,709,053
9,975,000	Federal National Mortgage Association, Pool BS2834	2.24%		08/01/2041	9,852,313
39,850,000	Federal National Mortgage Association, Pool BS3020	1.96%		09/01/2033	39,773,336
34,043,000	Federal National Mortgage Association, Pool BS3101	1.91%		09/01/2033	33,915,172
2,595,000	Federal National Mortgage Association, Pool BS3163	1.75%		08/01/2030	2,623,848
19,880,000	Federal National Mortgage Association, Pool BS3192	2.03%		09/01/2036	19,608,686
24,000,000	Federal National Mortgage Association, Pool BS3222	1.91%		10/01/2031	24,139,622
16,125,000	Federal National Mortgage Association, Pool BS3314	1.83%		10/01/2033	15,938,101
21,000,000	Federal National Mortgage Association, Pool BS3345	2.16%		10/01/2036	21,097,059
48,402,000	Federal National Mortgage Association, Pool BS3363	1.97%		12/01/2035	47,570,484
25,042,000	Federal National Mortgage Association, Pool BS3426	1.76%		11/01/2031	24,700,701
12,048,000	Federal National Mortgage Association, Pool BS3431	1.83%		11/01/2033	11,899,283
6,536,000	Federal National Mortgage Association, Pool BS3434	1.83%		11/01/2033	6,455,322
32,694,000	Federal National Mortgage Association, Pool BS3442	2.12%		10/01/2036	32,640,269
49,716,000	Federal National Mortgage Association, Pool BS3458	1.98%		10/01/2033	49,888,074
11,900,000	Federal National Mortgage Association, Pool BS3514	2.08%		10/01/2033	12,007,070
43,652,000	Federal National Mortgage Association, Pool BS3833	2.09%		12/01/2033	44,177,471

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
7,339,000	Federal National Mortgage Association, Pool BS3955	2.30%	12/01/2036	7,490,415
21,024,000	Federal National Mortgage Association, Pool BS4177	1.94%	12/01/2031	21,253,651
12,500,000	Federal National Mortgage Association, Pool BS4213	2.46%	12/01/2036	13,008,491
20,000,000	Federal National Mortgage Association, Pool BS4273	1.93%	12/01/2031	20,160,601
51,025,000	Federal National Mortgage Association, Pool BS4306	1.92%	01/01/2032	51,289,933
21,800,000	Federal National Mortgage Association, Pool BS4360	2.14%	01/01/2037	21,801,843
21,355,347	Federal National Mortgage Association, Pool BT1777	2.50%	06/01/2051	21,998,317
1,657,218	Federal National Mortgage Association, Pool BT6556	2.00%	07/01/2051	1,651,081
10,628,307	Federal National Mortgage Association, Pool CA0862	3.50%	09/01/2047	11,271,781
7,984,552	Federal National Mortgage Association, Pool CA3898	3.00%	07/01/2034	8,478,893
5,073,439	Federal National Mortgage Association, Pool CA4413	3.00%	10/01/2049	5,261,282
47,980,049	Federal National Mortgage Association, Pool CA7235	2.50%	10/01/2050	49,148,973
14,871,035	Federal National Mortgage Association, Pool CA7671	2.50%	11/01/2040	15,506,039
103,080,604	Federal National Mortgage Association, Pool CA7743	2.50%	11/01/2050	106,313,437
25,911,458	Federal National Mortgage Association, Pool CA7789	2.50%	11/01/2040	26,820,575
169,862,629	Federal National Mortgage Association, Pool CA8933	2.00%	02/01/2051	169,950,492
81,268,689	Federal National Mortgage Association, Pool CA9223	2.00%	02/01/2051	81,115,851
21,062,041	Federal National Mortgage Association, Pool CB0189	3.00%	04/01/2051	21,937,119
3,843,812	Federal National Mortgage Association, Pool CB1648	2.00%	09/01/2051	3,829,590
117,543,551	Federal National Mortgage Association, Pool CB2054	2.00%	11/01/2051	117,832,496
113,290,746	Federal National Mortgage Association, Pool CB2139	2.00%	11/01/2051	113,933,171
59,814,061	Federal National Mortgage Association, Pool FM1000	3.00%	04/01/2047	62,543,571
30,569,903	Federal National Mortgage Association, Pool FM4347	2.50%	09/01/2050	31,308,531
52,867,130	Federal National Mortgage Association, Pool FM4684	2.50%	10/01/2050	54,525,145
53,906,286	Federal National Mortgage Association, Pool FM4752	2.50%	11/01/2050	55,527,717
58,526,112	Federal National Mortgage Association, Pool FM4792	2.50%	11/01/2050	59,937,896
34,384,146	Federal National Mortgage Association, Pool FM4913	2.50%	11/01/2050	35,222,846
22,253,862	Federal National Mortgage Association, Pool FM5021	2.00%	11/01/2050	22,318,089
41,031,478	Federal National Mortgage Association, Pool FM5150	2.00%	12/01/2050	41,052,674
76,362,579	Federal National Mortgage Association, Pool FM6799	2.50%	04/01/2051	78,444,033
6,079,379	Federal National Mortgage Association, Pool FM6864	1.50%	04/01/2041	5,944,841
124,793,440	Federal National Mortgage Association, Pool FM7159	2.50%	02/01/2051	127,710,323
41,112,578	Federal National Mortgage Association, Pool FM7915	2.50%	06/01/2051	42,403,160
78,157,467	Federal National Mortgage Association, Pool FM8104	3.00%	07/01/2051	81,890,622
33,922,121	Federal National Mortgage Association, Pool FM8158	2.50%	07/01/2051	35,113,735
80,351,284	Federal National Mortgage Association, Pool FM8215	2.50%	03/01/2051	82,532,300
72,570,277	Federal National Mortgage Association, Pool FM8304	4.00%	07/01/2049	77,142,694
74,498,407	Federal National Mortgage Association, Pool FM8435	2.50%	09/01/2051	76,875,709
88,557,973	Federal National Mortgage Association, Pool FM8442	2.50%	08/01/2051	90,638,206
45,788,756	Federal National Mortgage Association, Pool FM8460	2.50%	08/01/2041	47,629,769
92,917,340	Federal National Mortgage Association, Pool FM8579	2.50%	09/01/2051	95,072,356
132,494,570	Federal National Mortgage Association, Pool FM8686	2.50%	09/01/2051	136,722,849
75,641,719	Federal National Mortgage Association, Pool FM8730	2.00%	09/01/2051	75,736,584
175,687,460	Federal National Mortgage Association, Pool FM8745	2.50%	09/01/2051	180,363,826
55,200,001	Federal National Mortgage Association, Pool FM8759	2.50%	09/01/2051	57,067,182
82,015,976	Federal National Mortgage Association, Pool FM8769	2.50%	09/01/2051	84,633,284

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
42,132,718	Federal National Mortgage Association, Pool FM8780	2.50%		09/01/2051	43,401,226
123,687,171	Federal National Mortgage Association, Pool FM8786	2.50%		10/01/2051	127,608,213
12,175,055	Federal National Mortgage Association, Pool FM9422	2.00%		01/01/2051	12,155,042
203,220,758	Federal National Mortgage Association, Pool FM9441	2.00%		04/01/2051	202,838,571
61,241,969	Federal National Mortgage Association, Pool FM9452	2.00%		11/01/2051	61,503,315
34,344,621	Federal National Mortgage Association, Pool FM9490	2.00%		11/01/2051	34,471,145
75,550,375	Federal National Mortgage Association, Pool FM9492	2.50%		11/01/2051	78,050,246
83,820,638	Federal National Mortgage Association, Pool FM9538	2.00%		11/01/2051	84,114,491
39,598,595	Federal National Mortgage Association, Pool FM9602	2.50%		11/01/2051	40,825,987
162,108,394	Federal National Mortgage Association, Pool FM9672	2.50%		12/01/2051	166,178,143
21,350,000	Federal National Mortgage Association, Pool FM9846	2.50%		12/01/2051	21,873,329
44,006,377	Federal National Mortgage Association, Pool MA2259	3.00%		05/01/2035	46,199,755
24,129,052	Federal National Mortgage Association, Pool MA2621	3.50%		05/01/2046	25,121,112
20,875,471	Federal National Mortgage Association, Pool MA2649	3.00%		06/01/2046	21,394,595
6,479,411	Federal National Mortgage Association, Pool MA2673	3.00%		07/01/2046	6,640,334
24,100,735	Federal National Mortgage Association, Pool MA2711	3.00%		08/01/2046	24,698,806
2,222,932	Federal National Mortgage Association, Pool MA2743	3.00%		09/01/2046	2,278,125
51,728,624	Federal National Mortgage Association, Pool MA2806	3.00%		11/01/2046	54,027,487
20,688,197	Federal National Mortgage Association, Pool MA2895	3.00%		02/01/2047	21,638,982
41,980,066	Federal National Mortgage Association, Pool MA4100	2.00%		08/01/2050	41,901,116
86,280,603	Federal National Mortgage Association, Pool MA4191	2.00%		11/01/2050	85,699,192
148,556,459	Federal National Mortgage Association, Pool MA4281	2.00%		03/01/2051	148,277,076
295,434,872	Federal National Mortgage Association, Pool MA4305	2.00%		04/01/2051	294,879,262
56,661,376	Federal National Mortgage Association, Pool MA4340	2.00%		05/01/2051	56,278,205
329,860,027	Federal National Mortgage Association, Pool MA4437	2.00%		10/01/2051	329,251,396
49,674,030	Federal National Mortgage Association, Pool MA4465	2.00%		11/01/2051	49,582,374
418,602	Federal National Mortgage Association, Series 2002-70-QZ	5.50%		11/25/2032	472,687
593,303	Federal National Mortgage Association, Series 2002-75-ZG	5.50%		11/25/2032	659,415
8,730,009	Federal National Mortgage Association, Series 2003-129-ZT	5.50%		01/25/2034	9,743,824
1,616,905	Federal National Mortgage Association, Series 2003-29-ZL	5.00%		04/25/2033	1,796,252
738,667	Federal National Mortgage Association, Series 2003-64-ZG	5.50%		07/25/2033	825,138
6,138,193	Federal National Mortgage Association, Series 2003-84-PZ	5.00%		09/25/2033	6,805,926
6,782,568	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	7,612,113
1,380,622	Federal National Mortgage Association, Series 2004-46-PJ (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.90	% (d)(f)	03/25/2034	99,980
1,700,266	Federal National Mortgage Association, Series 2004-51-XP (-1 x 1 Month LIBOR USD + 7.70%, 7.70% Cap)	7.60	% (d)(f)	07/25/2034	274,497
2,217,914	Federal National Mortgage Association, Series 2004-W10-A6	5.75%		08/25/2034	2,381,951
85,795	Federal National Mortgage Association, Series 2005-107-EG	4.50%		01/25/2026	89,725
365,243	Federal National Mortgage Association, Series 2005-37-ZK	4.50%		05/25/2035	396,672
2,990,779	Federal National Mortgage Association, Series 2005-87-SG (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	6.60	% (d)(f)	10/25/2035	500,087
2,618,487	Federal National Mortgage Association, Series 2006-101-SA (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	6.48	% (d)(f)	10/25/2036	523,425
1,035,069	Federal National Mortgage Association, Series 2006-123-LI (-1 x 1 Month LIBOR USD + 6.32%, 6.32% Cap)	6.22	% (d)(f)	01/25/2037	198,289
467,236	Federal National Mortgage Association, Series 2006-16-HZ	5.50%		03/25/2036	525,853

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,321,478	Federal National Mortgage Association, Series 2006-56-SM (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.65	% (d)(f)	07/25/2036	626,179
516,397	Federal National Mortgage Association, Series 2006-93-SN (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	6.50	% (d)(f)	10/25/2036	64,168
5,750,837	Federal National Mortgage Association, Series 2007-109-VZ	5.00%		10/25/2035	6,396,433
618,402	Federal National Mortgage Association, Series 2007-116-BI (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.15	% (d)(f)	05/25/2037	79,411
4,009,425	Federal National Mortgage Association, Series 2007-14-PS (-1 x 1 Month LIBOR USD + 6.81%, 6.81% Cap)	6.71	% (d)(f)	03/25/2037	628,894
1,946,033	Federal National Mortgage Association, Series 2007-30-OI (-1 x 1 Month LIBOR USD + 6.44%, 6.44% Cap)	6.34	% (d)(f)	04/25/2037	361,701
293,830	Federal National Mortgage Association, Series 2007-30-SI (-1 x 1 Month LIBOR USD + 6.11%, 6.11% Cap)	6.01	% (d)(f)	04/25/2037	39,858
1,869,317	Federal National Mortgage Association, Series 2007-32-SG (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.00	% (d)(f)	04/25/2037	272,303
1,681,469	Federal National Mortgage Association, Series 2007-57-SX (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	6.52	% (d)(f)	10/25/2036	282,551
2,379,973	Federal National Mortgage Association, Series 2007-60-VZ	6.00%		07/25/2037	2,731,073
1,545,714	Federal National Mortgage Association, Series 2007-71-GZ	6.00%		07/25/2047	1,679,401
2,120,567	Federal National Mortgage Association, Series 2007-75-ID (-1 x 1 Month LIBOR USD + 5.87%, 5.87% Cap)	5.77	% (d)(f)	08/25/2037	350,266
413,872	Federal National Mortgage Association, Series 2007-9-SD (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.55	% (d)(f)	03/25/2037	55,790
343,012	Federal National Mortgage Association, Series 2008-27-B	5.50%		04/25/2038	387,662
2,185,428	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	2,378,265
4,431,659	Federal National Mortgage Association, Series 2008-48-BE	5.00%		06/25/2034	4,918,204
413,753	Federal National Mortgage Association, Series 2008-48-SD (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.90	% (d)(f)	06/25/2037	48,910
546,850	Federal National Mortgage Association, Series 2008-53-LI (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.05	% (d)(f)	07/25/2038	67,808
462,244	Federal National Mortgage Association, Series 2008-57-SE (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.90	% (d)(f)	02/25/2037	60,952
747,210	Federal National Mortgage Association, Series 2008-5-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.15	% (d)(f)	02/25/2038	115,600
457,109	Federal National Mortgage Association, Series 2008-61-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.90	% (d)(f)	07/25/2038	55,087
297,392	Federal National Mortgage Association, Series 2008-62-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.90	% (d)(f)	07/25/2038	33,220
1,081,587	Federal National Mortgage Association, Series 2008-65-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.90	% (d)(f)	08/25/2038	190,698
386,826	Federal National Mortgage Association, Series 2008-81-LP	5.50%		09/25/2038	432,346
2,478,437	Federal National Mortgage Association, Series 2009-106-EZ	4.50%		01/25/2040	2,674,368
393,704	Federal National Mortgage Association, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.15	% (d)(f)	01/25/2040	67,976
324,472	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	351,176
1,102,960	Federal National Mortgage Association, Series 2009-42-SI (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.90	% (d)(f)	06/25/2039	129,583
723,047	Federal National Mortgage Association, Series 2009-42-SX (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.90	% (d)(f)	06/25/2039	72,428
370,947	Federal National Mortgage Association, Series 2009-47-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.00	% (d)(f)	07/25/2039	54,046

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
262,570	Federal National Mortgage Association, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	5.85	% (d)(f)	07/25/2039	38,765
3,258,087	Federal National Mortgage Association, Series 2009-49-S (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.65	% (d)(f)	07/25/2039	451,393
240,700	Federal National Mortgage Association, Series 2009-51-BZ	4.50%		07/25/2039	263,610
713,459	Federal National Mortgage Association, Series 2009-54-EZ	5.00%		07/25/2039	779,226
404,877	Federal National Mortgage Association, Series 2009-70-SA (-1 x 1 Month LIBOR USD + 5.80%, 5.80% Cap)	5.70	% (d)(f)	09/25/2039	52,229
1,605,971	Federal National Mortgage Association, Series 2009-80-PM	4.50%		10/25/2039	1,669,378
1,550,892	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	1,683,437
7,222,367	Federal National Mortgage Association, Series 2009-85-ES (-1 x 1 Month LIBOR USD + 7.23%, 7.23% Cap)	7.13	% (d)(f)	01/25/2036	1,223,370
10,251,146	Federal National Mortgage Association, Series 2009-85-JS (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.65	% (d)(f)	10/25/2039	2,328,148
606,464	Federal National Mortgage Association, Series 2009-90-IB (-1 x 1 Month LIBOR USD + 5.72%, 5.72% Cap)	5.62	% (d)(f)	04/25/2037	82,625
686,360	Federal National Mortgage Association, Series 2009-94-BC	5.00%		11/25/2039	736,903
8,888,925	Federal National Mortgage Association, Series 2010-101-SA (-1 x 1 Month LIBOR USD + 4.48%, 4.48% Cap)	4.38	% (d)(f)	09/25/2040	1,184,679
3,575,950	Federal National Mortgage Association, Series 2010-101-ZC	4.50%		09/25/2040	3,955,031
7,929,739	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	8,239,498
2,728,327	Federal National Mortgage Association, Series 2010-10-SA (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	6.25	% (d)(f)	02/25/2040	499,042
828,169	Federal National Mortgage Association, Series 2010-10-ZA	4.50%		02/25/2040	890,277
867,833	Federal National Mortgage Association, Series 2010-111-S (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	5.85	% (d)(f)	10/25/2050	86,711
1,236,370	Federal National Mortgage Association, Series 2010-116-Z	4.00%		10/25/2040	1,306,841
480,840	Federal National Mortgage Association, Series 2010-117-SA (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	4.40	% (d)(f)	10/25/2040	31,710
949,934	Federal National Mortgage Association, Series 2010-120-KD	4.00%		10/25/2040	1,003,213
10,290,655	Federal National Mortgage Association, Series 2010-121-SD (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	4.40	% (d)(f)	10/25/2040	1,247,513
242,685	Federal National Mortgage Association, Series 2010-126-SU (-11 x 1 Month LIBOR USD + 55.00%, 55.00% Cap)	53.91	% (f)	11/25/2040	896,663
178,693	Federal National Mortgage Association, Series 2010-126-SX (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	14.70	% (f)	11/25/2040	253,823
1,720,256	Federal National Mortgage Association, Series 2010-128-HZ	4.00%		11/25/2040	1,847,795
1,071,313	Federal National Mortgage Association, Series 2010-132-Z	4.50%		11/25/2040	1,131,807
88,008	Federal National Mortgage Association, Series 2010-137-VS (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	14.70	% (f)	12/25/2040	112,949
5,184,718	Federal National Mortgage Association, Series 2010-142-AZ	4.00%		12/25/2040	5,568,384
3,585,030	Federal National Mortgage Association, Series 2010-148-SA (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.55	% (d)(f)	01/25/2026	254,002
9,710,088	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	10,227,416
4,476,531	Federal National Mortgage Association, Series 2010-16-SA (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	5.35	% (d)(f)	03/25/2040	650,294
1,674,979	Federal National Mortgage Association, Series 2010-21-DZ	5.00%		03/25/2040	1,878,993
704,150	Federal National Mortgage Association, Series 2010-21-KS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	4.85	% (d)(f)	03/25/2040	57,972
143,713	Federal National Mortgage Association, Series 2010-2-GS (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.35	% (d)(f)	12/25/2049	5,394

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,189,596	Federal National Mortgage Association, Series 2010-2-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.15	% (d)(f)	02/25/2050	258,070
804,920	Federal National Mortgage Association, Series 2010-31-SA (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.90	% (d)(f)	04/25/2040	70,749
2,661,515	Federal National Mortgage Association, Series 2010-31-VZ	4.00%		04/25/2040	2,780,600
1,090,625	Federal National Mortgage Association, Series 2010-34-PS (-1 x 1 Month LIBOR USD + 4.93%, 4.93% Cap)	4.83	% (d)(f)	04/25/2040	118,397
267,820	Federal National Mortgage Association, Series 2010-35-ES (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.35	% (d)(f)	04/25/2040	2,830
182,972	Federal National Mortgage Association, Series 2010-35-SV (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.35	% (d)(f)	04/25/2040	17,305
650,753	Federal National Mortgage Association, Series 2010-46-MS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	4.85	% (d)(f)	05/25/2040	90,488
4,973,882	Federal National Mortgage Association, Series 2010-49-ZW	4.50%		05/25/2040	5,161,791
1,282,317	Federal National Mortgage Association, Series 2010-4-SK (-1 x 1 Month LIBOR USD + 6.23%, 6.23% Cap)	6.13	% (d)(f)	02/25/2040	191,043
331,762	Federal National Mortgage Association, Series 2010-58-ES (-3 x 1 Month LIBOR USD + 12.47%, 12.47% Cap)	12.21	% (f)	06/25/2040	366,258
3,734,373	Federal National Mortgage Association, Series 2010-59-MS (-1 x 1 Month LIBOR USD + 5.77%, 5.77% Cap)	5.67	% (d)(f)	06/25/2040	681,270
4,107,964	Federal National Mortgage Association, Series 2010-59-SC (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.90	% (d)(f)	01/25/2040	570,324
296,823	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	333,141
271,294	Federal National Mortgage Association, Series 2010-61-EL	4.50%		06/25/2040	284,077
4,005,934	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	4,479,870
9,435,452	Federal National Mortgage Association, Series 2010-64-FC (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	0.60%		06/25/2040	9,578,133
11,459,293	Federal National Mortgage Association, Series 2010-76-ZK	4.50%		07/25/2040	12,580,633
2,728,327	Federal National Mortgage Association, Series 2010-79-CZ	4.00%		07/25/2040	2,889,107
9,735,184	Federal National Mortgage Association, Series 2010-79-VZ	4.50%		07/25/2040	10,688,323
1,173,157	Federal National Mortgage Association, Series 2010-84-ZC	4.50%		08/25/2040	1,249,454
2,346,309	Federal National Mortgage Association, Series 2010-84-ZD	4.50%		08/25/2040	2,498,903
3,826,921	Federal National Mortgage Association, Series 2010-84-ZG	4.50%		08/25/2040	4,124,761
262,423	Federal National Mortgage Association, Series 2010-90-SA (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	5.75	% (d)(f)	08/25/2040	30,774
871,366	Federal National Mortgage Association, Series 2010-94-Z	4.50%		08/25/2040	936,826
5,269,240	Federal National Mortgage Association, Series 2010-99-SG (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	24.50	% (f)	09/25/2040	8,342,084
797,643	Federal National Mortgage Association, Series 2010-9-DS (-1 x 1 Month LIBOR USD + 5.30%, 0.50% Floor, 5.30% Cap)	5.20	% (d)(f)	02/25/2040	92,803
17,596,248	Federal National Mortgage Association, Series 2011-106-LZ	3.50%		10/25/2041	18,829,590
520,021	Federal National Mortgage Association, Series 2011-110-LS (-2 x 1 Month LIBOR USD + 10.10%, 10.10% Cap)	9.90	% (f)	11/25/2041	621,200
1,763,684	Federal National Mortgage Association, Series 2011-111-CZ	4.00%		11/25/2041	1,894,953
5,848,737	Federal National Mortgage Association, Series 2011-111-EZ	5.00%		11/25/2041	6,499,657
1,205,512	Federal National Mortgage Association, Series 2011-111-VZ	4.00%		11/25/2041	1,311,387
30,000,000	Federal National Mortgage Association, Series 2011-131-PB	4.50%		12/25/2041	33,451,488
12,308,695	Federal National Mortgage Association, Series 2011-16-AL	3.50%		03/25/2031	13,056,150
25,233,015	Federal National Mortgage Association, Series 2011-17-NY	3.50%		03/25/2031	26,633,198
473,865	Federal National Mortgage Association, Series 2011-17-SA (-1 x 1 Month LIBOR USD + 6.47%, 6.47% Cap)	6.37	% (d)(f)	03/25/2041	66,837

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,236,987	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	3,340,019
2,139,158	Federal National Mortgage Association, Series 2011-27-BS (-2 x 1 Month LIBOR USD + 9.00%, 9.00% Cap)	8.80	% (f)	04/25/2041	2,292,093
26,344,988	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	27,717,789
3,729,081	Federal National Mortgage Association, Series 2011-2-GZ	4.00%		02/25/2041	4,025,797
9,677,248	Federal National Mortgage Association, Series 2011-32-ZG	4.00%		04/25/2041	10,105,451
1,814,696	Federal National Mortgage Association, Series 2011-36-VZ	4.50%		05/25/2041	1,896,791
4,344,532	Federal National Mortgage Association, Series 2011-37-Z	4.50%		05/25/2041	4,818,049
6,058,711	Federal National Mortgage Association, Series 2011-38-BZ	4.00%		05/25/2041	6,488,794
2,783,299	Federal National Mortgage Association, Series 2011-39-CB	3.00%		05/25/2026	2,873,082
4,461,011	Federal National Mortgage Association, Series 2011-39-ZD	4.00%		02/25/2041	4,815,784
1,873,077	Federal National Mortgage Association, Series 2011-40-LZ	4.50%		05/25/2041	2,017,383
2,397,565	Federal National Mortgage Association, Series 2011-42-MZ	4.50%		05/25/2041	2,539,469
15,194,516	Federal National Mortgage Association, Series 2011-45-ZA	4.00%		05/25/2031	16,168,882
4,050,053	Federal National Mortgage Association, Series 2011-45-ZB	4.50%		05/25/2041	4,191,222
12,446,662	Federal National Mortgage Association, Series 2011-51-FJ (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.55%		06/25/2041	12,593,652
855,476	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	935,259
4,892,145	Federal National Mortgage Association, Series 2011-60-EL	3.00%		07/25/2026	5,049,583
8,689,898	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	9,433,244
6,433,782	Federal National Mortgage Association, Series 2011-77-Z	3.50%		08/25/2041	6,604,615
31,693,753	Federal National Mortgage Association, Series 2011-99-CZ	4.50	% (g)	10/25/2041	34,903,503
44,650,986	Federal National Mortgage Association, Series 2011-99-DZ	5.00%		10/25/2041	49,808,461
14,274,411	Federal National Mortgage Association, Series 2012-104-Z	3.50	% (g)	09/25/2042	15,181,784
2,883,100	Federal National Mortgage Association, Series 2012-111-LB	3.50%		05/25/2041	3,051,732
16,662,137	Federal National Mortgage Association, Series 2012-111-MJ	4.00%		04/25/2042	18,356,269
1,693,457	Federal National Mortgage Association, Series 2012-122-AD	2.00%		02/25/2040	1,693,708
22,541,097	Federal National Mortgage Association, Series 2012-122-DB	3.00%		11/25/2042	23,442,468
17,898,293	Federal National Mortgage Association, Series 2012-132-KH	1.75%		12/25/2032	18,176,594
18,091,793	Federal National Mortgage Association, Series 2012-144-PT	4.16	% (b)	11/25/2049	19,614,062
5,917,037	Federal National Mortgage Association, Series 2012-14-BZ	4.00%		03/25/2042	6,388,129
28,768,548	Federal National Mortgage Association, Series 2012-15-PZ	4.00	% (g)	03/25/2042	31,987,461
13,901,189	Federal National Mortgage Association, Series 2012-20-ZT	3.50%		03/25/2042	14,397,282
46,234,833	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	49,416,123
25,985,309	Federal National Mortgage Association, Series 2012-31-Z	4.00%		04/25/2042	28,125,981
10,197,004	Federal National Mortgage Association, Series 2012-70-FY (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.55%		07/25/2042	10,301,721
36,463,538	Federal National Mortgage Association, Series 2012-74-Z	4.00%		07/25/2042	39,336,810
712,047	Federal National Mortgage Association, Series 2012-80-EA	2.00%		04/25/2042	715,500
25,639,304	Federal National Mortgage Association, Series 2012-86-ZC	3.50%		08/25/2042	26,950,252
39,127,672	Federal National Mortgage Association, Series 2012-96-VZ	3.50	% (g)	09/25/2042	40,932,287
10,583,461	Federal National Mortgage Association, Series 2012-98-BG	4.50%		08/25/2040	11,637,180
18,546,586	Federal National Mortgage Association, Series 2012-99-QE	3.00%		09/25/2042	19,157,201
13,550,752	Federal National Mortgage Association, Series 2013-100-PJ	3.00%		03/25/2043	14,186,253
26,368,367	Federal National Mortgage Association, Series 2013-130-ZE	3.00%		01/25/2044	26,899,700
25,625,792	Federal National Mortgage Association, Series 2013-133-ZT	3.00	% (g)	01/25/2039	26,642,728
13,647,382	Federal National Mortgage Association, Series 2013-36-Z	3.00	% (g)	04/25/2043	14,412,758

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,926,752	Federal National Mortgage Association, Series 2013-41-ZH	3.00%		05/25/2033	7,154,547
6,425,168	Federal National Mortgage Association, Series 2013-51-HS (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.28	% (f)	04/25/2043	6,618,902
1,795,720	Federal National Mortgage Association, Series 2013-53-AB	1.50%		03/25/2028	1,813,490
1,087,329	Federal National Mortgage Association, Series 2013-58-SC (-2 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.85	% (f)	06/25/2043	982,417
4,364,447	Federal National Mortgage Association, Series 2013-81-ZQ	3.00%		08/25/2043	4,298,300
9,012,695	Federal National Mortgage Association, Series 2013-82-SH (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.95	% (d)(f)	12/25/2042	923,049
26,298,184	Federal National Mortgage Association, Series 2014-12-GZ	3.50	% (g)	03/25/2044	27,701,224
17,787,135	Federal National Mortgage Association, Series 2014-21-GZ	3.00%		04/25/2044	18,194,791
32,184,389	Federal National Mortgage Association, Series 2014-37-ZY	2.50	% (g)	07/25/2044	32,493,449
29,539,846	Federal National Mortgage Association, Series 2014-39-ZA	3.00%		07/25/2044	30,165,562
239,417	Federal National Mortgage Association, Series 2014-46-NZ	3.00%		06/25/2043	245,053
63,022,369	Federal National Mortgage Association, Series 2014-60-EZ	3.00	% (g)	10/25/2044	67,417,076
44,486,605	Federal National Mortgage Association, Series 2014-61-ZV	3.00	% (g)	10/25/2044	47,451,236
37,515,564	Federal National Mortgage Association, Series 2014-64-NZ	3.00	% (g)	10/25/2044	39,976,690
1,880,939	Federal National Mortgage Association, Series 2014-65-CD	3.00%		06/25/2040	1,881,162
13,209,916	Federal National Mortgage Association, Series 2014-67-DZ	3.00	% (g)	10/25/2044	14,046,193
6,794,417	Federal National Mortgage Association, Series 2014-68-MA	3.00%		11/25/2040	6,829,150
42,229,989	Federal National Mortgage Association, Series 2014-68-MZ	3.00	% (g)	11/25/2044	45,063,647
29,246,638	Federal National Mortgage Association, Series 2014-6-Z	2.50	% (g)	02/25/2044	29,814,736
2,915,277	Federal National Mortgage Association, Series 2014-73-CQ	3.00%		06/25/2040	2,928,446
23,839,272	Federal National Mortgage Association, Series 2014-77-VZ	3.00	% (g)	11/25/2044	25,374,981
3,318,674	Federal National Mortgage Association, Series 2014-82-YA	3.00%		04/25/2041	3,350,886
30,615,884	Federal National Mortgage Association, Series 2014-84-KZ	3.00	% (g)	12/25/2044	32,642,980
13,908,423	Federal National Mortgage Association, Series 2014-95-NA	3.00%		04/25/2041	14,028,653
96,265,218	Federal National Mortgage Association, Series 2014-M11-1A	3.12	% (b)	08/25/2024	100,352,466
9,370,097	Federal National Mortgage Association, Series 2015-11-A	3.00%		05/25/2034	9,681,362
15,928,693	Federal National Mortgage Association, Series 2015-21-G	3.00%		02/25/2042	16,115,234
6,825,256	Federal National Mortgage Association, Series 2015-42-CA	3.00%		03/25/2044	6,905,684
27,019,050	Federal National Mortgage Association, Series 2015-49-A	3.00%		03/25/2044	27,202,742
8,798,445	Federal National Mortgage Association, Series 2015-88-AC	3.00%		04/25/2043	8,867,082
55,581,521	Federal National Mortgage Association, Series 2015-88-BA	3.00%		04/25/2044	55,926,182
18,789,555	Federal National Mortgage Association, Series 2015-8-AP	2.00%		03/25/2045	18,917,934
5,010,377	Federal National Mortgage Association, Series 2015-94-MA	3.00%		01/25/2046	5,126,189
18,718,106	Federal National Mortgage Association, Series 2016-2-JA	2.50%		02/25/2046	19,268,379
39,072,335	Federal National Mortgage Association, Series 2016-32-LA	3.00%		10/25/2044	40,422,527
24,155,561	Federal National Mortgage Association, Series 2016-72-PA	3.00%		07/25/2046	24,655,977
6,883,700	Federal National Mortgage Association, Series 2016-74-PA	3.00%		12/25/2044	6,938,803
4,900,397	Federal National Mortgage Association, Series 2016-79-EP	3.00%		01/25/2044	4,946,372
12,955,388	Federal National Mortgage Association, Series 2016-81-PA	3.00%		02/25/2044	13,076,911
13,470,314	Federal National Mortgage Association, Series 2018-21-IO	3.00	% (d)	04/25/2048	1,335,592
22,248,435	Federal National Mortgage Association, Series 2018-21-PO	0.00	% (e)	04/25/2048	20,440,450
53,308,390	Federal National Mortgage Association, Series 2018-27-AO	0.00	% (e)	05/25/2048	48,579,558
17,619,684	Federal National Mortgage Association, Series 2018-33-A	3.00%		05/25/2048	18,000,710
6,701,608	Federal National Mortgage Association, Series 2018-33-C	3.00%		05/25/2048	6,846,539

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
21,302,063	Federal National Mortgage Association, Series 2018-38-JB	3.00%		06/25/2048	22,013,496
10,549,987	Federal National Mortgage Association, Series 2018-64-A	3.00%		09/25/2048	10,936,408
28,904,569	Federal National Mortgage Association, Series 2018-85-PO	0.00	% (e)	12/25/2048	26,662,898
7,660,390	Federal National Mortgage Association, Series 2019-48-AZ	3.50%		09/25/2049	8,090,879
7,271,369	Federal National Mortgage Association, Series 2019-64-D	2.50%		11/25/2049	7,334,557
21,005,231	Federal National Mortgage Association, Series 2019-69-DS (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.90	% (d)(f)	12/25/2049	3,892,101
212,360,420	Federal National Mortgage Association, Series 2019-M16-X	1.18	% (b)(d)	07/25/2031	16,662,499
485,887,418	Federal National Mortgage Association, Series 2019-M18-X	0.72	% (b)(d)	08/25/2029	23,899,393
27,747,380	Federal National Mortgage Association, Series 2019-M24-2A1	2.46%		03/25/2031	28,915,567
255,464,884	Federal National Mortgage Association, Series 2019-M24-2XA	1.15	% (b)(d)	03/25/2031	22,192,209
296,005,276	Federal National Mortgage Association, Series 2019-M24-XA	1.27	% (b)(d)	03/25/2029	23,381,842
21,260,664	Federal National Mortgage Association, Series 2020-11-CL	3.00%		03/25/2050	21,839,774
16,000,000	Federal National Mortgage Association, Series 2020-13-HB	3.00%		03/25/2050	16,558,384
10,000,000	Federal National Mortgage Association, Series 2020-2-MB	2.00%		11/25/2059	9,579,973
20,533,999	Federal National Mortgage Association, Series 2020-2-MT	2.00%		11/25/2059	20,511,785
40,000,000	Federal National Mortgage Association, Series 2020-47-GL	2.00%		05/25/2046	40,282,200
48,500,000	Federal National Mortgage Association, Series 2020-47-KM	2.00%		12/25/2045	48,982,594
11,040,245	Federal National Mortgage Association, Series 2020-51-AZ	2.00	% (g)	07/25/2050	10,330,589
15,917,552	Federal National Mortgage Association, Series 2020-54-AS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.05	% (d)(f)	08/25/2050	3,193,941
22,631,120	Federal National Mortgage Association, Series 2020-70-IK	3.50	% (d)	10/25/2050	3,914,813
417,321,414	Federal National Mortgage Association, Series 2020-M10-X2	1.70	% (b)(d)	12/25/2030	50,898,606
249,626,910	Federal National Mortgage Association, Series 2020-M10-X8	0.72	% (b)(d)	12/25/2027	8,235,167
96,817,010	Federal National Mortgage Association, Series 2020-M13-X2	1.29	% (b)(d)	09/25/2030	7,678,063
673,479,403	Federal National Mortgage Association, Series 2020-M15-X1	1.57	% (b)(d)	09/25/2031	81,154,672
26,380,297	Federal National Mortgage Association, Series 2020-M17-X1	1.34	% (b)(d)	01/25/2028	1,555,388
139,864,417	Federal National Mortgage Association, Series 2020-M27-X1	0.91	% (b)(d)	03/25/2031	7,540,049
171,113,017	Federal National Mortgage Association, Series 2020-M54-X	1.54	% (b)(d)	12/25/2033	17,602,944
53,503,405	Federal National Mortgage Association, Series 2020-M7-X2	1.24	% (b)(d)	03/25/2031	4,602,224
24,049,201	Federal National Mortgage Association, Series 2021-13-AK	2.00%		01/25/2049	24,267,520
18,403,488	Federal National Mortgage Association, Series 2021-21-DK	2.00%		07/25/2043	18,509,682
22,574,690	Federal National Mortgage Association, Series 2021-21-GI	4.00	% (d)	07/25/2043	3,822,769
48,739,224	Federal National Mortgage Association, Series 2021-21-GL	2.00%		07/25/2043	48,829,562
19,174,792	Federal National Mortgage Association, Series 2021-29-BA	1.25%		05/25/2041	18,851,058
5,332,923	Federal National Mortgage Association, Series 2021-29-CG	1.25%		05/25/2041	5,243,116
17,759,630	Federal National Mortgage Association, Series 2021-31-AB	2.00%		06/25/2041	17,887,268
35,942,994	Federal National Mortgage Association, Series 2021-58-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.65%, 2.65% Cap)	2.60	% (d)(f)	09/25/2051	2,419,654
6,242,073	Federal National Mortgage Association, Series 2021-61-KZ	2.50	% (g)	09/25/2051	6,152,613
94,702,514	Federal National Mortgage Association, Series 2021-70-S (-1 x Secured Overnight Financing Rate 30 Day Average + 3.75%, 3.75% Cap)	3.70	% (d)(f)	10/25/2049	12,099,667
11,320,000	Federal National Mortgage Association, Series 2021-M12-2A1	2.13	% (b)	05/25/2033	11,771,222
20,613,431	Federal National Mortgage Association, Series 2021-M14-A1	1.01%		10/25/2031	20,202,652
996,839,102	Federal National Mortgage Association, Series 2021-M14-X	1.03	% (b)(d)	10/25/2031	58,071,261
187,033,475	Federal National Mortgage Association, Series 2021-M3-X2	1.02	% (b)(d)	08/25/2033	13,349,196

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
23,531,736	Federal National Mortgage Association, Series 2021-M5-A1	1.46	% (b)	01/25/2033	23,472,502
3,911,316	Federal National Mortgage Association, Series 400-S4 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	5.35	% (d)(f)	11/25/2039	941,982
39,472,312	Federal National Mortgage Association, Series 412-A3	3.00%		08/25/2042	40,456,063
75,000,000	Freddie Mac Multifamily Certificates, Series K135-AM	1.91%		01/25/2032	75,214,380
50,000,000	Freddie Mac Multifamily Certificates, Series K136-AM	1.86%		02/25/2032	49,799,615
100,000,000	Freddie Mac Multifamily Certificates, Series K138-AM	1.89%		03/25/2032	99,594,180
111,000,000	Freddie Mac Multifamily Certificates, Series K139-AM	1.87	% (a)	03/25/2032	110,247,287
47,549,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K134-AM	1.91%		11/25/2031	47,669,689
34,217,669	Government National Mortgage Association, Pool 785310	2.50%		02/20/2051	35,328,987
50,279,692	Government National Mortgage Association, Pool 785346	2.00%		03/20/2051	50,795,630
16,273,602	Government National Mortgage Association, Pool 785350	2.00%		01/20/2051	16,439,936
31,369,211	Government National Mortgage Association, Pool 785374	2.50%		03/20/2051	32,736,794
56,589,834	Government National Mortgage Association, Pool 785378	2.50%		03/20/2051	58,639,226
82,549,583	Government National Mortgage Association, Pool 785379	2.50%		03/20/2051	85,380,357
106,624,525	Government National Mortgage Association, Pool 785401	2.50%		10/20/2050	109,796,500
156,018,614	Government National Mortgage Association, Pool 785412	2.50%		03/20/2051	161,143,998
34,824,642	Government National Mortgage Association, Pool 785595	2.50%		03/20/2051	36,076,661
64,287,743	Government National Mortgage Association, Pool 785609	2.50%		08/20/2051	66,690,140
16,711,920	Government National Mortgage Association, Pool 785638	2.50%		08/20/2051	17,343,856
37,635,592	Government National Mortgage Association, Pool 785639	2.50%		08/20/2051	38,989,875
14,925,117	Government National Mortgage Association, Pool 785680	2.50%		10/20/2051	15,462,434
12,444,322	Government National Mortgage Association, Pool CB2017	2.50%		03/20/2051	12,876,940
11,303,691	Government National Mortgage Association, Pool CB4182	2.50%		03/20/2051	11,708,980
2,980,357	Government National Mortgage Association, Pool CB5487	2.50%		03/20/2051	3,072,080
10,525,853	Government National Mortgage Association, Pool CB9135	2.50%		04/20/2051	10,881,273
771,544	Government National Mortgage Association, Pool MA2511	3.50%		01/20/2045	793,485
6,547,923	Government National Mortgage Association, Series 2003-67-SP (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	7.00	% (d)(f)	08/20/2033	850,441
2,680,479	Government National Mortgage Association, Series 2003-86-ZK	5.00%		10/20/2033	2,902,516
1,561,866	Government National Mortgage Association, Series 2004-49-Z	6.00%		06/20/2034	1,732,399
2,961,292	Government National Mortgage Association, Series 2004-83-CS (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	5.98	% (d)(f)	10/20/2034	440,131
733,945	Government National Mortgage Association, Series 2005-21-Z	5.00%		03/20/2035	810,545
7,993,650	Government National Mortgage Association, Series 2005-39-ZB	5.00%		07/20/2034	8,812,633
556,284	Government National Mortgage Association, Series 2006-24-CX (-7 x 1 Month LIBOR USD + 39.97%, 39.97% Cap)	39.20	% (f)	05/20/2036	920,706
3,148,307	Government National Mortgage Association, Series 2007-26-SJ (-1 x 1 Month LIBOR USD + 4.69%, 4.69% Cap)	4.59	% (d)(f)	04/20/2037	261,455
2,808,895	Government National Mortgage Association, Series 2008-2-SM (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.39	% (d)(f)	01/16/2038	480,816
4,881,578	Government National Mortgage Association, Series 2008-42-AI (-1 x 1 Month LIBOR USD + 7.69%, 7.69% Cap)	7.58	% (d)(f)	05/16/2038	1,121,346
1,834,843	Government National Mortgage Association, Series 2008-43-SH (-1 x 1 Month LIBOR USD + 6.34%, 6.34% Cap)	6.23	% (d)(f)	05/20/2038	186,309
2,067,375	Government National Mortgage Association, Series 2008-51-SC (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.15	% (d)(f)	06/20/2038	342,912

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,617,534	Government National Mortgage Association, Series 2008-51-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.14	% (d)(f)	06/16/2038	244,234
632,734	Government National Mortgage Association, Series 2008-82-SM (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.95	% (d)(f)	09/20/2038	66,690
1,235,244	Government National Mortgage Association, Series 2008-83-SD (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	6.45	% (d)(f)	11/16/2036	137,279
4,279,995	Government National Mortgage Association, Series 2009-106-VZ	4.50%		11/20/2039	4,665,780
3,550,187	Government National Mortgage Association, Series 2009-10-NS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.54	% (d)(f)	02/16/2039	614,532
890,053	Government National Mortgage Association, Series 2009-24-SN (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.00	% (d)(f)	09/20/2038	92,654
2,541,431	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	2,726,600
14,060,405	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	15,131,648
8,586	Government National Mortgage Association, Series 2009-41-ZQ	4.50	% (g)	06/16/2039	9,480
1,792,578	Government National Mortgage Association, Series 2009-48-Z	5.00%		06/16/2039	1,936,110
226,598	Government National Mortgage Association, Series 2009-50-KP	4.50%		06/20/2039	237,330
1,280,802	Government National Mortgage Association, Series 2009-69-TS (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.09	% (d)(f)	04/16/2039	127,883
1,980,816	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	2,133,717
1,211,673	Government National Mortgage Association, Series 2009-87-IG (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	6.64	% (d)(f)	03/20/2037	73,421
11,326,024	Government National Mortgage Association, Series 2010-106-PS (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.95	% (d)(f)	03/20/2040	1,105,799
3,722,644	Government National Mortgage Association, Series 2010-1-SA (-1 x 1 Month LIBOR USD + 5.75%, 5.75% Cap)	5.64	% (d)(f)	01/16/2040	564,316
3,459,825	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	3,760,408
28,538,882	Government National Mortgage Association, Series 2010-26-QS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.15	% (d)(f)	02/20/2040	4,845,480
2,496,637	Government National Mortgage Association, Series 2010-42-AY	5.00%		11/20/2039	2,790,908
2,345,640	Government National Mortgage Association, Series 2010-42-ES (-1 x 1 Month LIBOR USD + 5.68%, 5.68% Cap)	5.58	% (d)(f)	04/20/2040	422,675
760,710	Government National Mortgage Association, Series 2010-61-AS (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.45	% (d)(f)	09/20/2039	109,123
7,494,077	Government National Mortgage Association, Series 2010-62-SB (-1 x 1 Month LIBOR USD + 5.75%, 5.75% Cap)	5.65	% (d)(f)	05/20/2040	1,188,046
7,817,304	Government National Mortgage Association, Series 2010-62-ZG	5.50%		05/16/2040	8,849,014
3,611,572	Government National Mortgage Association, Series 2011-18-SN (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	9.29	% (f)	12/20/2040	3,811,935
3,614,123	Government National Mortgage Association, Series 2011-18-YS (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	9.29	% (f)	12/20/2040	3,782,347
1,011,402	Government National Mortgage Association, Series 2011-69-OC	0.00	% (e)	05/20/2041	943,438
10,418,195	Government National Mortgage Association, Series 2011-69-SB (-1 x 1 Month LIBOR USD + 5.35%, 5.35% Cap)	5.25	% (d)(f)	05/20/2041	1,727,818
10,183,661	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	11,140,358
3,991,820	Government National Mortgage Association, Series 2011-72-AS (-1 x 1 Month LIBOR USD + 5.38%, 5.38% Cap)	5.28	% (d)(f)	05/20/2041	593,638
3,293,026	Government National Mortgage Association, Series 2011-72-SK (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.05	% (d)(f)	05/20/2041	635,578
10,288,652	Government National Mortgage Association, Series 2013-116-LS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.05	% (d)(f)	08/20/2043	1,858,044
15,486,846	Government National Mortgage Association, Series 2013-136-CS (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.09	% (d)(f)	09/16/2043	2,732,860

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
20,759,528	Government National Mortgage Association, Series 2013-182-WZ	2.50	% (g)	12/20/2043	21,456,404
63,992,322	Government National Mortgage Association, Series 2013-182-ZW	2.50	% (g)	12/20/2043	66,140,480
6,345,728	Government National Mortgage Association, Series 2013-186-SG (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.14	% (d)(f)	02/16/2043	721,560
7,088,516	Government National Mortgage Association, Series 2013-26-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.15	% (d)(f)	02/20/2043	1,299,867
7,424,764	Government National Mortgage Association, Series 2013-34-PL	3.00%		03/20/2042	7,596,993
12,590,996	Government National Mortgage Association, Series 2014-163-PS (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.50	% (d)(f)	11/20/2044	1,936,621
13,380,724	Government National Mortgage Association, Series 2014-167-SA (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.50	% (d)(f)	11/20/2044	1,944,599
22,394,913	Government National Mortgage Association, Series 2014-21-SE (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	5.45	% (d)(f)	02/20/2044	3,521,475
13,732,756	Government National Mortgage Association, Series 2014-39-SK (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.10	% (d)(f)	03/20/2044	2,588,167
14,329,900	Government National Mortgage Association, Series 2014-59-DS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.14	% (d)(f)	04/16/2044	2,691,668
13,904,679	Government National Mortgage Association, Series 2016-108-SM (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.00	% (d)(f)	08/20/2046	2,816,452
14,003,296	Government National Mortgage Association, Series 2020-112-LS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.20%, 6.20% Cap)	6.15	% (d)(f)	08/20/2050	2,878,131
28,953,468	Government National Mortgage Association, Series 2020-112-MS (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (d)(f)	08/20/2050	5,391,671
21,046,653	Government National Mortgage Association, Series 2020-115-IG	2.50	% (d)	08/20/2050	2,736,315
189,704,419	Government National Mortgage Association, Series 2020-140-ES (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (d)(f)	09/20/2050	46,819,278
50,130,633	Government National Mortgage Association, Series 2020-140-SG (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	6.25	% (d)(f)	09/20/2050	9,799,907
74,611,124	Government National Mortgage Association, Series 2020-152-IO	0.65	% (b)(d)	12/16/2062	4,807,904
13,898,552	Government National Mortgage Association, Series 2020-160-IM	2.50	% (d)	10/20/2050	1,686,680
47,550,408	Government National Mortgage Association, Series 2020-162-QS (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (d)(f)	10/20/2050	10,801,070
66,453,950	Government National Mortgage Association, Series 2020-166-SM (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (d)(f)	11/20/2050	13,725,791
18,805,820	Government National Mortgage Association, Series 2020-167-NS (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (d)(f)	11/20/2050	3,718,063
46,609,312	Government National Mortgage Association, Series 2020-175-SC (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (d)(f)	11/20/2050	11,284,925
39,566,551	Government National Mortgage Association, Series 2020-181-SA (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (d)(f)	12/20/2050	7,998,351
6,814,223	Government National Mortgage Association, Series 2020-188-DI	2.50	% (d)	12/20/2050	906,172
46,936,674	Government National Mortgage Association, Series 2020-188-NS (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (d)(f)	12/20/2050	9,693,428
22,959,146	Government National Mortgage Association, Series 2020-98-SA (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.05	% (d)(f)	07/20/2050	4,712,326
132,718,448	Government National Mortgage Association, Series 2021-100-IO	0.98	% (b)(d)	06/16/2063	11,168,244
137,046,384	Government National Mortgage Association, Series 2021-110-IO	0.88	% (b)(d)	11/16/2063	11,298,995
32,426,966	Government National Mortgage Association, Series 2021-114-SB (-1 x 1 Month LIBOR USD + 2.60%, 2.60% Cap)	2.50	% (d)(f)	06/20/2051	1,898,145
30,006,368	Government National Mortgage Association, Series 2021-117-IJ	3.50	% (d)	06/20/2051	3,455,092

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
25,477,119	Government National Mortgage Association, Series 2021-117-SH (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (d)(f)	07/20/2051	3,837,061
146,870,066	Government National Mortgage Association, Series 2021-122-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	2.55	% (d)(f)	07/20/2051	8,479,073
270,543,038	Government National Mortgage Association, Series 2021-12-IO	0.96	% (b)(d)	03/16/2063	21,979,999
111,564,161	Government National Mortgage Association, Series 2021-135-SK (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (d)(f)	08/20/2051	19,704,016
49,774,162	Government National Mortgage Association, Series 2021-138-IL	3.00	% (d)	08/20/2051	5,808,948
104,330,102	Government National Mortgage Association, Series 2021-138-PS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.75%, 3.75% Cap)	3.70	% (d)(f)	08/20/2051	7,064,901
24,490,075	Government National Mortgage Association, Series 2021-139-BI	3.50	% (d)	08/20/2051	2,412,983
13,071,910	Government National Mortgage Association, Series 2021-140-IH	2.50	% (d)	08/20/2051	1,865,687
121,315,695	Government National Mortgage Association, Series 2021-143-IO	0.99	% (b)(d)	10/16/2063	10,121,745
99,228,051	Government National Mortgage Association, Series 2021-144-IO	0.80	% (b)(d)	04/16/2063	7,602,159
71,929,537	Government National Mortgage Association, Series 2021-151-IO	0.93	% (b)(d)	04/16/2063	6,065,429
117,408,206	Government National Mortgage Association, Series 2021-155-KI	4.00	% (d)	09/20/2051	15,370,495
47,559,341	Government National Mortgage Association, Series 2021-155-S (-1 x Secured Overnight Financing Rate 30 Day Average + 3.20%, 3.20% Cap)	3.15	% (d)(f)	09/20/2051	3,370,521
73,893,253	Government National Mortgage Association, Series 2021-158-IV	2.50	% (d)	09/20/2051	11,017,558
92,362,798	Government National Mortgage Association, Series 2021-160-SQ (-1 x Secured Overnight Financing Rate 30 Day Average + 2.65%, 3.00% Cap)	2.60	% (d)(f)	09/20/2051	6,485,152
166,537,229	Government National Mortgage Association, Series 2021-164-IO	0.97	% (b)(d)	10/16/2063	14,237,085
66,119,955	Government National Mortgage Association, Series 2021-176-TI	4.00	% (d)	10/20/2051	8,417,374
64,827,389	Government National Mortgage Association, Series 2021-180-IO	0.91	% (b)(d)	11/16/2063	5,568,141
77,549,133	Government National Mortgage Association, Series 2021-184-IO	0.95	% (b)(d)	12/16/2061	6,537,834
149,430,729	Government National Mortgage Association, Series 2021-193-SW (-1 x Secured Overnight Financing Rate 30 Day Average + 2.55%, 2.55% Cap)	2.50	% (d)(f)	11/20/2051	9,527,763
100,275,235	Government National Mortgage Association, Series 2021-1-EI	2.00	% (d)	01/20/2051	11,931,379
69,548,216	Government National Mortgage Association, Series 2021-200-IO	0.92	% (b)(d)	11/16/2063	5,980,500
195,235,671	Government National Mortgage Association, Series 2021-208-IO	0.75	% (b)(d)	06/16/2064	14,347,401
36,215,970	Government National Mortgage Association, Series 2021-20-IO	1.14	% (b)(d)	08/16/2062	3,260,524
195,717,031	Government National Mortgage Association, Series 2021-210-IO	0.99	% (b)(d)	05/16/2062	16,885,056
54,436,325	Government National Mortgage Association, Series 2021-211-IO	0.97	% (b)(d)	01/16/2063	4,691,883
10,800,000	Government National Mortgage Association, Series 2021-226-TI	2.50	% (d)	12/20/2051	1,638,357
245,573,693	Government National Mortgage Association, Series 2021-22-IO	0.98	% (b)(d)	05/16/2063	20,881,794
14,593,176	Government National Mortgage Association, Series 2021-25-EI	2.50	% (d)	02/20/2051	1,788,810
70,757,679	Government National Mortgage Association, Series 2021-2-IO	0.91	% (b)(d)	06/16/2063	5,567,384
25,950,364	Government National Mortgage Association, Series 2021-30-IB	2.50	% (d)	02/20/2051	3,763,820
31,668,175	Government National Mortgage Association, Series 2021-35-IO	1.02	% (b)(d)	12/16/2062	2,748,953
642,152,280	Government National Mortgage Association, Series 2021-45-IO	0.84	% (b)(d)	04/16/2063	49,215,450
27,458,333	Government National Mortgage Association, Series 2021-52-IO	0.82	% (b)(d)	04/16/2063	1,991,605
226,630,888	Government National Mortgage Association, Series 2021-60-IO	0.84	% (b)(d)	05/16/2063	17,043,957
264,823,599	Government National Mortgage Association, Series 2021-65-IO	0.92	% (b)(d)	08/16/2063	21,429,685
208,470,249	Government National Mortgage Association, Series 2021-70-IO	0.70	% (b)(d)	04/16/2063	14,562,293

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
173,969,564	Government National Mortgage Association, Series 2021-71-IO	0.89	% (b)(d)	10/16/2062	13,562,232
166,536,963	Government National Mortgage Association, Series 2021-72-IO	0.57	% (b)(d)	01/16/2061	10,177,723
119,624,053	Government National Mortgage Association, Series 2021-77-SJ (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	3.65	% (d)(f)	05/20/2051	14,646,877
16,747,533	Government National Mortgage Association, Series 2021-78-IC	4.00	% (d)	05/20/2051	2,111,212
65,109,035	Government National Mortgage Association, Series 2021-7-MI	2.50	% (d)	01/20/2051	9,508,159
22,627,390	Government National Mortgage Association, Series 2021-80-IO	0.91	% (b)(d)	12/16/2062	1,872,656
328,939,840	Government National Mortgage Association, Series 2021-85-IO	0.69	% (b)(d)	03/16/2063	22,903,324
69,046,250	Government National Mortgage Association, Series 2021-87-ET	2.00%		05/20/2051	69,779,508
56,648,419	Government National Mortgage Association, Series 2021-96-TS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.25%, 3.25% Cap)	3.20	% (d)(f)	06/20/2051	4,924,832
40,961,407	Government National Mortgage Association, Series 2021-97-SH (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	3.65	% (d)(f)	06/20/2051	4,964,318
40,883,656	Government National Mortgage Association, Series 2021-98-SB (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (d)(f)	06/20/2051	6,548,540
84,132,503	Government National Mortgage Association, Series 2021-98-ST (-1 x Secured Overnight Financing Rate 30 Day Average + 2.73%, 2.73% Cap)	2.68	% (d)(f)	03/20/2051	5,458,222
12,274,101	Government National Mortgage Association, Series 2021-98-SW (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.20	% (d)(f)	06/20/2051	2,102,088
43,211,623	Government National Mortgage Association, Series 2021-99-IO	0.59	% (b)(d)	05/16/2061	2,694,115
72,159,355	Government National Mortgage Association, Series 2021-9-AI	2.00	% (d)	01/20/2051	9,060,531

Total US Government and Agency Mortgage Backed Obligations (Cost $20,748,935,949)					21,090,282,907

US Government and Agency Obligations - 7.9%
54,900,000	Tennessee Valley Authority	4.25%		09/15/2065	79,231,551
330,000,000	United States Treasury Notes	1.13%		10/31/2026	327,885,937
330,000,000	United States Treasury Notes	1.38%		10/31/2028	328,762,500
568,000,000	United States Treasury Notes	1.38%		11/15/2031	560,988,750
1,120,000,000	United States Treasury Notes	2.38%		05/15/2051	1,237,425,000
1,300,000,000	United States Treasury Notes	1.88%		11/15/2051	1,290,046,875

Total US Government and Agency Obligations (Cost $3,714,239,283)					3,824,340,613

Repurchase Agreements - 0.7%
362,294,490	Credit Suisse Freedom Mortgage (1 Month LIBOR USD + 3.25%) [Collateralized by $1,654,963,512 Residential Mortgage Backed Obligation, (Market Value $1,687,087,404)]	2.65	% (c)	02/22/2023	361,062,689

Total Repurchase Agreements (Cost $362,298,903)					361,062,689

Short Term Investments - 2.3%
372,714,228	First American Government Obligations Fund - Class U	0.03	% (i)		372,714,228
372,685,902	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03	% (i)		372,685,902
372,685,903	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (i)		372,685,903

Total Short Term Investments (Cost $1,118,086,033)					1,118,086,033

Total Investments - 101.9% (Cost $49,894,325,351)					49,417,166,709
Liabilities in Excess of Other Assets - (1.9)%					(919,662,306)

NET ASSETS - 100.0%					$48,497,504,403

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)	Value determined using significant unobservable inputs.

(d)	Interest only security

(e)	Principal only security

(f)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(g)

This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(h)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(i)	Seven-day yield as of period end

(j)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(k)

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of period end.

(l)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Mortgage Backed Obligations	43.5%
Non-Agency Residential Collateralized Mortgage Obligations	26.8%
Non-Agency Commercial Mortgage Backed Obligations	11.5%
US Government and Agency Obligations	7.9%
Asset Backed Obligations	6.2%
Collateralized Loan Obligations	3.0%
Short Term Investments	2.3%
Repurchase Agreements	0.7%
US Corporate Bonds	0.0%	(m)
Other Assets and Liabilities	(1.9)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Mortgage Backed Obligations	43.5%
Non-Agency Residential Collateralized Mortgage Obligations	26.8%
Non-Agency Commercial Mortgage Backed Obligations	11.5%
US Government and Agency Obligations	7.9%
Asset Backed Obligations	6.2%
Collateralized Loan Obligations	3.0%
Short Term Investments	2.3%
Repurchase Agreements	0.7%
Aerospace & Defense	0.0%	(m)
Other Assets and Liabilities	(1.9)%

	100.0%

(m)	Represents less than 0.05% of net assets

Notes to Schedule of Investments

December 31, 2021 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”, formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2021:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$1,118,086,033	$237,487,663	$12,216,818	$5,050,345	$515,277,655	$38,977,992
Affiliated Mutual Funds	—	1,022,379,653	—	4,539,019	—	—
Common Stocks	—	2,141,785	1,859,970	—	727,136	13,226
Exchange Traded Funds	—	—	—	4,632,744	—	—
Real Estate Investment Trusts	—	—	—	2,048,120	—	—

Total Level 1	1,118,086,033	1,262,009,101	14,076,788	16,270,228	516,004,791	38,991,218
Level 2
US Government and Agency Mortgage Backed Obligations	$21,090,282,907	$1,597,601,998	$—	$5,477,185	$325,414,275	$—
Non-Agency Residential Collateralized Mortgage Obligations	12,891,827,358	1,069,239,314	—	6,104,095	1,252,201,222	—
Non-Agency Commercial Mortgage Backed Obligations	5,552,680,861	949,053,506	—	—	1,189,912,413	1,494,876
US Government and Agency Obligations	3,824,340,613	2,281,306,196	—	—	609,901,841	—
Asset Backed Obligations	2,911,317,929	489,682,699	—	—	654,503,259	—
Collateralized Loan Obligations	1,455,324,601	399,103,628	—	—	1,266,427,427	7,426,182
US Corporate Bonds	14,556,581	1,628,664,444	—	—	403,575,921	32,106,200
Foreign Corporate Bonds	—	880,244,512	554,415,827	—	904,225,221	1,782,143
Bank Loans	—	515,135,224	—	—	486,477,393	305,905,475
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	276,892,538	303,975,082	—	166,431,875	—
Municipal Bonds	—	7,401,521	—	—	—	—
Other Short Term Investments	—	—	—	2,996,891	—	—

Total Level 2	47,740,330,850	10,094,325,580	858,390,909	14,578,171	7,259,070,847	348,714,876
Level 3
Repurchase Agreements	$361,062,689	$30,088,558	$—	$—	$—	$—
Asset Backed Obligations	101,472,389	9,139,070	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	95,705,855	142,318	—	—	—	—
Collateralized Loan Obligations	508,893	—	—	160,982	—	—
Bank Loans	—	497,200	—	—	—	398,148
Common Stocks	—	1,917,764	—	—	—	1,099,017

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Warrants	$—	$12,614	$—	$—	$—	$—

Total Level 3	558,749,826	41,797,524	—	160,982	—	1,497,165

Total	$49,417,166,709	$11,398,132,205	$872,467,697	$31,009,381	$7,775,075,638	$389,203,259
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—
Level 2
Unfunded Loan Commitments	—	791,864	—	—	—	441,519
Futures Contracts	—	—	—	130,357	—	—
Excess Return Swaps	—	—	—	92,122	—	—

Total Level 2	—	791,864	—	222,479	—	441,519
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$—	$791,864	$—	$222,479	$—	$441,519

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$584,073,798	$40,556,118	$5,205,941	$990,996	$26,347,877	$17,780,186
Common Stocks	16,188	49,053	172,961	—	—	—
Affiliated Mutual Funds	—	45,328,316	—	—	—	—

Total Level 1	584,089,986	85,933,487	5,378,902	990,996	26,347,877	17,780,186
Level 2
US Government and Agency Obligations	$1,663,585,754	$—	$—	$16,624,711	$—	$233,430,149
Collateralized Loan Obligations	1,426,374,780	249,720,190	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,164,173,552	259,334,201	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	1,125,239,864	186,222,227	—	—	—	—
Bank Loans	719,894,142	125,408,231	—	—	—	—
Asset Backed Obligations	677,803,306	68,001,860	—	—	—	—
Foreign Corporate Bonds	594,044,980	108,309,626	206,909,916	—	—	—
US Corporate Bonds	458,677,315	74,178,915	—	—	—	—
US Government and Agency Mortgage Backed Obligations	325,588,538	41,114,760	—	53,692,994	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	99,923,470	54,877,232	49,328,310	—	—	447,089,938
Other Short Term Investments	—	—	—	499,993	186,814,442	—

Total Level 2	8,255,305,701	1,167,167,242	256,238,226	70,817,698	186,814,442	680,520,087
Level 3
Repurchase Agreements	38,685,288	—	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	5,871,403	1,113,837	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Common Stocks	$1,119,364	$376,229	$—	$—	$—	$—
Bank Loans	405,520	108,715	—	—	—	—
Asset Backed Obligations	—	20,368,018	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	—	9,110,536	—	—	—	—
Collateralized Loan Obligations	—	72,699	—	—	—	—
Warrants	—	1,421	—	—	—	—

Total Level 3	46,081,575	31,151,455	—	—	—	—

Total	$8,885,477,262	$1,284,252,184	$261,617,128	$71,808,694	$213,162,319	$698,300,273

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2
Excess Return Swaps	685,616,865	—	—	—	14,513,615	—
Unfunded Loan Commitments	36,438	198,535	—	—	—	—
Futures Contracts	—	—	—	483,307	—	—
Forward Currency Exchange Contracts	—	—	—	—	—	(242,964)

Total Level 2	685,653,303	198,535	—	483,307	14,513,615	(242,964)
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$685,653,303	$198,535	$—	$483,307	$14,513,615	$(242,964)

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$24,450,347	$1,305,764	$2,375,669	$546,632	$206,264	$18,466,039
Affiliated Mutual Funds	—	—	7,857,680	—	—	—

Total Level 1	24,450,347	1,305,764	10,233,349	546,632	206,264	18,466,039
Level 2
Asset Backed Obligations	$291,385,845	$—	$2,351,007	$—	$—	$3,407,976
US Corporate Bonds	179,903,176	10,559,706	5,678,680	3,900,670	—	1,044,996
Foreign Corporate Bonds	68,886,019	5,527,453	5,957,278	808,814	1,797,385	—
Commercial Paper	—	12,990,584	—	—	—	—
US Government and Agency Obligations	—	—	18,544,075	2,805,909	—	4,103,981
Collateralized Loan Obligations	—	—	17,504,050	4,696,937	—	21,018,352
Non-Agency Commercial Mortgage Backed Obligations	—	—	14,210,344	3,036,103	—	24,606,692
Non-Agency Residential Collateralized Mortgage Obligations	—	—	12,748,600	—	—	28,533,172
US Government and Agency Mortgage Backed Obligations	—	—	4,175,218	—	—	17,004,591
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	635,069	—	7,273,494	—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Total Level 2	$540,175,040	$29,077,743	$81,804,321	$15,248,433	$9,070,879	$99,719,760
Level 3
Foreign Corporate Bonds	$2,469,714	$—	$—	$—	$—	$—
Asset Backed Obligations	—	—	—	—	—	8,513,739
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,182,274

Total Level 3	2,469,714	—	—	—	—	9,696,013

Total	$567,095,101	$30,383,507	$92,037,670	$15,795,065	$9,277,143	$127,881,812

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—
Level 2
Excess Return Swaps	—	—	6,925,970	2,858,451	—	—
Forward Currency Exchange Contracts	—	—	(5,323,406)	—	—	—

Total Level 2	—	—	1,602,564	2,858,451	—	—
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$—	$—	$1,602,564	$2,858,451	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$10,876,871
Money Market Funds	42,745

Total Level 1	10,919,616
Level 2
US Government and Agency Obligations	$2,152,360

Total Level 2	2,152,360
Level 3	—

Total	$13,071,976

Other Financial Instruments
Level 1	$—

Total Level 1	—
Level 2
Excess Return Swaps	347,041

Total Level 2	347,041
Level 3	—

Total Level 3	—

Total	$347,041

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Total Return Bond Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Repurchase Agreements	$378,000,000	$(10,939)	$(1,224,371)	$(3,211)	$378,006,720	$(393,705,510)	$—	$—	$361,062,689	$—
Asset Backed Obligations	—	—	(2,467,447)	—	103,939,836	—	—	—	101,472,389	—
Non-Agency Residential Collateralized Mortgage Obligations	71,682,524	264,853	(1,561)	407,071	4,341,894	(13,560,471)	32,571,545	—	95,705,855	(922,795)
Collateralized Loan Obligations	369,501	—	100,972	8,191	30,229	—	—	—	508,893	124,777

Total	$450,052,025	$253,914	$(3,592,407)	$412,051	$486,318,679	$(407,265,981)	$32,571,545	$—	$558,749,826	$(798,018)

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Asset Backed Obligations	$14,840,624	$1	$(1,153,473)	$—	$6,799,108	$(118,242)	$—	$—	$20,368,018	$(1,067,237)
Non-Agency Residential Collateralized Mortgage Obligations	10,060,931	134,662	(6,935)	139,966	—	(1,218,088)	—	—	9,110,536	74,673
Non-Agency Commercial Mortgage Backed Obligations	1,178,250	1,252	(37,863)	7,582	—	(35,384)	—	—	1,113,837	(42,760)
Common Stocks	294,158	26,756	37,188	—	44,883	(26,756)	—	—	376,229	21,090
Bank Loans	136,307	10,171	(13,117)	2,946	—	(27,592)	—	—	108,715	(2,654)
Collateralized Loan Obligations	1,227,488	—	84,844	277	4,318	—	—	(1,244,228)	72,699	88,245
Warrants	—	—	1,421	—	—	—	—	—	1,421	—
Foreign Corporate Bonds	1,500	—	(1,500)	—	—	—	—	—	—	(1,500)

Total	$27,739,258	$172,842	$(1,089,435)	$150,771	$6,848,309	$(1,426,062)	$—	$(1,244,228)	$31,151,455	$(930,143)

DoubleLine Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Asset Backed Obligations	$6,941,744	$4	$(1,034,621)	$(876)	$2,953,961	$(346,473)	$—	$—	$8,513,739	$(450,016)
Non-Agency Commercial Mortgage Backed Obligations	1,140,684	—	28,760	12,830	—	—	—	—	1,182,274	28,760

Total	$8,082,428	$4	$(1,005,861)	$11,954	$2,953,961	$(346,473)	$—	$—	$9,696,013	$(421,256)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Total Return Bond Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Repurchase Agreements	$361,062,689	Market Comparables	Market Quotes	$99.66 ($99.66)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$101,472,389	Market Comparables	Market Quotes	$100.00 - $6,197.75 ($5,111.72)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$95,705,855	Market Comparables	Market Quotes	$13.18 - $121.44 ($85.44)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$508,893	Market Comparables	Market Quotes	$26.99 ($26.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$20,368,018	Market Comparables	Market Quotes	$78.63 - $2,065.49 ($276.88)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$9,110,536	Market Comparables	Market Quotes	$97.07 ($97.07)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,113,837	Market Comparables	Market Quotes	$79.87 ($79.87)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$376,229	Market Comparables	Market Quotes	$1.88 - $34.50 ($22.07)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$108,715	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$72,699	Market Comparables	Market Quotes	$26.99 ($26.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Warrants	$1,421	Intrinsic Value	Underlying Equity Price	$0.00 - $0.30 ($0.30)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Enterprise Values	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$8,513,739	Market Comparables	Market Quotes	$69.65 - $11,331.87 ($2,260.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,182,274	Market Comparables	Yields	12.62% (12.62%)	Increase in the yields would have resulted in the decrease in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.